N-4	Apr. 07, 2026 USD ($) yr
Prospectus:
Document Type	N-4
Entity Registrant Name	Brighthouse Life Insurance Co (RILA MVA)
Entity Central Index Key	0002041679
Entity Investment Company Type	N-4
Document Period End Date	Apr. 07, 2026
Amendment Flag	false
Gold Track_Fixed Account
Item 3. Key Information [Line Items]
Fees and Expenses [Text Block]
Fees, Expenses, and Adjustments	Location in Prospectus
Are There Charges or Adjustments for Early Withdrawals?
Yes.
Your Contract will specify whether a contingent deferred sales charge or surrender charge applies to amounts withdrawn from the Contract.
If Your Contract is subject to a contingent deferred sales charge and You withdraw money during the first 5 years following a Purchase Payment, You may be assessed a withdrawal charge of up to 5%, as a percentage of the
Purchase Payment withdrawn.
If Your Contract is subject to a surrender charge and You withdraw money during the first 8 years under the Contract, You may be assessed a withdrawal charge of up to 5%, as a percentage of the amount withdrawn.
For example, if You make an early withdrawal, You could pay a withdrawal charge of up to $5,000 on a $100,000 investment.
Market Value Adjustments. If You surrender the entire amount in the Fixed
Account during the Accumulation Period due to a Contract
discontinuation, We will apply a Market Value Adjustment, which may be negative. In extreme circumstances, You could lose up to 100% of the amount surrendered due to a negative Market Value Adjustment. For example, if You were to allocate $100,000 to the Fixed Account and later surrender the Contract, You could lose up to $100,000 of Your investment.
This loss will be greater if You also have to pay withdrawal charges, taxes, and tax penalties. Only full surrenders from the Fixed Account due to
Contract discontinuations will be subject to a Market Value Adjustment.
Fee Table and Examples Charges, Deductions and Adjustments – Surrender Charge / Contingent Deferred Sales Charge
Are There Transaction Charges?
Yes. In addition to withdrawal charges and Market Value Adjustments for early withdrawals, You may also be charged for other transactions. There may be taxes on Purchase Payments and loan initiation fees.
Transfer Fee. Currently, We do not charge for transfers. However, We reserve the right to charge for transfers after the first 12 transfers per year.
Fee Table and Examples Charges, Deductions and Adjustments
Are There Ongoing Fees and Expenses?
Yes. The table below describes the fees and expenses that You may pay each year, depending on the investment options You choose. Please refer to Your
Contract specifications page for information about the specific fees You will pay each year based on the options You have elected.
				Fee Table and Examples Charges, Deductions and Adjustments Appendix A: Investment Options Available Under the Contract
	Annual Fee	Minimum	Maximum
	Base Contract[1]	1.38%	1.38%
	Portfolio Company fees and expenses[2]	0.27%	1.37%
1 As a percentage of average daily net assets of the Separate Account. The charge shown also includes the Administrative Expense.
2 As a percentage of Underlying Fund assets before temporary expense reimbursements and/or fee waivers.

Because Your Contract is customizable, the choices You make affect how much You will pay. To help You understand the cost of owning Your
Contract, the following table shows the lowest and highest cost You could pay each year, based on current charges. This estimate assumes that You do not take withdrawals from the Contract, which could add withdrawal charges and negative Market Value Adjustments that substantially increase costs.

	Lowest Annual Cost $1,381	Highest Annual Cost $2,305
	Assumes:	Assumes:
●Investment of $100,000
●5% annual appreciation
●Least expensive Portfolio Company
fees and expenses
●No additional Purchase Payments,
transfers, loans or withdrawals
●No surrender charges
●No Market Value Adjustment

●Investment of $100,000
●5% annual appreciation
●Most expensive Portfolio
Company fees and expenses
●No additional Purchase
Payments, transfers, loans or
withdrawals
●No surrender charges
●No Market Value Adjustment

Charges for Early Withdrawals [Text Block]
Are There Charges or Adjustments for Early Withdrawals?
Yes.
Your Contract will specify whether a contingent deferred sales charge or surrender charge applies to amounts withdrawn from the Contract.
If Your Contract is subject to a contingent deferred sales charge and You withdraw money during the first 5 years following a Purchase Payment, You may be assessed a withdrawal charge of up to 5%, as a percentage of the
Purchase Payment withdrawn.
If Your Contract is subject to a surrender charge and You withdraw money during the first 8 years under the Contract, You may be assessed a withdrawal charge of up to 5%, as a percentage of the amount withdrawn.
For example, if You make an early withdrawal, You could pay a withdrawal charge of up to $5,000 on a $100,000 investment.
Market Value Adjustments. If You surrender the entire amount in the Fixed
Account during the Accumulation Period due to a Contract
discontinuation, We will apply a Market Value Adjustment, which may be negative. In extreme circumstances, You could lose up to 100% of the amount surrendered due to a negative Market Value Adjustment. For example, if You were to allocate $100,000 to the Fixed Account and later surrender the Contract, You could lose up to $100,000 of Your investment.
This loss will be greater if You also have to pay withdrawal charges, taxes, and tax penalties. Only full surrenders from the Fixed Account due to
Contract discontinuations will be subject to a Market Value Adjustment.
Fee Table and Examples Charges, Deductions and Adjustments – Surrender Charge / Contingent Deferred Sales Charge

Surrender Charge Phaseout Period, Years | yr	5
Surrender Charge (of Purchase Payments) Maximum [Percent]	5.00%
Surrender Charge Example Maximum [Dollars]	$ 5,000
Transaction Charges [Text Block]
Are There Transaction Charges?
Yes. In addition to withdrawal charges and Market Value Adjustments for early withdrawals, You may also be charged for other transactions. There may be taxes on Purchase Payments and loan initiation fees.
Transfer Fee. Currently, We do not charge for transfers. However, We reserve the right to charge for transfers after the first 12 transfers per year.
Fee Table and Examples Charges, Deductions and Adjustments

Ongoing Fees and Expenses [Table Text Block]
Are There Ongoing Fees and Expenses?
Yes. The table below describes the fees and expenses that You may pay each year, depending on the investment options You choose. Please refer to Your
Contract specifications page for information about the specific fees You will pay each year based on the options You have elected.
				Fee Table and Examples Charges, Deductions and Adjustments Appendix A: Investment Options Available Under the Contract
	Annual Fee	Minimum	Maximum
	Base Contract[1]	1.38%	1.38%
	Portfolio Company fees and expenses[2]	0.27%	1.37%
1 As a percentage of average daily net assets of the Separate Account. The charge shown also includes the Administrative Expense.
2 As a percentage of Underlying Fund assets before temporary expense reimbursements and/or fee waivers.

Because Your Contract is customizable, the choices You make affect how much You will pay. To help You understand the cost of owning Your
Contract, the following table shows the lowest and highest cost You could pay each year, based on current charges. This estimate assumes that You do not take withdrawals from the Contract, which could add withdrawal charges and negative Market Value Adjustments that substantially increase costs.

	Lowest Annual Cost $1,381	Highest Annual Cost $2,305
	Assumes:	Assumes:
●Investment of $100,000
●5% annual appreciation
●Least expensive Portfolio Company
fees and expenses
●No additional Purchase Payments,
transfers, loans or withdrawals
●No surrender charges
●No Market Value Adjustment

●Investment of $100,000
●5% annual appreciation
●Most expensive Portfolio
Company fees and expenses
●No additional Purchase
Payments, transfers, loans or
withdrawals
●No surrender charges
●No Market Value Adjustment

Base Contract (of Average Annual Net Assets) (N-4) Minimum [Percent]	1.38%
Base Contract (of Average Annual Net Assets) (N-4) Maximum [Percent]	1.38%
Investment Options (of Average Annual Net Assets) Minimum [Percent]	0.27%
Investment Options (of Average Annual Net Assets) Maximum [Percent]	1.37%
Base Contract (N-4) Footnotes [Text Block]	As a percentage of average daily net assets of the Separate Account. The charge shown also includes the Administrative Expense.
Investment Options Footnotes [Text Block]	As a percentage of Underlying Fund assets before temporary expense reimbursements and/or fee waivers.
Lowest Annual Cost [Dollars]	$ 1,381
Highest Annual Cost [Dollars]	$ 2,305
Risks [Table Text Block]
	Risks	Location in Prospectus
Is There a Risk of Loss from Poor Performance?	Yes. You can lose money by investing in this Contract including loss of principal.	Principal Risks of Investing in the Contract
Is This a Short-Term Investment?
No. This Contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash. Amounts withdrawn from the
Contract may result in withdrawal charges, taxes, and tax penalties.
●Withdrawal charges may apply for the first 5 years following a Purchase
Payment or 8 years of the Contract, depending on the early withdrawal charges applicable to Your Contract. Withdrawal charges will reduce the value of Your Contract if You withdraw money during the applicable time period. Withdrawals could significantly reduce the value of Your
Contract, the death benefit, the amount available for loans, and other
Contract benefits. The reduction may be more than the amount withdrawn.
●The benefits of tax deferral also mean the Contract is more beneficial to investors with a long time horizon
●There are certain circumstances where withdrawing amounts from the
Fixed Account will result in a negative Market Value Adjustment, including full surrenders due to Contract discontinuation during the
Accumulation Period.
●At the end of each Guarantee Period, in the absence of other instructions or requests from You, the amount in the Guarantee Period will automatically be renewed into a new Guarantee Period, subject to the declared renewal interest rate.
Principal Risks of Investing in the Contract The Fixed Account Charges, Deductions and Adjustments Access to Your Money
What Are the Risks Associated with Investment Options?
●An investment in this Contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options available under the Contract.
●Each investment option, including the Fixed Account, has its own unique risks.
●You should review the prospectuses for the available Underlying Funds and the prospectus disclosure for the Fixed Account before making an investment decision.
Principal Risks of Investing in the Contract
What Are the Risks Related to the Insurance Company?
An investment in the Contract is subject to the risks related to Us. Any obligations (including under the Fixed Account and guarantees and benefits of the Contract that exceed the assets of the Separate Account are subject to
Our claims-paying ability. If We experience financial distress, We may not be able to meet Our obligations to You. More information about
Brighthouse Life Insurance Company, including Our financial strength ratings, is available by contacting Us at 888-243-1968.
Principal Risks of Investing in the Contract

Investment Restrictions [Text Block]	Yes.●Currently, We allow unlimited transfers without charge among investment options during the Accumulation Period. However, We reserve the right to impose a charge for transfers in excess of 12 per year.●We reserve the right to limit the number of transfers in circumstances of frequent or large transfers. At a minimum, We would always allow one transfer every six months.●Transfers between the Fixed Account and the Funding Options are subject to the Competing Funds restrictions described in this prospectus.●We reserve the right to limit transfers from the Fixed Account in any calendar year to 20% of the Contract/Certificate Value in the Fixed Account as of the end of the preceding Contract/Certificate Year.●Where permitted by state law, We reserve the right (with 30 days advance written notice) to restrict Purchase Payments or transfers into the Fixed Account when the credited interest rate is equal to the minimum Guaranteed Interest Rate specified in Your Contract.●We reserve the right to remove or substitute the Underlying Funds that are available as investment options under the Contract. ●The availability of the Fixed Account and Funding Options. may vary by employer or Plan Administrator. You should reference Your Plan documents or speak with Your employer or Plan Administrator for the benefits available to You.
Key Information, Benefit Restrictions [Text Block]	Yes.●You must select a specific Annuity option to exercise the Variable Liquidity Benefit during the Annuity Period.●Withdrawals will reduce the value of the death benefit, perhaps significantly.●We may stop offering an optional benefit at any time for new sales.●Except as otherwise provided, Contract benefits may not be modified or terminated by Us.●The availability of benefits may vary by employer or Plan Administrator. You should reference Your Plan documents or speak with Your employer or Plan Administrator for the benefits available to You.
Tax Implications [Text Block]	Consult with a tax professional to determine the tax implications of an investment in and payments received under this Contract.●If you purchase the Contract through a tax-qualified plan or individual retirement account, you do not get any additional tax benefit.●You will generally not be taxed on increases in the value of the Contract until they are withdrawn. Withdrawals will be subject to ordinary income tax, and may be subject to tax penalties if You take a withdrawal before age 59 ½.
Investment Professional Compensation [Text Block]	Investment professionals may receive compensation for selling this Contract in the form of commissions, additional cash benefits (e.g., bonuses), and non-cash compensation. This conflict of interest may influence an investment professional to recommend this Contract over another investment for which the investment professional is not compensated or compensated less.
Exchanges [Text Block]	If You already own an insurance Contract, some investment professionals may have a financial incentive to offer You a new Contract in place of the one You own. You should only exchange a Contract You already own if You determine, after comparing the features, fees, and risks of both contracts, that it is better for You to purchase the new Contract rather than continue to own Your existing Contract.
Item 4. Fee Table [Line Items]
Item 4. Fee Table [Text Block]	Fee Table and Examples
The following tables describe the fees, expenses, and adjustments that You will pay when buying, owning, and surrendering, or making withdrawals from an investment option or from the Contract. Please refer to Your Contract specifications page for information about the specific fees You will pay each year based on the options You have selected.The first table describes the fees and expenses that You will pay at the time that You buy the Contract, surrender the Contract, make withdrawals from an investment option or from the Contract, or transfer Contract Value between investment options. State premium taxes of 0% to 3.5% may also be deducted.Transaction ExpensesWithdrawal Charges (1)
Contingent Deferred Sales Charge	Years Since Purchase Payment Made	Percentage
(as a percentage of Purchase Payments)	0-5	5%
	6+	0%
OR
Surrender Charge	Contract Year	Percentage
As a percentage of amount surrendered	1-2	5%
	3-4	4%
	5-6	3%
	7-8	2%
	9+	0%
Account Reduction Loan Initiation Fee(2) $75.00(1)During the Annuity Period, if you elect the Variable Liquidity Benefit, there is a withdrawal charge when You make a surrender after beginning to receive Annuity Payments. This charge is not assessed during the Accumulation Period. (Please refer to ”The Annuity Period – Variable Liquidity Benefit” section for a description of this benefit.) The charge is as follows::
Variable Liquidity Benefit Charge	Years Since Initial Purchase Payment Made	Percentage
As a percentage of the amount surrendered	0-5	5%
	6+	0%
OR
Variable Liquidity Benefit Charge	Contract Year	Percentage
As a percentage of amount surrendered	1-2	5%
	3-4	4%
	5-6	3%
	7-8	2%
	9+	0%
(2)Loans will be charged an initial set-up fee of $75.00.The next table describes the adjustments, in addition to any transaction expenses, that may apply if all or a portion of the Contract Value is withdrawn from the Fixed Account.Adjustments
Market Value Adjustment Maximum Potential Loss (1)	100%
(as a percentage of the Contract Value withdrawn or surrendered from the Fixed Account
(1)Only full surrenders from the Fixed Account due to Contract discontinuations will be subject to a Market Value Adjustment. See “Charges, Deductions, and Adjustments – Market Value Adjustment” for more information.The next table describes the fees and expenses that You will pay each year during the time that You own the Contract, not including Underlying Fund fees and expenses. Expenses shown may change over time and may be higher or lower in the future.Annual Contract Expenses:
Administrative Expenses (allocated Contracts only)(1)	$15
Base Contract Charge(2) (as a percentage of average net assets of the Separate Account)(3)	1.30%
(1)We call this the Semiannual contract Administrative Charge in your Contract, as well as in other places in the prospectus. In the section entitled “Important Information You Should Consider About Your Contract” earlier in the prospectus, we are required to present this fee as part of the Base Contract.(2)We call this the Funding Option “Administrative Charge” and "Mortality and Expense Risk Charge" in your Contract as well as in other places in the prospectus. See "Charges and Deductions" section of the prospectus under the sub-headings “Base Contract Charge - Administrative Expenses” and "Base Contract Charge - Mortality and Expense Risk Charge”.(3)We waive a portion of this charge in connection with investments in certain Subaccounts. See “Charges and Deductions” section of the prospectus under the sub-heading "Base Contract Charge - Mortality and Expense Risk Charge”.The next table shows the minimum and maximum total operating expenses charged by the Underlying Funds that You may pay periodically during the time that You own the Contract. Expenses shown may change over time and may be higher or lower in the future. A complete list of Underlying Funds available under the Contract, including their annual expenses, may be found in Appendix A.Annual Underlying Fund Expenses
	Minimum	Maximum
Total Annual Underlying Fund Expenses
(expenses that are deducted from Underlying Fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)	0.27%	1.37%

Transaction Expenses [Table Text Block]	Transaction ExpensesWithdrawal Charges (1)
Contingent Deferred Sales Charge	Years Since Purchase Payment Made	Percentage
(as a percentage of Purchase Payments)	0-5	5%
	6+	0%
OR
Surrender Charge	Contract Year	Percentage
As a percentage of amount surrendered	1-2	5%
	3-4	4%
	5-6	3%
	7-8	2%
	9+	0%
Account Reduction Loan Initiation Fee(2) $75.00(1)During the Annuity Period, if you elect the Variable Liquidity Benefit, there is a withdrawal charge when You make a surrender after beginning to receive Annuity Payments. This charge is not assessed during the Accumulation Period. (Please refer to ”The Annuity Period – Variable Liquidity Benefit” section for a description of this benefit.) The charge is as follows::
Variable Liquidity Benefit Charge	Years Since Initial Purchase Payment Made	Percentage
As a percentage of the amount surrendered	0-5	5%
	6+	0%
OR
Variable Liquidity Benefit Charge	Contract Year	Percentage
As a percentage of amount surrendered	1-2	5%
	3-4	4%
	5-6	3%
	7-8	2%
	9+	0%
(2)Loans will be charged an initial set-up fee of $75.00.
Deferred Sales Load (of Purchase Payments), Maximum [Percent]	5.00%
Deferred Sales Load (of Purchase Payments), Minimum [Percent]	0.00%
Deferred Sales Load (of Amount Surrendered), Maximum [Percent]	5.00%
Deferred Sales Load, Footnotes [Text Block]	During the Annuity Period, if you elect the Variable Liquidity Benefit, there is a withdrawal charge when You make a surrender after beginning to receive Annuity Payments. This charge is not assessed during the Accumulation Period. (Please refer to ”The Annuity Period – Variable Liquidity Benefit” section for a description of this benefit.) The charge is as follows:
Variable Liquidity Benefit Charge	Years Since Initial Purchase Payment Made	Percentage
As a percentage of the amount surrendered	0-5	5%
	6+	0%
Variable Liquidity Benefit Charge	Contract Year	Percentage
As a percentage of amount surrendered	1-2	5%
	3-4	4%
	5-6	3%
	7-8	2%
	9+	0%

Contract Adjustments, Fee Table [Table Text Block]	The next table describes the adjustments, in addition to any transaction expenses, that may apply if all or a portion of the Contract Value is withdrawn from the Fixed Account.Adjustments
Market Value Adjustment Maximum Potential Loss (1)	100%
(as a percentage of the Contract Value withdrawn or surrendered from the Fixed Account
(1)Only full surrenders from the Fixed Account due to Contract discontinuations will be subject to a Market Value Adjustment. See “Charges, Deductions, and Adjustments – Market Value Adjustment” for more information.
Annual Contract Expenses [Table Text Block]	Annual Contract Expenses:
Administrative Expenses (allocated Contracts only)(1)	$15
Base Contract Charge(2) (as a percentage of average net assets of the Separate Account)(3)	1.30%
(1)We call this the Semiannual contract Administrative Charge in your Contract, as well as in other places in the prospectus. In the section entitled “Important Information You Should Consider About Your Contract” earlier in the prospectus, we are required to present this fee as part of the Base Contract.(2)We call this the Funding Option “Administrative Charge” and "Mortality and Expense Risk Charge" in your Contract as well as in other places in the prospectus. See "Charges and Deductions" section of the prospectus under the sub-headings “Base Contract Charge - Administrative Expenses” and "Base Contract Charge - Mortality and Expense Risk Charge”.(3)We waive a portion of this charge in connection with investments in certain Subaccounts. See “Charges and Deductions” section of the prospectus under the sub-heading "Base Contract Charge - Mortality and Expense Risk Charge”.
Administrative Expense, Current [Dollars]	$ 15
Administrative Expense, Footnotes [Text Block]	We call this the Semiannual contract Administrative Charge in your Contract, as well as in other places in the prospectus. In the section entitled “Important Information You Should Consider About Your Contract” earlier in the prospectus, we are required to present this fee as part of the Base Contract.
Base Contract Expense (of Average Account Value), Current [Percent]	1.30%
Base Contract Expense, Footnotes [Text Block]	We call this the Funding Option “Administrative Charge” and "Mortality and Expense Risk Charge" in your Contract as well as in other places in the prospectus. See "Charges and Deductions" section of the prospectus under the sub-headings “Base Contract Charge - Administrative Expenses” and "Base Contract Charge - Mortality and Expense Risk Charge”.(3)We waive a portion of this charge in connection with investments in certain Subaccounts. See “Charges and Deductions” section of the prospectus under the sub-heading "Base Contract Charge - Mortality and Expense Risk Charge”.
Annual Portfolio Company Expenses [Table Text Block]
	Minimum	Maximum
Total Annual Underlying Fund Expenses
(expenses that are deducted from Underlying Fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)	0.27%	1.37%

Portfolio Company Expenses [Text Block]	(expenses that are deducted from Underlying Fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)
Portfolio Company Expenses Minimum [Percent]	0.27%
Portfolio Company Expenses Maximum [Percent]	1.37%
Annuitized Expense, 1 Year, Minimum [Dollars]	$ 1,470
Annuitized Expense, 3 Years, Maximum [Dollars]	7,900
Annuitized Expense, 3 Years, Minimum [Dollars]	4,568
Annuitized Expense, 5 Years, Maximum [Dollars]	13,492
Annuitized Expense, 5 Years, Minimum [Dollars]	7,889
Annuitized Expense, 10 Years, Maximum [Dollars]	28,704
Annuitized Expense, 10 Years, Minimum [Dollars]	$ 17,271
Item 5. Principal Risks [Line Items]
Item 5. Principal Risks [Table Text Block]	Principal Risks of Investing in the Contract
Unsuitable as Short-Term Savings Vehicle. The Contract is intended for retirement savings or other long-term investment purposes. It is not suitable as a short-term savings vehicle. This means if You plan to withdraw money or surrender the Contract for short-term needs, it may not be the right contract for You. A charge may be assessed on withdrawals and surrenders in addition to taxes and tax penalties and these deductions could be substantial. Full surrenders from the Fixed Account due to Contract discontinuations may also be subject to a negative Market Value Adjustment, in addition to any applicable surrender charges and tax consequences, which will decrease the amount payable to You. In extreme circumstances, You could lose up to 100% of the amount withdrawn or surrendered from the Fixed Account due to a negative Market Value Adjustment. Please discuss Your insurance needs and financial objectives with Your financial representative.Investment Risk. You bear the risk of any decline in Your Contract Value resulting from the performance of the Funding Options You have chosen. Your Contract Value could decline very significantly, and there is a risk of loss of the entire amount invested. This risk varies with each Funding Option’s Underlying Fund. This risk could have a significant negative impact on certain benefits and guarantees under the Contract. The investment risks are described in the prospectuses for the Underlying Funds.Funding Option Availability Risk. We reserve the right, subject to compliance with the law, to substitute investment alternatives under the Contract. Fixed Account Allocation and Transfer Risk. Allocations and transfers to and from the Fixed Account may subject to significant limitations. Where permitted by state law, We reserve the right under the Contract (with 30 days advance written notice) to restrict Purchase Payments into the Fixed Account or transfers from the Funding Options into the Fixed Account whenever the credited interest rate is equal to the minimum Guaranteed Interest Rate specified in Your Contract. Additionally, We reserve the right to limit transfers from the Fixed Account in any calendar year to 20% of the Contract/Certificate Value in the Fixed Account as of the end of the preceding Contract/Certificate Year. You should consider how significant the ability to make allocations to or transfers to and from the Fixed Account is for Your long term investment Plans, because the Fixed Account may not be available at all times or may have significant restrictions. Declared Interest Rate Risk. At the end of each Guarantee Period, a renewal interest rate will be determined by the Company. The Company’s management will make the final determination as to any Declared Interest Rates and any interest in excess of the minimum interest rate. The Company cannot predict nor guarantee the rates of any future declared interest in excess of the minimum rate. You bear the risk that we will not declare a rate in excess of the minimum rate. Optional Benefits Risk. Withdrawals could significantly reduce the value of your Contract, the death benefit, the amount available for loans, and other Contract benefits. The reduction may be more than the amount withdrawn. Specifically, withdrawals will reduce the value of Contract benefits. You should consider the impact that a withdrawal may have on standard and optional Contract benefits. Insurance Company Risk. Any obligations (including under the Fixed Account) and guarantees and benefits of the Contract that exceed the assets of the Separate Account are subject to Our claims-paying ability. It is possible that We could experience financial difficulty in the future and even become insolvent, and therefore unable to provide all of the obligations and guarantees and benefits that exceed the assets in the Separate Account that We promise. Likewise, Our experiencing financial difficulty could impair Our ability to fulfill Our obligations under the Fixed Account offered under this Contract.Tax Consequences. Withdrawals are generally taxable (to the extent of any earnings in the Contract), and prior to age 59½ a tax penalty may apply. In addition, even if the Contract is held for years before any withdrawal is made, the withdrawals are taxable as ordinary income rather than capital gains. Plan Terms Risk. If You participate through a retirement Plan or other group arrangement, the Contract may provide that all or some of Your rights, choices or Contract features, as described in this prospectus, are subject to the Plan’s terms. For example, limitations on Your rights may apply to investment options, Purchase Payments, withdrawals, transfers, Plan loans, the death benefit and Annuity options, and the availability of Contract benefits. We may rely on Your employer’s or the Plan Administrator’s statements to Us as to the terms of the Plan or Your entitlement to any amounts. We are not a party to Your employer’s retirement Plan. We will not be responsible for determining what Your Plan says. You should consult the Contract and Plan document to see how You may be affected. An involuntary distribution to You from Your Plan may be subject to withdrawal charges under the Contract.Cybersecurity and Certain Business Continuity Risks. Our variable product business is largely conducted through complex information technology and communications systems operated by Us and Our service providers and business partners (e.g., the Underlying Funds and the firms involved in the distribution and sale of Our variable contracts). Our operations rely on the secure processing, storage and transmission of data and confidential and other information in Our systems and the systems of third party service providers. We have established administrative and technical controls and business continuity and resilience plans to protect Our operations against attempts by unauthorized third parties to improperly access, modify, disrupt the operation of, or prevent access to critical networks or systems or data within them (a “cyber-attack”). Despite these protocols, the techniques used to attack systems and networks change frequently, are becoming more sophisticated, and can originate from a wide variety of sources including internal actors (through malicious or accidental acts), terrorists, nation states, politically or financially motivated actors, or other third parties, such as external service providers. Furthermore, the rapid evolution and increased adoption of artificial intelligence (“AI”) technologies may intensify Our cybersecurity risks, including the deployment of artificial intelligence technologies by malicious third parties and threat actors that may increase in sophistication and effectiveness in the future. There may be an increased risk of cyber-attacks that may adversely disrupt or degrade Our operations and compromise Our data during periods of geo-political or military conflict. There is also a chance that certain risks have not been identified or prepared for, or that an attack may not be detected which limits Our ability, as well as that of Our service providers and business partners, to plan for or respond to, an attack.A failure of our computer systems could cause significant interruptions in our operations, compromise the security, confidentiality or privacy of sensitive data, and otherwise adversely affect Our business and ability to administer the Contracts. Unanticipated problems with, or failures of, Our disaster recovery systems and business continuity plans could also have a material, negative impact on Our ability to conduct business and on Our financial condition and operations, as well on individual Owners and their Contracts. Our operations also could be negatively impacted by a cyber-attack or system failure affecting a third party, such as a service provider, business partner, another participant in the financial markets, or a governmental or regulatory authority. Disruptions or failures to Our operations, systems, and networks can originate from a wide variety of sources including, but not limited to, a disaster such as a natural catastrophe, epidemic or pandemic crisis, military or terrorist actions, cyber-attack and unanticipated problems with Our or Our service providers’ disaster recovery systems (and the disaster recovery systems of such vendors’ suppliers, vendors, or subcontractors). Such disasters and events may adversely affect Our ability to conduct business or administer the contract. Cyber-attacks and disruptions or failures to Our systems and business operations could result in regulatory fines or sanctions, litigation, penalties or financial losses, reputational harm, loss of customers, and/or otherwise adversely affect Our business. Such events could also interfere with Our processing of Contract transactions, including the processing of transfer orders from Our website or with the Underlying Funds; impact Our ability to calculate Accumulation Unit values; cause the release and/or possible loss, misappropriation or corruption of data or confidential Contract Owner or business information; or impede order processing or cause other operational issues. Cyber-attacks, disruptions or failures may also impact the issuers of securities in which the Underlying Funds invest, and it is possible the funds underlying Your Contract could lose value. We cannot control the cybersecurity plans and systems implemented by third parties, including service providers or issuers of securities in which the Underlying Funds invest. Although We continually make efforts to identify and reduce Our exposure to cybersecurity risks and operations failures, there can be no assurance that We or Our third party service providers or the Underlying Funds will be able to detect, manage, prevent, or avoid cyber-attacks, disruptions, or failures affecting Your Contract in the future.
Item 10. Benefits Available [Line Items]
Benefits Available (N-4) [Text Block]	Benefits Under the Contract
The following table summarizes information about the benefits under the Contract.
Name of Benefit	Purpose	Standard or Optional	Maximum Fee	Brief Description of Restrictions / Limitations
Dollar Cost Averaging (DCA) Program	Allows You to systematically transfer a set amount from a Funding Option or the Fixed Account (if available) to one or more Funding Options on a monthly or quarterly basis	Standard	No Charge
●Available only during the
Accumulation Period
●Must have a minimum
total Contract Value of
$5,000 to enroll
●Minimum transfer
amount is $400
●Fixed Account Value
must not be depleted in
less than 12 months from
date of enrollment
●May only have one DCA
program in place at one
time

Special Dollar Cost Averaging (DCA) Program	Allows You to systematically make level transfers from the Fixed Account (if available) to one or more Funding Options over a 6-month and 12-month duration	Standard	No Charge
●Available only during the
Accumulation Period
●Fixed Account must be
available for investment
●Must have a minimum
total Contract Value of
$5,000 to enroll
●Minimum transfer
amount is $400
●May only have one DCA
program in place at one
time
●Interest rates credited on
amounts in the Fixed
Account may differ for
6-month and 12-month
durations

Name of Benefit	Purpose	Standard or Optional	Maximum Fee	Brief Description of Restrictions / Limitations
Systematic Withdrawal Program	Allows You to receive regular automatic withdrawals from Your Contract	Standard	No Charge
●Each payment must be at
least $50
●Withdrawals may only
be on a monthly,
quarterly, semi-annual,
or annual basis
●Must have a minimum
total Contract Value of
$5,000 to enroll
●Must provide at least
30 days’ notice to
change instructions
●Upon 30-day written
notice, We may
discontinue this feature
at any time.
●We reserve the right to
charge a processing fee
in the future. If We do
so, We will inform You in
writing 30 days in
advance.

Death Benefit	Provides a death benefit at least equal to the Contract Value (less any amounts due) to Your Beneficiary(ies) if You die during the Accumulation Period	Standard	No Charge
●Amount payable
depends on multiple
factors, such as type of
Contract, age at time of
death, Contract Value,
total Purchase Payments,
and prior withdrawals
●Withdrawals may
significantly reduce the
benefit
●May not be available
under an unallocated
Contract

Variable Liquidity Benefit	Provides liquidity during the Annuity Period by allowing the Owner to take withdrawals during the Annuity Period based on the present value of Your remaining Annuity Payments	Optional	5% upon exercise (as a percentage of the amount withdrawn)	●Only offered in connection with a specific Annuity option that includes payments for a fixed period ●Withdrawals may significantly reduce or eliminate remaining Annuity Payments
Each of these benefits are discussed more fully, as follows: the Dollar Cost Averaging programs are discussed in the prospectus section entitled “Transfers;” the Systematic Withdrawals Program is discussed in the prospectus section entitled “Access to Your Money;” the Death Benefit is discussed in the prospectus section entitled “Death Benefit;” and the “Variable Liquidity Benefit” is discussed in the prospectus section entitled “The Annuity Period.”The availability of benefits may vary by employer or Plan administrator. You should reference Your Plan documents or speak with Your employer or Plan administrator for the benefits available to You.
Benefits Available [Table Text Block]
Name of Benefit	Purpose	Standard or Optional	Maximum Fee	Brief Description of Restrictions / Limitations
Dollar Cost Averaging (DCA) Program	Allows You to systematically transfer a set amount from a Funding Option or the Fixed Account (if available) to one or more Funding Options on a monthly or quarterly basis	Standard	No Charge
●Available only during the
Accumulation Period
●Must have a minimum
total Contract Value of
$5,000 to enroll
●Minimum transfer
amount is $400
●Fixed Account Value
must not be depleted in
less than 12 months from
date of enrollment
●May only have one DCA
program in place at one
time

Special Dollar Cost Averaging (DCA) Program	Allows You to systematically make level transfers from the Fixed Account (if available) to one or more Funding Options over a 6-month and 12-month duration	Standard	No Charge
●Available only during the
Accumulation Period
●Fixed Account must be
available for investment
●Must have a minimum
total Contract Value of
$5,000 to enroll
●Minimum transfer
amount is $400
●May only have one DCA
program in place at one
time
●Interest rates credited on
amounts in the Fixed
Account may differ for
6-month and 12-month
durations

Name of Benefit	Purpose	Standard or Optional	Maximum Fee	Brief Description of Restrictions / Limitations
Systematic Withdrawal Program	Allows You to receive regular automatic withdrawals from Your Contract	Standard	No Charge
●Each payment must be at
least $50
●Withdrawals may only
be on a monthly,
quarterly, semi-annual,
or annual basis
●Must have a minimum
total Contract Value of
$5,000 to enroll
●Must provide at least
30 days’ notice to
change instructions
●Upon 30-day written
notice, We may
discontinue this feature
at any time.
●We reserve the right to
charge a processing fee
in the future. If We do
so, We will inform You in
writing 30 days in
advance.

Death Benefit	Provides a death benefit at least equal to the Contract Value (less any amounts due) to Your Beneficiary(ies) if You die during the Accumulation Period	Standard	No Charge
●Amount payable
depends on multiple
factors, such as type of
Contract, age at time of
death, Contract Value,
total Purchase Payments,
and prior withdrawals
●Withdrawals may
significantly reduce the
benefit
●May not be available
under an unallocated
Contract

Variable Liquidity Benefit	Provides liquidity during the Annuity Period by allowing the Owner to take withdrawals during the Annuity Period based on the present value of Your remaining Annuity Payments	Optional	5% upon exercise (as a percentage of the amount withdrawn)	●Only offered in connection with a specific Annuity option that includes payments for a fixed period ●Withdrawals may significantly reduce or eliminate remaining Annuity Payments

Item 17. Investment Options [Line Items]
Investment Options (N-4) [Text Block]	Appendix A
Investment Options Available Under the ContractThe following is a list of Underlying Funds under the Contract. More information about the Underlying Funds is available in the prospectuses for the Underlying Funds, which may be amended from time to time and can be found online at https://dfinview.com/BHF/PUFT/BHF78. You can also request this information at no cost by calling (833) 208-3018 or sending an email request to rcg@brighthousefinancial.com. Availability of Underlying Funds may vary by employer or Plan Administrator. You should reference Your Plan documents or speak with Your employer or Plan Administrator for the Underlying Funds available to You.The current expenses and performance information below reflects fees and expenses of the Underlying Funds, but do not reflect the other fees and expenses that Your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Underlying Fund’s past performance is not necessarily an indication of future performance.
Investment Objectives	Portfolio Company and Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Seeks long-term growth of capital.	American Funds Global Growth Fund — Class 2# Capital Research and Management CompanySM	0.65%	21.62%	8.23%	12.17%
Seeks growth of capital.	American Funds Growth Fund — Class 2 Capital Research and Management CompanySM	0.58%	20.24%	13.37%	17.97%
Seeks long-term growth of capital and income.	American Funds Growth-Income Fund — Class 2 Capital Research and Management CompanySM	0.53%	18.06%	13.90%	13.92%
Seeks growth of capital.	American Funds® Aggressive Allocation Portfolio — Class C‡ Brighthouse Investment Advisers, LLC	0.99%	19.90%	9.30%	10.88%
Seeks a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.	American Funds® Balanced Allocation Portfolio — Class C‡ Brighthouse Investment Advisers, LLC	0.96%	17.02%	7.26%	8.99%
Seeks a high total return in the form of income and growth of capital, with a greater emphasis on income.	American Funds® Moderate Allocation Portfolio — Class C‡ Brighthouse Investment Advisers, LLC	0.95%	14.46%	5.71%	7.30%
Seeks to maximize total return, consistent with income generation and prudent investment management.	BlackRock High Yield Portfolio — Class A# Brighthouse Investment Advisers, LLC Subadviser: BlackRock Financial Management, Inc.	0.63%	9.15%	4.94%	6.62%
Seeks growth of capital.	Brighthouse Asset Allocation 100 Portfolio — Class B‡ Brighthouse Investment Advisers, LLC	0.96%	17.06%	8.63%	10.70%
Investment Objectives	Portfolio Company and Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Seeks long-term capital appreciation.	Brighthouse Small Cap Value Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: Allspring Global Investments, LLC	1.03%	-3.21%	6.43%	8.07%
Seeks long-term capital appreciation.	Brighthouse/Wellington Large Cap Research Portfolio — Class E# Brighthouse Investment Advisers, LLC Subadviser: Wellington Management Company LLP	0.69%	15.74%	12.14%	13.45%
Seeks total return through investment in real estate securities, emphasizing both capital appreciation and current income.	CBRE Global Real Estate Portfolio — Class A# Brighthouse Investment Advisers, LLC Subadviser: CBRE Investment Management Listed Real Assets LLC	0.66%	7.11%	4.30%	4.22%
Seeks long-term capital appreciation.	Harris Oakmark International Portfolio — Class A# Brighthouse Investment Advisers, LLC Subadviser: Harris Associates L.P.	0.72%	33.17%	6.72%	7.01%
Seeks capital appreciation.	Invesco Global Equity Portfolio — Class A# Brighthouse Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.	0.58%	15.88%	7.56%	11.28%
Seeks long-term growth of capital.	Invesco Small Cap Growth Portfolio — Class A# Brighthouse Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.	0.74%	6.17%	-0.66%	9.27%
Seeks long-term capital growth.	JPMorgan Small Cap Value Portfolio — Class A# Brighthouse Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management Inc.	0.79%	12.48%	9.93%	9.09%
Seeks high total investment return through a combination of capital appreciation and income.	Loomis Sayles Global Allocation Portfolio — Class A# Brighthouse Investment Advisers, LLC Subadviser: Loomis, Sayles & Company, L.P.	0.79%	12.94%	6.52%	9.50%
Seeks long-term growth of capital.	Loomis Sayles Growth Portfolio — Class A#† Brighthouse Investment Advisers, LLC Subadviser: Loomis, Sayles & Company, L.P.	0.55%	15.21%	15.06%	14.19%
Seeks long-term growth of capital.	Loomis Sayles Growth Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: Loomis, Sayles & Company, L.P.	0.80%	14.90%	14.77%	13.91%
Investment Objectives	Portfolio Company and Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Seeks capital appreciation.	MFS® Research International Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: Massachusetts Financial Services Company	0.81%	22.41%	5.54%	7.57%
Seeks capital appreciation.	Morgan Stanley Discovery Portfolio — Class B#† Brighthouse Investment Advisers, LLC Subadviser: Morgan Stanley Investment Management Inc.	0.90%	13.19%	-5.83%	14.00%
Seeks maximum real return, consistent with preservation of capital and prudent investment management.	PIMCO Inflation Protected Bond Portfolio — Class A Brighthouse Investment Advisers, LLC Subadviser: Pacific Investment Management Company LLC	1.13%	7.93%	1.40%	3.35%
Seeks maximum total return, consistent with the preservation of capital and prudent investment management.	PIMCO Total Return Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: Pacific Investment Management Company LLC	0.83%	8.90%	-0.07%	2.30%
Seeks to provide total return, primarily through capital appreciation.	State Street Emerging Markets Enhanced Index Portfolio — Class A# Brighthouse Investment Advisers, LLC Subadviser: SSGA Funds Management, Inc	0.55%	34.45%	6.31%	—
Seeks long-term capital appreciation by investing in common stocks believed to be undervalued. Income is a secondary objective.	T. Rowe Price Large Cap Value Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	0.78%	12.05%	10.28%	10.09%
Seeks long-term capital appreciation by investing in common stocks believed to be undervalued. Income is a secondary objective.	T. Rowe Price Large Cap Value Portfolio — Class E†† Brighthouse Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	0.68%	12.16%	10.39%	10.20%
Seeks high total return by investing in equity securities of mid-sized companies.	Victory Sycamore Mid Cap Value Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: Victory Capital Management Inc.	0.85%	2.29%	9.62%	9.58%
Seeks a competitive total return primarily from investing in fixed-income securities.	BlackRock Bond Income Portfolio — Class A# Brighthouse Investment Advisers, LLC Subadviser: BlackRock Advisors, LLC	0.38%	7.95%	-0.17%	2.38%
Seeks long-term growth of capital.	BlackRock Capital Appreciation Portfolio — Class A# Brighthouse Investment Advisers, LLC Subadviser: BlackRock Advisors, LLC	0.56%	13.19%	11.07%	15.80%
Investment Objectives	Portfolio Company and Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Seeks a high level of current income consistent with prudent investment risk and preservation of capital.	BlackRock Ultra-Short Term Bond Portfolio — Class E# Brighthouse Investment Advisers, LLC Subadviser: BlackRock Advisors, LLC	0.52%	3.99%	2.93%	1.95%
Seeks a high level of current income, with growth of capital as a secondary objective.	Brighthouse Asset Allocation 20 Portfolio — Class B#‡ Brighthouse Investment Advisers, LLC	0.93%	9.25%	2.06%	3.97%
Seeks high total return in the form of income and growth of capital, with a greater emphasis on income.	Brighthouse Asset Allocation 40 Portfolio — Class B‡ Brighthouse Investment Advisers, LLC	0.91%	11.50%	3.84%	5.69%
Seeks a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.	Brighthouse Asset Allocation 60 Portfolio — Class B‡ Brighthouse Investment Advisers, LLC	0.91%	13.77%	5.55%	7.47%
Seeks growth of capital.	Brighthouse Asset Allocation 80 Portfolio — Class B‡ Brighthouse Investment Advisers, LLC	0.93%	15.63%	7.18%	9.22%
Seeks long-term capital appreciation with some current income.	Brighthouse/Wellington Balanced Portfolio — Class A Brighthouse Investment Advisers, LLC Subadviser: Wellington Management Company LLP	0.52%	12.67%	7.45%	9.41%
Seeks to provide a growing stream of income over time and, secondarily, long-term capital appreciation and current income.	Brighthouse/Wellington Core Equity Opportunities Portfolio — Class A# Brighthouse Investment Advisers, LLC Subadviser: Wellington Management Company LLP	0.62%	7.83%	8.29%	10.73%
Seeks maximum capital appreciation.	Frontier Mid Cap Growth Portfolio — Class D# Brighthouse Investment Advisers, LLC Subadviser: Frontier Capital Management Company, LLC	0.79%	5.08%	3.68%	10.04%
Seeks long-term growth of capital.	Jennison Growth Portfolio — Class A# Brighthouse Investment Advisers, LLC Subadviser: Jennison Associates LLC	0.54%	14.04%	10.28%	16.71%
Seeks to track the performance of the Bloomberg U.S. Aggregate Bond Index.	MetLife Aggregate Bond Index Portfolio — Class A# Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Management, LLC	0.26%	7.04%	-0.64%	1.75%
Seeks to track the performance of the MSCI EAFE® Index.	MetLife MSCI EAFE® Index Portfolio — Class A Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Management, LLC	0.37%	31.02%	8.62%	8.04%
Investment Objectives	Portfolio Company and Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Seeks to track the performance of the Russell 2000® Index.	MetLife Russell 2000® Index Portfolio — Class A Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Management, LLC	0.30%	12.66%	5.99%	9.55%
Seeks to track the performance of the Standard & Poor’s 500® Composite Stock Price Index.	MetLife Stock Index Portfolio — Class A# Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Management, LLC	0.27%	17.59%	14.13%	14.53%
Seeks a favorable total return through investment in a diversified portfolio.	MFS® Total Return Portfolio — Class F# Brighthouse Investment Advisers, LLC Subadviser: Massachusetts Financial Services Company	0.82%	10.89%	6.20%	7.44%
Seeks capital appreciation.	MFS® Value Portfolio — Class A# Brighthouse Investment Advisers, LLC Subadviser: Massachusetts Financial Services Company	0.58%	13.29%	10.11%	10.27%
Seeks high total return, consisting principally of capital appreciation.	Neuberger Berman Genesis Portfolio — Class A# Brighthouse Investment Advisers, LLC Subadviser: Neuberger Berman Investment Advisers LLC	0.81%	-4.57%	2.86%	9.12%
Seeks long-term growth of capital.	T. Rowe Price Large Cap Growth Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	0.81%	15.45%	9.37%	14.10%
Seeks long-term capital growth.	T. Rowe Price Small Cap Growth Portfolio — Class B Brighthouse Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	0.76%	10.00%	5.48%	10.60%
Seeks to maximize total return consistent with preservation of capital.	Western Asset Management Strategic Bond Opportunities Portfolio — Class A# Brighthouse Investment Advisers, LLC Subadviser: Western Asset Management Company LLC	0.57%	9.07%	1.42%	4.03%
Seeks to maximize total return consistent with preservation of capital and maintenance of liquidity.	Western Asset Management U.S. Government Portfolio — Class A# Brighthouse Investment Advisers, LLC Subadviser: Western Asset Management Company LLC	0.50%	7.07%	0.59%	1.82%
Seeks long-term capital appreciation.	Contrafund® Portfolio — Service Class 2 Fidelity Management & Research Company LLC Subadviser: FMR UK, FMR HK, and FMR Japan	0.79%	21.24%	15.08%	15.49%
Investment Objectives	Portfolio Company and Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Seeks capital appreciation.	Dynamic Capital Appreciation Portfolio — Service Class 2 Fidelity Management & Research Company LLC Subadviser: FMR UK, FMR HK, and FMR Japan	0.98%	18.49%	13.38%	14.58%
Seeks reasonable income. The fund will also consider the potential for capital appreciation. The fund’s goal is to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500® Index.	Equity-Income Portfolio — Initial Class Fidelity Management & Research Company LLC Subadviser: FMR UK, FMR HK, and FMR Japan	0.46%	19.02%	12.51%	11.60%
Seeks a high level of current income, while also considering growth of capital.	High Income Portfolio — Initial Class#† Fidelity Management & Research Company LLC Subadviser: FMR UK, FMR HK, and FMR Japan	0.81%	10.36%	4.22%	5.59%
Seeks long-term growth of capital.	Mid Cap Portfolio — Service Class 2 Fidelity Management & Research Company LLC Subadviser: FMR UK, FMR HK, and FMR Japan	0.80%	11.49%	9.83%	10.31%
Seeks long-term capital appreciation.	Templeton Emerging Markets VIP Fund — Class 2^^ Templeton Asset Management Ltd. Subadviser: Franklin Templeton Investment Management Limited	1.37%	46.27%	5.46%	10.40%
Seeks long-term capital growth.	Templeton Foreign VIP Fund — Class 2# Templeton Investment Counsel, LLC	1.08%	29.19%	8.25%	5.75%
Seeks long-term growth of capital.	Janus Henderson Enterprise Portfolio — Service Shares Janus Henderson Investors US LLC	0.97%	7.41%	7.35%	12.51%
Seeks long-term growth of capital.	Janus Henderson Global Research Portfolio — Service Shares Janus Henderson Investors US LLC	1.07%	20.60%	12.23%	12.64%
Seeks capital appreciation.	ClearBridge Variable Growth Portfolio — Class I Legg Mason Partners Fund Advisor, LLC Subadviser: ClearBridge Investments, LLC	0.87%	13.32%	5.24%	7.47%
Seeks long-term growth of capital.	ClearBridge Variable Small Cap Growth Portfolio — Class I Legg Mason Partners Fund Advisor, LLC Subadviser: ClearBridge Investments, LLC	0.81%	9.23%	-0.17%	9.38%
Investment Objectives	Portfolio Company and Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Seeks to maximize total return, consistent with prudent investment management and liquidity needs, by investing to obtain a dollar weighted average effective duration that is normally within 30% of the average duration of the domestic bond market as a whole.	Western Asset Core Plus VIT Portfolio — Class I# Legg Mason Partners Fund Advisor, LLC Subadvisers: Western Asset Management Company, LLC; Western Asset Management Company Limited; Western Asset Management Company Ltd; Western Asset Management Company Pte. Ltd.	0.54%	7.75%	-1.44%	2.11%
Seeks long-term growth of capital.	LVIP ClearBridge Large Cap Growth Fund — Class I# Legg Mason Partners Fund Advisor, LLC Subadviser: ClearBridge Investments, LLC	0.74%	8.62%	10.57%	14.46%
Seeks long-term growth of capital as its primary objective. Current income is a secondary objective.	LVIP ClearBridge Large Cap Value Fund — Class I# Legg Mason Partners Fund Advisor, LLC Subadviser: ClearBridge Investments, LLC	0.72%	10.20%	10.11%	10.01%
#Certain Underlying Funds and their investment advisers have entered into temporary expense reimbursements and/or fee waivers, which are reflected in the Current Expenses. Please see the Underlying Funds' prospectuses for additional information regarding these arrangements.‡This Underlying Fund is a fund of funds and invests substantially all of its assets in other underlying funds. Because the Underlying Fund invests in other funds, it will bear its pro rata portion of the operating expenses of those underlying funds, including the management fee.††Closed to new investments except under dollar cost averaging and rebalancing programs in existence at the time of closing.^^Until May 1, 2026, the name of this Underlying Fund is Templeton Developing Markets VIP Fund.The following lists the Fixed Account option currently available under the Contract. The Fixed Account listed below will also be used if You participate in the DCA or Special DCA programs and instruct Us to make transfers to or from the Fixed Account. We may change the features of the Fixed Account listed below, offer new Fixed Account investment options, and terminate existing Fixed Account investment options. We will provide You with written notice before doing so. Availability of the Fixed Account may vary by employer or Plan Administrator. You should reference Your Plan documents or speak with Your employer or Plan Administrator for the investment options available to You.Note: Full surrenders from the Fixed Account due to Contract discontinuations will be subject to a Market Value Adjustment. This may result in a significant reduction in Your Fixed Account Contract Value. See “Charges, Deductions, and Adjustments – Market Value Adjustment” for more information.
Name	Term (Guarantee Period)	Guaranteed Minimum Interest Rate
Fixed Account	12 months	1%

Variable Option [Line Items]
Prospectuses Available [Text Block]	The following is a list of Underlying Funds under the Contract. More information about the Underlying Funds is available in the prospectuses for the Underlying Funds, which may be amended from time to time and can be found online at https://dfinview.com/BHF/PUFT/BHF78. You can also request this information at no cost by calling (833) 208-3018 or sending an email request to rcg@brighthousefinancial.com. Availability of Underlying Funds may vary by employer or Plan Administrator. You should reference Your Plan documents or speak with Your employer or Plan Administrator for the Underlying Funds available to You.The current expenses and performance information below reflects fees and expenses of the Underlying Funds, but do not reflect the other fees and expenses that Your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Underlying Fund’s past performance is not necessarily an indication of future performance.
Portfolio Companies [Table Text Block]
Investment Objectives	Portfolio Company and Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Seeks long-term growth of capital.	American Funds Global Growth Fund — Class 2# Capital Research and Management CompanySM	0.65%	21.62%	8.23%	12.17%
Seeks growth of capital.	American Funds Growth Fund — Class 2 Capital Research and Management CompanySM	0.58%	20.24%	13.37%	17.97%
Seeks long-term growth of capital and income.	American Funds Growth-Income Fund — Class 2 Capital Research and Management CompanySM	0.53%	18.06%	13.90%	13.92%
Seeks growth of capital.	American Funds® Aggressive Allocation Portfolio — Class C‡ Brighthouse Investment Advisers, LLC	0.99%	19.90%	9.30%	10.88%
Seeks a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.	American Funds® Balanced Allocation Portfolio — Class C‡ Brighthouse Investment Advisers, LLC	0.96%	17.02%	7.26%	8.99%
Seeks a high total return in the form of income and growth of capital, with a greater emphasis on income.	American Funds® Moderate Allocation Portfolio — Class C‡ Brighthouse Investment Advisers, LLC	0.95%	14.46%	5.71%	7.30%
Seeks to maximize total return, consistent with income generation and prudent investment management.	BlackRock High Yield Portfolio — Class A# Brighthouse Investment Advisers, LLC Subadviser: BlackRock Financial Management, Inc.	0.63%	9.15%	4.94%	6.62%
Seeks growth of capital.	Brighthouse Asset Allocation 100 Portfolio — Class B‡ Brighthouse Investment Advisers, LLC	0.96%	17.06%	8.63%	10.70%
Investment Objectives	Portfolio Company and Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Seeks long-term capital appreciation.	Brighthouse Small Cap Value Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: Allspring Global Investments, LLC	1.03%	-3.21%	6.43%	8.07%
Seeks long-term capital appreciation.	Brighthouse/Wellington Large Cap Research Portfolio — Class E# Brighthouse Investment Advisers, LLC Subadviser: Wellington Management Company LLP	0.69%	15.74%	12.14%	13.45%
Seeks total return through investment in real estate securities, emphasizing both capital appreciation and current income.	CBRE Global Real Estate Portfolio — Class A# Brighthouse Investment Advisers, LLC Subadviser: CBRE Investment Management Listed Real Assets LLC	0.66%	7.11%	4.30%	4.22%
Seeks long-term capital appreciation.	Harris Oakmark International Portfolio — Class A# Brighthouse Investment Advisers, LLC Subadviser: Harris Associates L.P.	0.72%	33.17%	6.72%	7.01%
Seeks capital appreciation.	Invesco Global Equity Portfolio — Class A# Brighthouse Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.	0.58%	15.88%	7.56%	11.28%
Seeks long-term growth of capital.	Invesco Small Cap Growth Portfolio — Class A# Brighthouse Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.	0.74%	6.17%	-0.66%	9.27%
Seeks long-term capital growth.	JPMorgan Small Cap Value Portfolio — Class A# Brighthouse Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management Inc.	0.79%	12.48%	9.93%	9.09%
Seeks high total investment return through a combination of capital appreciation and income.	Loomis Sayles Global Allocation Portfolio — Class A# Brighthouse Investment Advisers, LLC Subadviser: Loomis, Sayles & Company, L.P.	0.79%	12.94%	6.52%	9.50%
Seeks long-term growth of capital.	Loomis Sayles Growth Portfolio — Class A#† Brighthouse Investment Advisers, LLC Subadviser: Loomis, Sayles & Company, L.P.	0.55%	15.21%	15.06%	14.19%
Seeks long-term growth of capital.	Loomis Sayles Growth Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: Loomis, Sayles & Company, L.P.	0.80%	14.90%	14.77%	13.91%
Investment Objectives	Portfolio Company and Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Seeks capital appreciation.	MFS® Research International Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: Massachusetts Financial Services Company	0.81%	22.41%	5.54%	7.57%
Seeks capital appreciation.	Morgan Stanley Discovery Portfolio — Class B#† Brighthouse Investment Advisers, LLC Subadviser: Morgan Stanley Investment Management Inc.	0.90%	13.19%	-5.83%	14.00%
Seeks maximum real return, consistent with preservation of capital and prudent investment management.	PIMCO Inflation Protected Bond Portfolio — Class A Brighthouse Investment Advisers, LLC Subadviser: Pacific Investment Management Company LLC	1.13%	7.93%	1.40%	3.35%
Seeks maximum total return, consistent with the preservation of capital and prudent investment management.	PIMCO Total Return Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: Pacific Investment Management Company LLC	0.83%	8.90%	-0.07%	2.30%
Seeks to provide total return, primarily through capital appreciation.	State Street Emerging Markets Enhanced Index Portfolio — Class A# Brighthouse Investment Advisers, LLC Subadviser: SSGA Funds Management, Inc	0.55%	34.45%	6.31%	—
Seeks long-term capital appreciation by investing in common stocks believed to be undervalued. Income is a secondary objective.	T. Rowe Price Large Cap Value Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	0.78%	12.05%	10.28%	10.09%
Seeks long-term capital appreciation by investing in common stocks believed to be undervalued. Income is a secondary objective.	T. Rowe Price Large Cap Value Portfolio — Class E†† Brighthouse Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	0.68%	12.16%	10.39%	10.20%
Seeks high total return by investing in equity securities of mid-sized companies.	Victory Sycamore Mid Cap Value Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: Victory Capital Management Inc.	0.85%	2.29%	9.62%	9.58%
Seeks a competitive total return primarily from investing in fixed-income securities.	BlackRock Bond Income Portfolio — Class A# Brighthouse Investment Advisers, LLC Subadviser: BlackRock Advisors, LLC	0.38%	7.95%	-0.17%	2.38%
Seeks long-term growth of capital.	BlackRock Capital Appreciation Portfolio — Class A# Brighthouse Investment Advisers, LLC Subadviser: BlackRock Advisors, LLC	0.56%	13.19%	11.07%	15.80%
Investment Objectives	Portfolio Company and Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Seeks a high level of current income consistent with prudent investment risk and preservation of capital.	BlackRock Ultra-Short Term Bond Portfolio — Class E# Brighthouse Investment Advisers, LLC Subadviser: BlackRock Advisors, LLC	0.52%	3.99%	2.93%	1.95%
Seeks a high level of current income, with growth of capital as a secondary objective.	Brighthouse Asset Allocation 20 Portfolio — Class B#‡ Brighthouse Investment Advisers, LLC	0.93%	9.25%	2.06%	3.97%
Seeks high total return in the form of income and growth of capital, with a greater emphasis on income.	Brighthouse Asset Allocation 40 Portfolio — Class B‡ Brighthouse Investment Advisers, LLC	0.91%	11.50%	3.84%	5.69%
Seeks a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.	Brighthouse Asset Allocation 60 Portfolio — Class B‡ Brighthouse Investment Advisers, LLC	0.91%	13.77%	5.55%	7.47%
Seeks growth of capital.	Brighthouse Asset Allocation 80 Portfolio — Class B‡ Brighthouse Investment Advisers, LLC	0.93%	15.63%	7.18%	9.22%
Seeks long-term capital appreciation with some current income.	Brighthouse/Wellington Balanced Portfolio — Class A Brighthouse Investment Advisers, LLC Subadviser: Wellington Management Company LLP	0.52%	12.67%	7.45%	9.41%
Seeks to provide a growing stream of income over time and, secondarily, long-term capital appreciation and current income.	Brighthouse/Wellington Core Equity Opportunities Portfolio — Class A# Brighthouse Investment Advisers, LLC Subadviser: Wellington Management Company LLP	0.62%	7.83%	8.29%	10.73%
Seeks maximum capital appreciation.	Frontier Mid Cap Growth Portfolio — Class D# Brighthouse Investment Advisers, LLC Subadviser: Frontier Capital Management Company, LLC	0.79%	5.08%	3.68%	10.04%
Seeks long-term growth of capital.	Jennison Growth Portfolio — Class A# Brighthouse Investment Advisers, LLC Subadviser: Jennison Associates LLC	0.54%	14.04%	10.28%	16.71%
Seeks to track the performance of the Bloomberg U.S. Aggregate Bond Index.	MetLife Aggregate Bond Index Portfolio — Class A# Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Management, LLC	0.26%	7.04%	-0.64%	1.75%
Seeks to track the performance of the MSCI EAFE® Index.	MetLife MSCI EAFE® Index Portfolio — Class A Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Management, LLC	0.37%	31.02%	8.62%	8.04%
Investment Objectives	Portfolio Company and Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Seeks to track the performance of the Russell 2000® Index.	MetLife Russell 2000® Index Portfolio — Class A Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Management, LLC	0.30%	12.66%	5.99%	9.55%
Seeks to track the performance of the Standard & Poor’s 500® Composite Stock Price Index.	MetLife Stock Index Portfolio — Class A# Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Management, LLC	0.27%	17.59%	14.13%	14.53%
Seeks a favorable total return through investment in a diversified portfolio.	MFS® Total Return Portfolio — Class F# Brighthouse Investment Advisers, LLC Subadviser: Massachusetts Financial Services Company	0.82%	10.89%	6.20%	7.44%
Seeks capital appreciation.	MFS® Value Portfolio — Class A# Brighthouse Investment Advisers, LLC Subadviser: Massachusetts Financial Services Company	0.58%	13.29%	10.11%	10.27%
Seeks high total return, consisting principally of capital appreciation.	Neuberger Berman Genesis Portfolio — Class A# Brighthouse Investment Advisers, LLC Subadviser: Neuberger Berman Investment Advisers LLC	0.81%	-4.57%	2.86%	9.12%
Seeks long-term growth of capital.	T. Rowe Price Large Cap Growth Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	0.81%	15.45%	9.37%	14.10%
Seeks long-term capital growth.	T. Rowe Price Small Cap Growth Portfolio — Class B Brighthouse Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	0.76%	10.00%	5.48%	10.60%
Seeks to maximize total return consistent with preservation of capital.	Western Asset Management Strategic Bond Opportunities Portfolio — Class A# Brighthouse Investment Advisers, LLC Subadviser: Western Asset Management Company LLC	0.57%	9.07%	1.42%	4.03%
Seeks to maximize total return consistent with preservation of capital and maintenance of liquidity.	Western Asset Management U.S. Government Portfolio — Class A# Brighthouse Investment Advisers, LLC Subadviser: Western Asset Management Company LLC	0.50%	7.07%	0.59%	1.82%
Seeks long-term capital appreciation.	Contrafund® Portfolio — Service Class 2 Fidelity Management & Research Company LLC Subadviser: FMR UK, FMR HK, and FMR Japan	0.79%	21.24%	15.08%	15.49%
Investment Objectives	Portfolio Company and Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Seeks capital appreciation.	Dynamic Capital Appreciation Portfolio — Service Class 2 Fidelity Management & Research Company LLC Subadviser: FMR UK, FMR HK, and FMR Japan	0.98%	18.49%	13.38%	14.58%
Seeks reasonable income. The fund will also consider the potential for capital appreciation. The fund’s goal is to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500® Index.	Equity-Income Portfolio — Initial Class Fidelity Management & Research Company LLC Subadviser: FMR UK, FMR HK, and FMR Japan	0.46%	19.02%	12.51%	11.60%
Seeks a high level of current income, while also considering growth of capital.	High Income Portfolio — Initial Class#† Fidelity Management & Research Company LLC Subadviser: FMR UK, FMR HK, and FMR Japan	0.81%	10.36%	4.22%	5.59%
Seeks long-term growth of capital.	Mid Cap Portfolio — Service Class 2 Fidelity Management & Research Company LLC Subadviser: FMR UK, FMR HK, and FMR Japan	0.80%	11.49%	9.83%	10.31%
Seeks long-term capital appreciation.	Templeton Emerging Markets VIP Fund — Class 2^^ Templeton Asset Management Ltd. Subadviser: Franklin Templeton Investment Management Limited	1.37%	46.27%	5.46%	10.40%
Seeks long-term capital growth.	Templeton Foreign VIP Fund — Class 2# Templeton Investment Counsel, LLC	1.08%	29.19%	8.25%	5.75%
Seeks long-term growth of capital.	Janus Henderson Enterprise Portfolio — Service Shares Janus Henderson Investors US LLC	0.97%	7.41%	7.35%	12.51%
Seeks long-term growth of capital.	Janus Henderson Global Research Portfolio — Service Shares Janus Henderson Investors US LLC	1.07%	20.60%	12.23%	12.64%
Seeks capital appreciation.	ClearBridge Variable Growth Portfolio — Class I Legg Mason Partners Fund Advisor, LLC Subadviser: ClearBridge Investments, LLC	0.87%	13.32%	5.24%	7.47%
Seeks long-term growth of capital.	ClearBridge Variable Small Cap Growth Portfolio — Class I Legg Mason Partners Fund Advisor, LLC Subadviser: ClearBridge Investments, LLC	0.81%	9.23%	-0.17%	9.38%
Investment Objectives	Portfolio Company and Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Seeks to maximize total return, consistent with prudent investment management and liquidity needs, by investing to obtain a dollar weighted average effective duration that is normally within 30% of the average duration of the domestic bond market as a whole.	Western Asset Core Plus VIT Portfolio — Class I# Legg Mason Partners Fund Advisor, LLC Subadvisers: Western Asset Management Company, LLC; Western Asset Management Company Limited; Western Asset Management Company Ltd; Western Asset Management Company Pte. Ltd.	0.54%	7.75%	-1.44%	2.11%
Seeks long-term growth of capital.	LVIP ClearBridge Large Cap Growth Fund — Class I# Legg Mason Partners Fund Advisor, LLC Subadviser: ClearBridge Investments, LLC	0.74%	8.62%	10.57%	14.46%
Seeks long-term growth of capital as its primary objective. Current income is a secondary objective.	LVIP ClearBridge Large Cap Value Fund — Class I# Legg Mason Partners Fund Advisor, LLC Subadviser: ClearBridge Investments, LLC	0.72%	10.20%	10.11%	10.01%

Temporary Fee Reductions, Current Expenses [Text Block]	Certain Underlying Funds and their investment advisers have entered into temporary expense reimbursements and/or fee waivers, which are reflected in the Current Expenses. Please see the Underlying Funds' prospectuses for additional information regarding these arrangements.
Fixed Option [Line Items]
Fixed Options Available Legend [Text Block]	The following lists the Fixed Account option currently available under the Contract. The Fixed Account listed below will also be used if You participate in the DCA or Special DCA programs and instruct Us to make transfers to or from the Fixed Account. We may change the features of the Fixed Account listed below, offer new Fixed Account investment options, and terminate existing Fixed Account investment options. We will provide You with written notice before doing so. Availability of the Fixed Account may vary by employer or Plan Administrator. You should reference Your Plan documents or speak with Your employer or Plan Administrator for the investment options available to You.Note: Full surrenders from the Fixed Account due to Contract discontinuations will be subject to a Market Value Adjustment. This may result in a significant reduction in Your Fixed Account Contract Value. See “Charges, Deductions, and Adjustments – Market Value Adjustment” for more information.
Fixed Options Available [Table Text Block]
Name	Term (Guarantee Period)	Guaranteed Minimum Interest Rate
Fixed Account	12 months	1%

Item 26(c). Changes in, and Disagreements with, Accountants [Line Items]
Changes in, and Disagreements with, Accountants [Text Block]	None.
Item 31A. Non-Variable Annuities [Line Items]
Non-variable Annuities [Table Text Block]	Item 31A. Information About Contracts with Index-Linked Options and Fixed Options subject to a Contract Adjustment.(a)The information in the table below is as of December 31, of the prior calendar year.
Name of the Contract	Number of Contracts outstanding	Total Value attributable to the Index-Linked Option and/or Fixed Option subject to a Contract Adjustment	Number of Contracts Sold during the prior calendar year	Gross Premiums received during the prior calendar year	Amount of Contract value redeemed during the prior calendar year	Combination Contract (Yes/No)
Fixed Account (Gold Track)	6,616	$71,452,369	0	$2,923,885	$10,251,270	Yes
Fixed Account (Gold Track Select)	22,161	$199,940,086	1,545	$11,074,124	$25,665,905	Yes
(b)Not Applicable.
Non-variable Annuities [Line Items]
Non-variable Annuities, Name	Fixed Account (Gold Track)
Non-variable Annuities, Number Outstanding	6,616
Non-variable Annuities, Total Value	$ 71,452,369
Non-variable Annuities, Number Sold	0
Non-variable Annuities, Gross Premiums	$ 2,923,885
Non-variable Annuities, Value Redeemed	$ 10,251,270
Non-variable Annuities, Combination [Flag]	true
Gold Track_Fixed Account | American Funds Global Growth Fund Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks long-term growth of capital.
Portfolio Company Name [Text Block]	American Funds Global Growth Fund — Class 2
Portfolio Company Adviser [Text Block]	Capital Research and Management CompanySM
Current Expenses [Percent]	0.65%
Average Annual Total Returns, 1 Year [Percent]	21.62%
Average Annual Total Returns, 5 Years [Percent]	8.23%
Average Annual Total Returns, 10 Years [Percent]	12.17%
Gold Track_Fixed Account | American Funds Growth Fund Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks growth of capital.
Portfolio Company Name [Text Block]	American Funds Growth Fund — Class 2
Portfolio Company Adviser [Text Block]	Capital Research and Management CompanySM
Current Expenses [Percent]	0.58%
Average Annual Total Returns, 1 Year [Percent]	20.24%
Average Annual Total Returns, 5 Years [Percent]	13.37%
Average Annual Total Returns, 10 Years [Percent]	17.97%
Gold Track_Fixed Account | American Funds Growth-Income Fund Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks long-term growth of capital and income.
Portfolio Company Name [Text Block]	American Funds Growth-Income Fund — Class 2
Portfolio Company Adviser [Text Block]	Capital Research and Management CompanySM
Current Expenses [Percent]	0.53%
Average Annual Total Returns, 1 Year [Percent]	18.06%
Average Annual Total Returns, 5 Years [Percent]	13.90%
Average Annual Total Returns, 10 Years [Percent]	13.92%
Gold Track_Fixed Account | American Funds® Aggressive Allocation Portfolio - Class C
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks growth of capital.
Portfolio Company Name [Text Block]	American Funds® Aggressive Allocation Portfolio — Class C
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Current Expenses [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	19.90%
Average Annual Total Returns, 5 Years [Percent]	9.30%
Average Annual Total Returns, 10 Years [Percent]	10.88%
Gold Track_Fixed Account | American Funds® Balanced Allocation Portfolio - Class C
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.
Portfolio Company Name [Text Block]	American Funds® Balanced Allocation Portfolio — Class C
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Current Expenses [Percent]	0.96%
Average Annual Total Returns, 1 Year [Percent]	17.02%
Average Annual Total Returns, 5 Years [Percent]	7.26%
Average Annual Total Returns, 10 Years [Percent]	8.99%
Gold Track_Fixed Account | American Funds® Moderate Allocation Portfolio - Class C
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks a high total return in the form of income and growth of capital, with a greater emphasis on income.
Portfolio Company Name [Text Block]	American Funds® Moderate Allocation Portfolio — Class C
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Current Expenses [Percent]	0.95%
Average Annual Total Returns, 1 Year [Percent]	14.46%
Average Annual Total Returns, 5 Years [Percent]	5.71%
Average Annual Total Returns, 10 Years [Percent]	7.30%
Gold Track_Fixed Account | BlackRock High Yield Portfolio - Class A
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to maximize total return, consistent with income generation and prudent investment management.
Portfolio Company Name [Text Block]	BlackRock High Yield Portfolio — Class A
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	BlackRock Financial Management, Inc.
Current Expenses [Percent]	0.63%
Average Annual Total Returns, 1 Year [Percent]	9.15%
Average Annual Total Returns, 5 Years [Percent]	4.94%
Average Annual Total Returns, 10 Years [Percent]	6.62%
Gold Track_Fixed Account | Brighthouse Asset Allocation 100 Portfolio - Class B
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks growth of capital.
Portfolio Company Name [Text Block]	Brighthouse Asset Allocation 100 Portfolio — Class B
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Current Expenses [Percent]	0.96%
Average Annual Total Returns, 1 Year [Percent]	17.06%
Average Annual Total Returns, 5 Years [Percent]	8.63%
Average Annual Total Returns, 10 Years [Percent]	10.70%
Gold Track_Fixed Account | Brighthouse Small Cap Value Portfolio - Class B
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks long-term capital appreciation.
Portfolio Company Name [Text Block]	Brighthouse Small Cap Value Portfolio — Class B
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Allspring Global Investments, LLC
Current Expenses [Percent]	1.03%
Average Annual Total Returns, 1 Year [Percent]	(3.21%)
Average Annual Total Returns, 5 Years [Percent]	6.43%
Average Annual Total Returns, 10 Years [Percent]	8.07%
Gold Track_Fixed Account | BrighthouseWellington Large Cap Research Portfolio - Class E
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks long-term capital appreciation.
Portfolio Company Name [Text Block]	Brighthouse/Wellington Large Cap Research Portfolio — Class E
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	0.69%
Average Annual Total Returns, 1 Year [Percent]	15.74%
Average Annual Total Returns, 5 Years [Percent]	12.14%
Average Annual Total Returns, 10 Years [Percent]	13.45%
Gold Track_Fixed Account | CBRE Global Real Estate Portfolio - Class A
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks total return through investment in real estate securities, emphasizing both capital appreciation and current income.
Portfolio Company Name [Text Block]	CBRE Global Real Estate Portfolio — Class A
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	CBRE Investment Management Listed Real Assets LLC
Current Expenses [Percent]	0.66%
Average Annual Total Returns, 1 Year [Percent]	7.11%
Average Annual Total Returns, 5 Years [Percent]	4.30%
Average Annual Total Returns, 10 Years [Percent]	4.22%
Gold Track_Fixed Account | Harris Oakmark International Portfolio - Class A
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks long-term capital appreciation.
Portfolio Company Name [Text Block]	Harris Oakmark International Portfolio — Class A
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Harris Associates L.P.
Current Expenses [Percent]	0.72%
Average Annual Total Returns, 1 Year [Percent]	33.17%
Average Annual Total Returns, 5 Years [Percent]	6.72%
Average Annual Total Returns, 10 Years [Percent]	7.01%
Gold Track_Fixed Account | Invesco Global Equity Portfolio - Class A
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks capital appreciation.
Portfolio Company Name [Text Block]	Invesco Global Equity Portfolio — Class A
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.58%
Average Annual Total Returns, 1 Year [Percent]	15.88%
Average Annual Total Returns, 5 Years [Percent]	7.56%
Average Annual Total Returns, 10 Years [Percent]	11.28%
Gold Track_Fixed Account | Invesco Small Cap Growth Portfolio - Class A
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks long-term growth of capital.
Portfolio Company Name [Text Block]	Invesco Small Cap Growth Portfolio — Class A
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.74%
Average Annual Total Returns, 1 Year [Percent]	6.17%
Average Annual Total Returns, 5 Years [Percent]	(0.66%)
Average Annual Total Returns, 10 Years [Percent]	9.27%
Gold Track_Fixed Account | JPMorgan Small Cap Value Portfolio - Class A
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks long-term capital growth.
Portfolio Company Name [Text Block]	JPMorgan Small Cap Value Portfolio — Class A
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management Inc.
Current Expenses [Percent]	0.79%
Average Annual Total Returns, 1 Year [Percent]	12.48%
Average Annual Total Returns, 5 Years [Percent]	9.93%
Average Annual Total Returns, 10 Years [Percent]	9.09%
Gold Track_Fixed Account | Loomis Sayles Global Allocation Portfolio - Class A
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks high total investment return through a combination of capital appreciation and income.
Portfolio Company Name [Text Block]	Loomis Sayles Global Allocation Portfolio — Class A
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Loomis, Sayles & Company, L.P.
Current Expenses [Percent]	0.79%
Average Annual Total Returns, 1 Year [Percent]	12.94%
Average Annual Total Returns, 5 Years [Percent]	6.52%
Average Annual Total Returns, 10 Years [Percent]	9.50%
Gold Track_Fixed Account | Loomis Sayles Growth Portfolio - Class A
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks long-term growth of capital.
Portfolio Company Name [Text Block]	Loomis Sayles Growth Portfolio — Class A
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Loomis, Sayles & Company, L.P.
Current Expenses [Percent]	0.55%
Average Annual Total Returns, 1 Year [Percent]	15.21%
Average Annual Total Returns, 5 Years [Percent]	15.06%
Average Annual Total Returns, 10 Years [Percent]	14.19%
Gold Track_Fixed Account | Loomis Sayles Growth Portfolio - Class B
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks long-term growth of capital.
Portfolio Company Name [Text Block]	Loomis Sayles Growth Portfolio — Class B
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Loomis, Sayles & Company, L.P.
Current Expenses [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	14.90%
Average Annual Total Returns, 5 Years [Percent]	14.77%
Average Annual Total Returns, 10 Years [Percent]	13.91%
Gold Track_Fixed Account | MFS® Research International Portfolio - Class B
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks capital appreciation.
Portfolio Company Name [Text Block]	MFS® Research International Portfolio — Class B
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.81%
Average Annual Total Returns, 1 Year [Percent]	22.41%
Average Annual Total Returns, 5 Years [Percent]	5.54%
Average Annual Total Returns, 10 Years [Percent]	7.57%
Gold Track_Fixed Account | Morgan Stanley Discovery Portfolio - Class B
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks capital appreciation.
Portfolio Company Name [Text Block]	Morgan Stanley Discovery Portfolio — Class B
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Morgan Stanley Investment Management Inc.
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	13.19%
Average Annual Total Returns, 5 Years [Percent]	(5.83%)
Average Annual Total Returns, 10 Years [Percent]	14.00%
Gold Track_Fixed Account | PIMCO Inflation Protected Bond Portfolio - Class A
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks maximum real return, consistent with preservation of capital and prudent investment management.
Portfolio Company Name [Text Block]	PIMCO Inflation Protected Bond Portfolio — Class A
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Pacific Investment Management Company LLC
Current Expenses [Percent]	1.13%
Average Annual Total Returns, 1 Year [Percent]	7.93%
Average Annual Total Returns, 5 Years [Percent]	1.40%
Average Annual Total Returns, 10 Years [Percent]	3.35%
Gold Track_Fixed Account | PIMCO Total Return Portfolio - Class B
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks maximum total return, consistent with the preservation of capital and prudent investment management.
Portfolio Company Name [Text Block]	PIMCO Total Return Portfolio — Class B
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Pacific Investment Management Company LLC
Current Expenses [Percent]	0.83%
Average Annual Total Returns, 1 Year [Percent]	8.90%
Average Annual Total Returns, 5 Years [Percent]	(0.07%)
Average Annual Total Returns, 10 Years [Percent]	2.30%
Gold Track_Fixed Account | State Street Emerging Markets Enhanced Index Portfolio - Class A
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to provide total return, primarily through capital appreciation.
Portfolio Company Name [Text Block]	State Street Emerging Markets Enhanced Index Portfolio — Class A
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	SSGA Funds Management, Inc
Current Expenses [Percent]	0.55%
Average Annual Total Returns, 1 Year [Percent]	34.45%
Average Annual Total Returns, 5 Years [Percent]	6.31%
Gold Track_Fixed Account | T. Rowe Price Large Cap Value Portfolio - Class B
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks long-term capital appreciation by investing in common stocks believed to be undervalued. Income is a secondary objective.
Portfolio Company Name [Text Block]	T. Rowe Price Large Cap Value Portfolio — Class B
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.78%
Average Annual Total Returns, 1 Year [Percent]	12.05%
Average Annual Total Returns, 5 Years [Percent]	10.28%
Average Annual Total Returns, 10 Years [Percent]	10.09%
Gold Track_Fixed Account | T. Rowe Price Large Cap Value Portfolio - Class E
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks long-term capital appreciation by investing in common stocks believed to be undervalued. Income is a secondary objective.
Portfolio Company Name [Text Block]	T. Rowe Price Large Cap Value Portfolio — Class E
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.68%
Average Annual Total Returns, 1 Year [Percent]	12.16%
Average Annual Total Returns, 5 Years [Percent]	10.39%
Average Annual Total Returns, 10 Years [Percent]	10.20%
Gold Track_Fixed Account | Victory Sycamore Mid Cap Value Portfolio - Class B
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks high total return by investing in equity securities of mid-sized companies.
Portfolio Company Name [Text Block]	Victory Sycamore Mid Cap Value Portfolio — Class B
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Victory Capital Management Inc.
Current Expenses [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	2.29%
Average Annual Total Returns, 5 Years [Percent]	9.62%
Average Annual Total Returns, 10 Years [Percent]	9.58%
Gold Track_Fixed Account | BlackRock Bond Income Portfolio - Class A
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks a competitive total return primarily from investing in fixed-income securities.
Portfolio Company Name [Text Block]	BlackRock Bond Income Portfolio — Class A
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	BlackRock Advisors, LLC
Current Expenses [Percent]	0.38%
Average Annual Total Returns, 1 Year [Percent]	7.95%
Average Annual Total Returns, 5 Years [Percent]	(0.17%)
Average Annual Total Returns, 10 Years [Percent]	2.38%
Gold Track_Fixed Account | BlackRock Capital Appreciation Portfolio - Class A
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks long-term growth of capital.
Portfolio Company Name [Text Block]	BlackRock Capital Appreciation Portfolio — Class A
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	BlackRock Advisors, LLC
Current Expenses [Percent]	0.56%
Average Annual Total Returns, 1 Year [Percent]	13.19%
Average Annual Total Returns, 5 Years [Percent]	11.07%
Average Annual Total Returns, 10 Years [Percent]	15.80%
Gold Track_Fixed Account | BlackRock Ultra-Short Term Bond Portfolio - Class E
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks a high level of current income consistent with prudent investment risk and preservation of capital.
Portfolio Company Name [Text Block]	BlackRock Ultra-Short Term Bond Portfolio — Class E
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	BlackRock Advisors, LLC
Current Expenses [Percent]	0.52%
Average Annual Total Returns, 1 Year [Percent]	3.99%
Average Annual Total Returns, 5 Years [Percent]	2.93%
Average Annual Total Returns, 10 Years [Percent]	1.95%
Gold Track_Fixed Account | Brighthouse Asset Allocation 20 Portfolio - Class B
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks a high level of current income, with growth of capital as a secondary objective.
Portfolio Company Name [Text Block]	Brighthouse Asset Allocation 20 Portfolio — Class B
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Current Expenses [Percent]	0.93%
Average Annual Total Returns, 1 Year [Percent]	9.25%
Average Annual Total Returns, 5 Years [Percent]	2.06%
Average Annual Total Returns, 10 Years [Percent]	3.97%
Gold Track_Fixed Account | Brighthouse Asset Allocation 40 Portfolio - Class B
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks high total return in the form of income and growth of capital, with a greater emphasis on income.
Portfolio Company Name [Text Block]	Brighthouse Asset Allocation 40 Portfolio — Class B
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	11.50%
Average Annual Total Returns, 5 Years [Percent]	3.84%
Average Annual Total Returns, 10 Years [Percent]	5.69%
Gold Track_Fixed Account | Brighthouse Asset Allocation 60 Portfolio - Class B
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.
Portfolio Company Name [Text Block]	Brighthouse Asset Allocation 60 Portfolio — Class B
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	13.77%
Average Annual Total Returns, 5 Years [Percent]	5.55%
Average Annual Total Returns, 10 Years [Percent]	7.47%
Gold Track_Fixed Account | Brighthouse Asset Allocation 80 Portfolio - Class B
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks growth of capital.
Portfolio Company Name [Text Block]	Brighthouse Asset Allocation 80 Portfolio — Class B
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Current Expenses [Percent]	0.93%
Average Annual Total Returns, 1 Year [Percent]	15.63%
Average Annual Total Returns, 5 Years [Percent]	7.18%
Average Annual Total Returns, 10 Years [Percent]	9.22%
Gold Track_Fixed Account | Brighthouse Wellington Balanced Portfolio - Class A
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks long-term capital appreciation with some current income.
Portfolio Company Name [Text Block]	Brighthouse/Wellington Balanced Portfolio — Class A
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	0.52%
Average Annual Total Returns, 1 Year [Percent]	12.67%
Average Annual Total Returns, 5 Years [Percent]	7.45%
Average Annual Total Returns, 10 Years [Percent]	9.41%
Gold Track_Fixed Account | Brighthouse Wellington Core Equity Opportunities Portfolio - Class A
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to provide a growing stream of income over time and, secondarily, long-term capital appreciation and current income.
Portfolio Company Name [Text Block]	Brighthouse/Wellington Core Equity Opportunities Portfolio — Class A
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	0.62%
Average Annual Total Returns, 1 Year [Percent]	7.83%
Average Annual Total Returns, 5 Years [Percent]	8.29%
Average Annual Total Returns, 10 Years [Percent]	10.73%
Gold Track_Fixed Account | Frontier Mid Cap Growth Portfolio - Class D
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks maximum capital appreciation.
Portfolio Company Name [Text Block]	Frontier Mid Cap Growth Portfolio — Class D
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Frontier Capital Management Company, LLC
Current Expenses [Percent]	0.79%
Average Annual Total Returns, 1 Year [Percent]	5.08%
Average Annual Total Returns, 5 Years [Percent]	3.68%
Average Annual Total Returns, 10 Years [Percent]	10.04%
Gold Track_Fixed Account | Jennison Growth Portfolio - Class A
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks long-term growth of capital.
Portfolio Company Name [Text Block]	Jennison Growth Portfolio — Class A
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Jennison Associates LLC
Current Expenses [Percent]	0.54%
Average Annual Total Returns, 1 Year [Percent]	14.04%
Average Annual Total Returns, 5 Years [Percent]	10.28%
Average Annual Total Returns, 10 Years [Percent]	16.71%
Gold Track_Fixed Account | MetLife Aggregate Bond Index Portfolio - Class A
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to track the performance of the Bloomberg U.S. Aggregate Bond Index.
Portfolio Company Name [Text Block]	MetLife Aggregate Bond Index Portfolio — Class A
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	MetLife Investment Management, LLC
Current Expenses [Percent]	0.26%
Average Annual Total Returns, 1 Year [Percent]	7.04%
Average Annual Total Returns, 5 Years [Percent]	(0.64%)
Average Annual Total Returns, 10 Years [Percent]	1.75%
Gold Track_Fixed Account | MetLife MSCI EAFE® Index Portfolio - Class A
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to track the performance of the MSCI EAFE® Index.
Portfolio Company Name [Text Block]	MetLife MSCI EAFE® Index Portfolio — Class A
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	MetLife Investment Management, LLC
Current Expenses [Percent]	0.37%
Average Annual Total Returns, 1 Year [Percent]	31.02%
Average Annual Total Returns, 5 Years [Percent]	8.62%
Average Annual Total Returns, 10 Years [Percent]	8.04%
Gold Track_Fixed Account | MetLife Russell 2000® Index Portfolio - Class A
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to track the performance of the Russell 2000® Index.
Portfolio Company Name [Text Block]	MetLife Russell 2000® Index Portfolio — Class A
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	MetLife Investment Management, LLC
Current Expenses [Percent]	0.30%
Average Annual Total Returns, 1 Year [Percent]	12.66%
Average Annual Total Returns, 5 Years [Percent]	5.99%
Average Annual Total Returns, 10 Years [Percent]	9.55%
Gold Track_Fixed Account | MetLife Stock Index Portfolio - Class A
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to track the performance of the Standard & Poor’s 500® Composite Stock Price Index.
Portfolio Company Name [Text Block]	MetLife Stock Index Portfolio — Class A
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	MetLife Investment Management, LLC
Current Expenses [Percent]	0.27%
Average Annual Total Returns, 1 Year [Percent]	17.59%
Average Annual Total Returns, 5 Years [Percent]	14.13%
Average Annual Total Returns, 10 Years [Percent]	14.53%
Gold Track_Fixed Account | MFS® Total Return Portfolio - Class F
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks a favorable total return through investment in a diversified portfolio.
Portfolio Company Name [Text Block]	MFS® Total Return Portfolio — Class F
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	10.89%
Average Annual Total Returns, 5 Years [Percent]	6.20%
Average Annual Total Returns, 10 Years [Percent]	7.44%
Gold Track_Fixed Account | MFS® Value Portfolio - Class A
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks capital appreciation.
Portfolio Company Name [Text Block]	MFS® Value Portfolio — Class A
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.58%
Average Annual Total Returns, 1 Year [Percent]	13.29%
Average Annual Total Returns, 5 Years [Percent]	10.11%
Average Annual Total Returns, 10 Years [Percent]	10.27%
Gold Track_Fixed Account | Neuberger Berman Genesis Portfolio - Class A
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks high total return, consisting principally of capital appreciation.
Portfolio Company Name [Text Block]	Neuberger Berman Genesis Portfolio — Class A
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Neuberger Berman Investment Advisers LLC
Current Expenses [Percent]	0.81%
Average Annual Total Returns, 1 Year [Percent]	(4.57%)
Average Annual Total Returns, 5 Years [Percent]	2.86%
Average Annual Total Returns, 10 Years [Percent]	9.12%
Gold Track_Fixed Account | T. Rowe Price Large Cap Growth Portfolio - Class B
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks long-term growth of capital.
Portfolio Company Name [Text Block]	T. Rowe Price Large Cap Growth Portfolio — Class B
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.81%
Average Annual Total Returns, 1 Year [Percent]	15.45%
Average Annual Total Returns, 5 Years [Percent]	9.37%
Average Annual Total Returns, 10 Years [Percent]	14.10%
Gold Track_Fixed Account | T. Rowe Price Small Cap Growth Portfolio - Class B
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks long-term capital growth.
Portfolio Company Name [Text Block]	T. Rowe Price Small Cap Growth Portfolio — Class B
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.76%
Average Annual Total Returns, 1 Year [Percent]	10.00%
Average Annual Total Returns, 5 Years [Percent]	5.48%
Average Annual Total Returns, 10 Years [Percent]	10.60%
Gold Track_Fixed Account | Western Asset Management Strategic Bond Opportunities Portfolio - Class A
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to maximize total return consistent with preservation of capital.
Portfolio Company Name [Text Block]	Western Asset Management Strategic Bond Opportunities Portfolio — Class A
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Western Asset Management Company LLC
Current Expenses [Percent]	0.57%
Average Annual Total Returns, 1 Year [Percent]	9.07%
Average Annual Total Returns, 5 Years [Percent]	1.42%
Average Annual Total Returns, 10 Years [Percent]	4.03%
Gold Track_Fixed Account | Western Asset Management U.S. Government Portfolio - Class A
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to maximize total return consistent with preservation of capital and maintenance of liquidity.
Portfolio Company Name [Text Block]	Western Asset Management U.S. Government Portfolio — Class A
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Western Asset Management Company LLC
Current Expenses [Percent]	0.50%
Average Annual Total Returns, 1 Year [Percent]	7.07%
Average Annual Total Returns, 5 Years [Percent]	0.59%
Average Annual Total Returns, 10 Years [Percent]	1.82%
Gold Track_Fixed Account | Contrafund Portfolio Service Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks long-term capital appreciation.
Portfolio Company Name [Text Block]	Contrafund® Portfolio — Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	FMR UK, FMR HK, and FMR Japan
Current Expenses [Percent]	0.79%
Average Annual Total Returns, 1 Year [Percent]	21.24%
Average Annual Total Returns, 5 Years [Percent]	15.08%
Average Annual Total Returns, 10 Years [Percent]	15.49%
Gold Track_Fixed Account | Dynamic Capital Appreciation Portfolio Service Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks capital appreciation.
Portfolio Company Name [Text Block]	Dynamic Capital Appreciation Portfolio — Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	FMR UK, FMR HK, and FMR Japan
Current Expenses [Percent]	0.98%
Average Annual Total Returns, 1 Year [Percent]	18.49%
Average Annual Total Returns, 5 Years [Percent]	13.38%
Average Annual Total Returns, 10 Years [Percent]	14.58%
Gold Track_Fixed Account | Equity-Income Portfolio Initial Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks reasonable income. The fund will also consider the potential for capital appreciation. The fund’s goal is to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500® Index.
Portfolio Company Name [Text Block]	Equity-Income Portfolio — Initial Class
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	FMR UK, FMR HK, and FMR Japan
Current Expenses [Percent]	0.46%
Average Annual Total Returns, 1 Year [Percent]	19.02%
Average Annual Total Returns, 5 Years [Percent]	12.51%
Average Annual Total Returns, 10 Years [Percent]	11.60%
Gold Track_Fixed Account | High Income Portfolio Initial Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks a high level of current income, while also considering growth of capital.
Portfolio Company Name [Text Block]	High Income Portfolio — Initial Class
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	FMR UK, FMR HK, and FMR Japan
Current Expenses [Percent]	0.81%
Average Annual Total Returns, 1 Year [Percent]	10.36%
Average Annual Total Returns, 5 Years [Percent]	4.22%
Average Annual Total Returns, 10 Years [Percent]	5.59%
Gold Track_Fixed Account | Mid Cap Portfolio Service Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks long-term growth of capital.
Portfolio Company Name [Text Block]	Mid Cap Portfolio — Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	FMR UK, FMR HK, and FMR Japan
Current Expenses [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	11.49%
Average Annual Total Returns, 5 Years [Percent]	9.83%
Average Annual Total Returns, 10 Years [Percent]	10.31%
Gold Track_Fixed Account | Templeton Emerging Markets VIP Fund - Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks long-term capital appreciation.
Portfolio Company Name [Text Block]	Templeton Emerging Markets VIP Fund — Class 2
Portfolio Company Adviser [Text Block]	Templeton Asset Management Ltd.
Portfolio Company Subadviser [Text Block]	Franklin Templeton Investment Management Limited
Current Expenses [Percent]	1.37%
Average Annual Total Returns, 1 Year [Percent]	46.27%
Average Annual Total Returns, 5 Years [Percent]	5.46%
Average Annual Total Returns, 10 Years [Percent]	10.40%
Gold Track_Fixed Account | Templeton Foreign VIP Fund Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks long-term capital growth.
Portfolio Company Name [Text Block]	Templeton Foreign VIP Fund — Class 2
Portfolio Company Adviser [Text Block]	Templeton Investment Counsel, LLC
Current Expenses [Percent]	1.08%
Average Annual Total Returns, 1 Year [Percent]	29.19%
Average Annual Total Returns, 5 Years [Percent]	8.25%
Average Annual Total Returns, 10 Years [Percent]	5.75%
Gold Track_Fixed Account | Janus Henderson Enterprise Portfolio Service Shares
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks long-term growth of capital.
Portfolio Company Name [Text Block]	Janus Henderson Enterprise Portfolio — Service Shares
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	7.41%
Average Annual Total Returns, 5 Years [Percent]	7.35%
Average Annual Total Returns, 10 Years [Percent]	12.51%
Gold Track_Fixed Account | Janus Henderson Global Research Portfolio Service Shares
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks long-term growth of capital.
Portfolio Company Name [Text Block]	Janus Henderson Global Research Portfolio — Service Shares
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	1.07%
Average Annual Total Returns, 1 Year [Percent]	20.60%
Average Annual Total Returns, 5 Years [Percent]	12.23%
Average Annual Total Returns, 10 Years [Percent]	12.64%
Gold Track_Fixed Account | ClearBridge Variable Growth Portfolio Class I
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks capital appreciation.
Portfolio Company Name [Text Block]	ClearBridge Variable Growth Portfolio — Class I
Portfolio Company Adviser [Text Block]	Legg Mason Partners Fund Advisor, LLC
Portfolio Company Subadviser [Text Block]	ClearBridge Investments, LLC
Current Expenses [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	13.32%
Average Annual Total Returns, 5 Years [Percent]	5.24%
Average Annual Total Returns, 10 Years [Percent]	7.47%
Gold Track_Fixed Account | ClearBridge Variable Small Cap Growth Portfolio Class I
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks long-term growth of capital.
Portfolio Company Name [Text Block]	ClearBridge Variable Small Cap Growth Portfolio — Class I
Portfolio Company Adviser [Text Block]	Legg Mason Partners Fund Advisor, LLC
Portfolio Company Subadviser [Text Block]	ClearBridge Investments, LLC
Current Expenses [Percent]	0.81%
Average Annual Total Returns, 1 Year [Percent]	9.23%
Average Annual Total Returns, 5 Years [Percent]	(0.17%)
Average Annual Total Returns, 10 Years [Percent]	9.38%
Gold Track_Fixed Account | Western Asset Core Plus VIT Portfolio Class I
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to maximize total return, consistent with prudent investment management and liquidity needs, by investing to obtain a dollar weighted average effective duration that is normally within 30% of the average duration of the domestic bond market as a whole.
Portfolio Company Name [Text Block]	Western Asset Core Plus VIT Portfolio — Class I
Portfolio Company Adviser [Text Block]	Legg Mason Partners Fund Advisor, LLC
Portfolio Company Subadviser [Text Block]	Western Asset Management Company, LLC; Western Asset Management Company Limited; Western Asset Management Company Ltd; Western Asset Management Company Pte. Ltd.
Current Expenses [Percent]	0.54%
Average Annual Total Returns, 1 Year [Percent]	7.75%
Average Annual Total Returns, 5 Years [Percent]	(1.44%)
Average Annual Total Returns, 10 Years [Percent]	2.11%
Gold Track_Fixed Account | LVIP ClearBridge Large Cap Growth Fund Class I
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks long-term growth of capital.
Portfolio Company Name [Text Block]	LVIP ClearBridge Large Cap Growth Fund — Class I
Portfolio Company Adviser [Text Block]	Legg Mason Partners Fund Advisor, LLC
Portfolio Company Subadviser [Text Block]	ClearBridge Investments, LLC
Current Expenses [Percent]	0.74%
Average Annual Total Returns, 1 Year [Percent]	8.62%
Average Annual Total Returns, 5 Years [Percent]	10.57%
Average Annual Total Returns, 10 Years [Percent]	14.46%
Gold Track_Fixed Account | LVIP ClearBridge Large Cap Value Fund Class I
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks long-term growth of capital as its primary objective. Current income is a secondary objective.
Portfolio Company Name [Text Block]	LVIP ClearBridge Large Cap Value Fund — Class I
Portfolio Company Adviser [Text Block]	Legg Mason Partners Fund Advisor, LLC
Portfolio Company Subadviser [Text Block]	ClearBridge Investments, LLC
Current Expenses [Percent]	0.72%
Average Annual Total Returns, 1 Year [Percent]	10.20%
Average Annual Total Returns, 5 Years [Percent]	10.11%
Average Annual Total Returns, 10 Years [Percent]	10.01%
Gold Track_Fixed Account | Standard Death Benefit [Member]
Item 10. Benefits Available [Line Items]
Operation of Benefit [Text Block]	Death Benefit
(This benefit is generally available under Allocated Contracts only.)Before the Maturity Date, a death benefit is payable to the Beneficiary when the Participant dies. The death benefit is calculated at the close of the business day on which the Company’s Home Office receives Due Proof of Death and instructions for payment in Good Order.Death Benefit Proceeds Prior to the Maturity DateAllocated Contract. If the Participant dies before the Maturity Date and before reaching age 75 (whichever occurs first) the death benefit payable will be the greater of:(a)the Contract Value of the Participant’s Individual Account, or(b)the total Purchase Payments under that Participant’s Individual Account, less, for each option, any applicable Premium Tax, minus outstanding loan amounts and prior surrenders not previously deducted as of the date We receive Due Proof of Death (including any applicable surrender charge).If the Participant dies on or after age 75 and before the Maturity Date, We will pay the Beneficiary the Contract Value of the Participant’s Individual Account, less any applicable Premium Tax or outstanding loan amounts as of the date We receive Due Proof of Death.Unallocated Contract. (This death benefit is available only with Our consent and by endorsement to the Contract and may not be available in all jurisdictions.) The unallocated Contract provides that, in the event the Participant dies before the selected Maturity Date, or the Participant’s attainment of age 75 (whichever occurs first), the death benefit payable will be the greater of:(a)the Contract Value attributable to the Participant under the Contract, or(b)the total Purchase Payments attributable to the Participant under the Contract, less any applicable Premium Tax, minus any outstanding loan amounts and prior surrenders as of the date We receive Due Proof of Death.If the Participant dies on or after attainment of age 75 and before the Maturity Date, We will pay the Beneficiary the Contract Value attributable to the Participant under the Contract, less any applicable Premium Tax, prior surrenders not previously deducted and any outstanding loan balance (if applicable) as of the date We receive Due Proof of Death.Payment of ProceedsWe describe the process of paying death benefit proceeds before the Maturity Date in the charts below. The charts do not encompass every situation and are merely intended as a general guide. More detailed information is provided in Your Contract. Also, see “Federal Tax Considerations,” later, for information about federal tax law distribution requirements that apply upon your death. Generally, the person(s) receiving the benefit may request that the proceeds be paid in one sum, including either by check, by placing the amount in an account that earns interest, or by any other method of payment that provides the Beneficiary with immediate and full access to the proceeds, or under other settlement options that We may make available and that comply with applicable tax rules.If We are notified of Your death before any requested transaction is completed (including transactions under a DCA Program and systematic withdrawals program), We will cancel the request. As described above, the death benefit is determined on the Death Report Date.Non-qualified Contracts
Before the Maturity Date, upon the Death of the	The Company Will Pay the Proceeds to:	Unless...	Mandatory Payout Rules Apply*
Owner (who is not the Annuitant)	The Beneficiary (ies), or if none, to the Contract Owner’s estate.	Unless the Beneficiary elects to continue the Contract rather than receive the distribution.	Yes
Owner (who is the Annuitant)	The Beneficiary (ies), or if none, to the Contract Owner’s estate.	Unless the Beneficiary elects to continue the Contract rather than receive the distribution.	Yes
Annuitant (who is not the Contract Owner)	The Beneficiary (ies), or if none, to the Contract Owner.	Unless the Beneficiary elects to continue the Contract rather than receive the distribution.	Yes
Before the Maturity Date, upon the Death of the	The Company Will Pay the Proceeds to:	Unless...	Mandatory Payout Rules Apply*
Annuitant (who is the Contract Owner)	See death of “owner who is the Annuitant” above.		Yes
Annuitant (where owner is a nonnatural entity/trust)	The Beneficiary (ies) (e.g. the trust) or if none, to the owner.		Yes (Death of Annuitant is treated as death of the owner in these circumstances.)
Beneficiary	No death proceeds are payable; Contract continues.		N/A
Contingent Beneficiary	No death proceeds are payable; Contract continues.		N/A
Qualified Contracts
Before the Maturity Date, upon the Death of the	The Company Will Pay the Proceeds to:	Unless...	Mandatory Payout Rules Apply*
Owner/Annuitant	The Beneficiary(ies), or if none, to the Contract Owner’s estate.	Unless the Beneficiary elects to continue the Contract rather than receive the distribution.	Yes
Beneficiary	No death proceeds are payable; Contract continues.		N/A
Contingent Beneficiary	No death proceeds are payable; Contract continues.		N/A
*Certain payout rules of the Code are triggered upon the death of any Contract Owner. The rules for Non-Qualified Contracts and Qualified Contracts are similar, but differ in certain material respects. See “Federal Tax Considerations” for more information on the Code distribution requirements that apply to your type of Contract. Death Proceeds after the Maturity DateIf any Participant or the Annuitant dies on or after the Maturity Date, the Company will pay the Beneficiary a death benefit consisting of any benefit remaining under the Annuity option then in effect, subject to the requirements of tax law. In the case of a Qualified Contract, those requirements may mean that any remaining payments after your death must be made over a shorter period than originally elected or otherwise adjusted to comply with the tax law. We will pay the death benefit to the Contract Owner, or the Beneficiary, as provided in the Plan.
Gold Track_Fixed Account | Dollar Cost Averaging (DCA) Program
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Dollar Cost Averaging (DCA) Program
Purpose of Benefit [Text Block]	Allows You to systematically transfer a set amount from a Funding Option or the Fixed Account (if available) to one or more Funding Options on a monthly or quarterly basis
Standard Benefit [Flag]	true
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	●Available only during the Accumulation Period●Must have a minimum total Contract Value of $5,000 to enroll●Minimum transfer amount is $400●Fixed Account Value must not be depleted in less than 12 months from date of enrollment●May only have one DCA program in place at one time
Name of Benefit [Text Block]	Dollar Cost Averaging (DCA) Program
Gold Track_Fixed Account | Special Dollar Cost Averaging (DCA) Program
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Special Dollar Cost Averaging (DCA) Program
Purpose of Benefit [Text Block]	Allows You to systematically make level transfers from the Fixed Account (if available) to one or more Funding Options over a 6-month and 12-month duration
Standard Benefit [Flag]	true
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	●Available only during the Accumulation Period●Fixed Account must be available for investment●Must have a minimum total Contract Value of $5,000 to enroll●Minimum transfer amount is $400●May only have one DCA program in place at one time●Interest rates credited on amounts in the Fixed Account may differ for 6-month and 12-month durations
Name of Benefit [Text Block]	Special Dollar Cost Averaging (DCA) Program
Gold Track_Fixed Account | Systematic Withdrawal Program
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Systematic Withdrawal Program
Purpose of Benefit [Text Block]	Allows You to receive regular automatic withdrawals from Your Contract
Standard Benefit [Flag]	true
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	●Each payment must be at least $50 ●Withdrawals may only be on a monthly, quarterly, semi-annual, or annual basis●Must have a minimum total Contract Value of $5,000 to enroll●Must provide at least 30 days’ notice to change instructions ●Upon 30-day written notice, We may discontinue this feature at any time. ●We reserve the right to charge a processing fee in the future. If We do so, We will inform You in writing 30 days in advance.
Name of Benefit [Text Block]	Systematic Withdrawal Program
Gold Track_Fixed Account | Death Benefit
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Death Benefit
Purpose of Benefit [Text Block]	Provides a death benefit at least equal to the Contract Value (less any amounts due) to Your Beneficiary(ies) if You die during the Accumulation Period
Standard Benefit [Flag]	true
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	●Amount payable depends on multiple factors, such as type of Contract, age at time of death, Contract Value, total Purchase Payments, and prior withdrawals●Withdrawals may significantly reduce the benefit●May not be available under an unallocated Contract
Name of Benefit [Text Block]	Death Benefit
Gold Track_Fixed Account | Variable Liquidity Benefit
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Other Amount), Maximum [Percent]	5.00%
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Variable Liquidity Benefit
Purpose of Benefit [Text Block]	Provides liquidity during the Annuity Period by allowing the Owner to take withdrawals during the Annuity Period based on the present value of Your remaining Annuity Payments
Optional Benefit [Flag]	true
Optional Benefit Expense (of Other Amount), Maximum [Percent]	5.00%
Brief Restrictions / Limitations [Text Block]	●Only offered in connection with a specific Annuity option that includes payments for a fixed period●Withdrawals may significantly reduce or eliminate remaining Annuity Payments
Name of Benefit [Text Block]	Variable Liquidity Benefit
Operation of Benefit [Text Block]	Variable Liquidity BenefitThis benefit is only offered with the fixed Variable Annuity option “Payments for a Fixed Period without Life Contingency”.At any time after annuitization and before death, the Contract Owner may surrender and receive a payment equal to (A) minus (B), where (A) equals the present value of remaining certain payments, and (B) equals a withdrawal charge not to exceed the maximum withdrawal charge rate shown on the specifications page of the Contract multiplied by (A). The interest rate used to calculate the present value is a rate 1% higher than the assumed (daily) net investment factor used to calculate the Annuity Payments. The remaining period certain payments are assumed to be level payments equal to the most recent period certain payment prior to the request for this liquidity benefit. A withdrawal charge is not imposed if the surrender is made after the expiration of the withdrawal charge period shown on the specifications page of the Contract.For example, assume 9 years of annuity payments have been paid under a 10-year period certain Payments for a Fixed Period without Life Contingency Annuity Option. At the end of the 9th year, the Contract Owner decides to exercise the Variable Liquidity Benefit feature. Assume the most recent period certain payment prior to the request was $100 a month, then the present value of $100 a month over the remaining 1 year period, assuming an annual effective interest rate of 4.5% (daily net investment factor of 3.50% plus 1%) is $1,176.13. The Variable Liquidity Benefit payable would be: $1,176.13 minus 0 (0% Withdrawal Charge multiplied by $1,176.13) = $1,176.13.
Gold Track_Fixed Account | Loans
Item 4. Fee Table [Line Items]
Other Transaction Fee, Current [Dollars]	$ 75
Other Transaction Fee (of Other Amount), Footnotes [Text Block]	Loans will be charged an initial set-up fee of $75.00.
Gold Track_Fixed Account | Contingent Deferred Sales Charge
Item 4. Fee Table [Line Items]
Surrender Expense, 1 Year, Maximum [Dollars]	$ 7,570
Surrender Expense, 1 Year, Minimum [Dollars]	6,470
Surrender Expense, 3 Years, Maximum [Dollars]	12,400
Surrender Expense, 3 Years, Minimum [Dollars]	9,068
Surrender Expense, 5 Years, Maximum [Dollars]	17,992
Surrender Expense, 5 Years, Minimum [Dollars]	12,389
Surrender Expense, 10 Years, Maximum [Dollars]	28,704
Surrender Expense, 10 Years, Minimum [Dollars]	17,271
Annuitized Expense, 1 Year, Maximum [Dollars]	2,570
No Surrender Expense, 1 Year, Maximum [Dollars]	2,570
No Surrender Expense, 1 Year, Minimum [Dollars]	1,470
No Surrender Expense, 3 Years, Maximum [Dollars]	7,900
No Surrender Expense, 3 Years, Minimum [Dollars]	4,568
No Surrender Expense, 5 Years, Maximum [Dollars]	13,492
No Surrender Expense, 5 Years, Minimum [Dollars]	7,889
No Surrender Expense, 10 Years, Maximum [Dollars]	28,704
No Surrender Expense, 10 Years, Minimum [Dollars]	17,271
Gold Track_Fixed Account | Surrender Charge
Item 4. Fee Table [Line Items]
Surrender Expense, 1 Year, Maximum [Dollars]	7,570
Surrender Expense, 1 Year, Minimum [Dollars]	6,470
Surrender Expense, 3 Years, Maximum [Dollars]	11,500
Surrender Expense, 3 Years, Minimum [Dollars]	8,168
Surrender Expense, 5 Years, Maximum [Dollars]	16,192
Surrender Expense, 5 Years, Minimum [Dollars]	10,589
Surrender Expense, 10 Years, Maximum [Dollars]	28,704
Surrender Expense, 10 Years, Minimum [Dollars]	17,271
Annuitized Expense, 1 Year, Maximum [Dollars]	2,570
No Surrender Expense, 1 Year, Maximum [Dollars]	2,570
No Surrender Expense, 1 Year, Minimum [Dollars]	1,470
No Surrender Expense, 3 Years, Maximum [Dollars]	7,900
No Surrender Expense, 3 Years, Minimum [Dollars]	4,568
No Surrender Expense, 5 Years, Maximum [Dollars]	13,492
No Surrender Expense, 5 Years, Minimum [Dollars]	7,889
No Surrender Expense, 10 Years, Maximum [Dollars]	28,704
No Surrender Expense, 10 Years, Minimum [Dollars]	$ 17,271
Gold Track_Fixed Account | Variable Liquidity Benefit Charge
Item 10. Benefits Available [Line Items]
Operation of Benefit [Text Block]	Variable Liquidity Benefit ChargeIf the Variable Liquidity Benefit is selected, there is a maximum charge of 5% of the amounts withdrawn during the Annuity Period. We impose this charge to reimburse us generally for contract sales expenses, including commissions and other distribution, promotion, and acquisition expenses. This charge is not assessed in the Accumulation Period.We will assess the charge as a percentage of the total benefit received as follows:
Variable Liquidity Benefit Charge	Years Since Initial Purchase Payment Made	Percentage
As a percentage of the amount surrendered	0-5	5%
	6+	0%
OR
Variable Liquidity Benefit Charge	Contract Year	Percentage
As a percentage of amount surrendered	1-2	5%
	3-4	4%
	5-6	3%
	7-8	2%
	9+	0%
Please refer to “The Annuity Period” section for a description of this benefit.
Gold Track_Fixed Account | Dollar Cost Averaging Program
Item 10. Benefits Available [Line Items]
Operation of Benefit [Text Block]	Dollar Cost AveragingDollar cost averaging or the pre-authorized transfer program (the “DCA Program”) allows You to transfer a set dollar amount to other Funding Options on a monthly or quarterly basis during the Accumulation Period of the Contract. Using this method, You will purchase more Accumulation Units in a Funding Option if the value per unit is low and will purchase fewer Accumulation Units if the value per unit is high. Therefore, You may achieve a lower-than-average cost per unit in the long run if You have the financial ability to continue the program over a long enough period of time. Dollar cost averaging does not assure a profit or protect against a loss.
You may elect the DCA Program through Written Request or other method acceptable to Us. You must have a minimum total Contract Value of $5,000 to enroll in the DCA Program. The minimum amount that may be transferred through this program is $400. There is no additional fee to participate in the DCA Program.
You may establish pre-authorized transfers of Contract Values from the Fixed Account, subject to certain restrictions. Under the DCA Program, automated transfers from the Fixed Account may not deplete Your Fixed Account Value in less than twelve months from Your enrollment in the DCA Program.
In addition to the DCA Program, We may credit increased interest rates to Contract Owners under an administrative Special DCA Program established at Our discretion, depending on availability and state law. Under this program, the Contract Owner may pre-authorize level transfers to any of the Funding Options under either a 6-Month Program or 12-Month Program. The 6-Month Program and the 12-Month Program will generally have different credited interest rates. Under the 6-Month Program, the interest rate can accrue up to six months on amounts in the Special DCA Program and We must transfer all Purchase Payments and accrued interest on a level basis to the selected Funding Options in six months. Under the 12-Month Program, the interest rate can accrue up to twelve months on funds in the Special DCA Program and We must transfer all Purchase Payments and accrued interest in this DCA Program on a level basis to the selected Funding Options in twelve months.
The pre-authorized transfers will begin after the initial program Purchase Payment and complete enrollment instructions are received by the Company. If We do not receive complete program enrollment instructions within 15 days of receipt of the initial program Purchase Payment, the entire balance in the DCA Program will be credited with the non-program interest rate then in effect for the Fixed Account.
You may start or stop participation in the DCA Program at any time, but You must give the Company at least 30 days’ notice to change any automated transfer instructions that are currently in place. If You stop the Special DCA Program and elect to remain in the Fixed Account, We will credit Your Contract Value for the remainder of six or twelve months with the interest rate for non-DCA Program funds.
You may only have one DCA Program or Special DCA Program in place at one time. We will allocate any subsequent Purchase Payments We receive within the program period selected to the current Funding Options over the remainder of that program transfer period, unless You direct otherwise.
All provisions and terms of the Contract apply to the DCA and Special DCA Programs, including provisions relating to the transfer of money between Funding Options. We reserve the right to suspend or modify transfer privileges at any time and to assess a processing fee for this service.
We will terminate Your participation in the DCA Program upon notification of Your death. We reserve the right to terminate the availability of any dollar cost averaging program at any time.
Calculation Method of Benefit [Text Block]	The following examples may help You further understand the DCA Program and Special DCA Program:•Under the DCA Program, You could decide to instruct Us to transfer $1,000 on the first of each month from the BlackRock Ultra-Short Term Bond Portfolio to another Funding Option that You have selected, such as the MetLife Aggregate Bond Index Portfolio. Hypothetically, the $1,000 allocation may have bought 50 Accumulation Units of the MetLife Aggregate Bond Index Portfolio in January, 65 Accumulation Units in February, and 45 Accumulation Units in March. In these three months, You allocated $3,000 to the MetLife Aggregate Bond Index Portfolio which has resulted in 160 Accumulation Units. The value of each Accumulation Unit is an average of the three values used at the time of allocation. This price averaging that occurs via regular purchases over a period of time is referred to as “dollar cost averaging.” If You had allocated the entire $3,000 at one time, the total value might be higher or lower.•Under the Special DCA Program, You could decide to allocate $12,000 to the Fixed Account and instruct Us to make level transfers over 12 months under the 12-Month Program (i.e., $1,000 per month, including any credited interest) from the Fixed Account to a Funding Option that You have selected, such as the BlackRock Capital Appreciation Portfolio. The level transfers would result in dollar cost averaging of Accumulation Units in the BlackRock Capital Appreciation Portfolio, similar to the example above. In addition, amounts remaining in the Fixed Account during the 12 month period would be credited interest. At the end of the 12 months, the original $12,000 (plus any credited interest) will have been transferred from the Fixed Account to the BlackRock Capital Appreciation Portfolio.
Gold Track_Fixed Account | Market Value Adjustment
Item 2. Overview of the Contract [Line Items]
Overview, Investor Could Lose Money Due to Contract Adjustments if Amounts are Removed [Text Block]	Market Value AdjustmentYou could lose a significant amount of money due to a negative Market Value Adjustment in certain circumstances if all or a portion of the Contract Value is withdrawn from the Fixed Account.
Overview, Transactions Subject to Contract Adjustments [Text Block]	Only full surrenders from the Fixed Account due to a Contract discontinuation during the Accumulation Period will be subject to a Market Value Adjustment.
Item 3. Key Information [Line Items]
Key Information, Contract Adjustments if Amounts are Removed [Text Block]	Market Value Adjustments. If You surrender the entire amount in the Fixed Account during the Accumulation Period due to a Contract discontinuation, We will apply a Market Value Adjustment, which may be negative. In extreme circumstances, You could lose up to 100% of the amount surrendered due to a negative Market Value Adjustment. For example, if You were to allocate $100,000 to the Fixed Account and later surrender the Contract, You could lose up to $100,000 of Your investment. This loss will be greater if You also have to pay withdrawal charges, taxes, and tax penalties. Only full surrenders from the Fixed Account due to Contract discontinuations will be subject to a Market Value Adjustment.
Key Information, Maximum Loss Resulting from Negative Adjustment [Percent]	100.00%
Key Information, Example of Maximum Loss Resulting from Negative Adjustment [Text Block]	For example, if You were to allocate $100,000 to the Fixed Account and later surrender the Contract, You could lose up to $100,000 of Your investment. This loss will be greater if You also have to pay withdrawal charges, taxes, and tax penalties. Only full surrenders from the Fixed Account due to Contract discontinuations will be subject to a Market Value Adjustment.
Key Information, Example of Maximum Loss on One Hundred Thousand Dollars Resulting from Negative Adjustment	$ 100,000
Key Information, Transactions Subject to Contract Adjustment [Text Block]	Yes. In addition to withdrawal charges and Market Value Adjustments for early withdrawals, You may also be charged for other transactions.
Item 4. Fee Table [Line Items]
Transactions Subject to Contract Adjustment, Fee Table [Text Block]	Only full surrenders from the Fixed Account due to Contract discontinuations will be subject to a Market Value Adjustment. See “Charges, Deductions, and Adjustments – Market Value Adjustment” for more information.
Item 7. Charges and Adjustments [Line Items]
Contract Adjustment [Table Text Block]	Market Value AdjustmentA Market Value Adjustment will only apply to full surrenders from the Fixed Account due to Contract discontinuations. The Company does not assess a Market Value Adjustment against the Contract Value in the Separate Account. The amount payable to the Contract Owner may be increased or decreased by the application of the Market Value Adjustment formula to the Contract Value in the Fixed Account. This is the Market Adjusted Value. A negative Market Value Adjustment will result in loss. In extreme circumstances, You could lose up to 100% of the amount withdrawn or surrendered from the Fixed Account due to a negative Market Value Adjustment. If the Contract is part of a retirement program, Market Adjusted Values are based on a Plan’s Contract Value in the Fixed Account. The Plan will determine any application of a Market Value Adjustment to a Participant’s Individual Account. If You are a Participant, contact Your Plan Administrator/Trustee or Your employer regarding whether the Market Value Adjustment will affect a Participant's Individual Account when the Contract is terminated.If Your Contract Value is subject to both a Market Value Adjustment and a withdrawal charge, the Market Value Adjustment will be applied first. Any applicable withdrawal charges, taxes or other amounts deducted from the Fixed Account Contract Value upon surrender will be deducted from the Market Adjusted Value. A withdrawal charge will generally apply if You make a partial or full surrender of Your Contract. Transfers from the Fixed Account to the Funding Options will not be subject to a withdrawal charge or a Market Value Adjustment. See “Access to Your Money – Contract Discontinuance” for more details about when a Market Value Adjustment will apply. The Market Value Adjustment reflects the relationship, at the time of surrender, between the rate of interest credited to funds on deposit under the Fixed Account at the time of discontinuance to the rate of interest credited on new deposits at the time of discontinuance. The purpose of the Market Value Adjustment is to generally transfer from Us to You the risk of losses on the fixed income investments that We acquire to support Our obligations under the Fixed Account if You prematurely liquidate Your investment. Generally, if interest rates increase from the time that Purchase Payments are originally allocated to the Fixed Account to the time that the Contract is discontinued, one could expect the Market Value Adjustment to be negative. If interest rates decrease in that time period, one could expect the Market Value Adjustment to be positive. The MVA formula when there is a discontinuation of the Contract is the following:Market Adjusted Value = Contract Value × (1 + RO)5 / (1 + R1 + .0025†)[5]Where:RO is the weighted average of all interest rates credited to all amounts in the Fixed Account at the time of termination, andR1 is the interest rate credited on new deposits for this class of Contracts at the time of termination.† 25 basis points is the margin to cover liquidating the specific level of assets when a Market Adjusted Value calculation is triggered. The rate is set by the underlying Contract as part of the overall market adjustment formula.The Market Adjusted Value will be greater than the Contract Value when the weighted average interest rate credited to the Contract is more than 0.25% (0.0025) higher than the credited rates on new deposits. The Market Adjusted Value will be less than the Contract Value when the weighted average interest rate credited to the Contract is less than 0.25% (0.0025) higher than the credited rates on new deposits.For additional information, including examples demonstrating the operation of the Market Value Adjustment, please refer to the Statement of Additional information. You can obtain information regarding the current value of the Market Value Adjustment for the Fixed Account by contacting Us at (833) 208-3018. However, this value can fluctuate daily, and the value quoted may differ from the actual Market Value Adjustment at the time of a transaction.Example of Negative Market Adjusted ValueA negative Market Adjusted Value results when credited interest rates are higher on new deposits than the weighted average interest rate credited to the Contract.Assume new deposits are crediting 4.50%, and the weighted average interest rate credited to the Contract is 4.00%. The Contract Value at the time of discontinuance is $100,000.The Market Adjusted Value would be$96,470.95 = $100,000 * (1+0.04)5 / (1+0.045+0.0025)[5]Example of Positive Market Adjusted ValueA positive Market Adjusted Value generally results when credited interest rates are lower on new deposits than the weighted average interest rate credited to the Contract.Assume new deposits are credited 4.50%, and the weighted average interest rate credited to the Contract is 5.00%. The Contract Value at the time of discontinuance is $100,000.The Market Adjusted Value would be$101,199.03 = $100,000 * (1+0.05)5 / (1+0.045+0.0025)[5]For Contracts Issued in Every State Except New York And Connecticut:If, as of the date of discontinuance, the Market Adjusted Value is less than the Contract Value of the Fixed Account, the Contract Owner may select one of the payment methods described below:1)The Market Adjusted Value (less any applicable withdrawal charge) in one lump sum within 60 days of the date of discontinuance, or2)The Cash Surrender Value of the Fixed Account in installments over a 5-year period. The amount deducted on surrender, if any, is determined as of the date of discontinuance, and will apply to all installment payments. Interest will be credited to the remaining Contract Value of the Fixed Account during this installment period at a fixed effective annual interest rate. The minimum interest rate depends on the date Your Contract is issued but will not be less than 1%. The first payment will be made no later than 60 days following the Contract Owner’s request for surrender or Our written notification of Our intent to discontinue the Contract. The remaining payments will be mailed on each anniversary of the discontinuance for four years. During that period, no additional surrenders are allowed.If, as of the date of discontinuance, the Market Adjusted Value is greater than the Contract Value of the Fixed Account, the Contract Owner may select one of the payment methods as described below:1)The Cash Surrender Value of the Fixed Account, in one lump sum within 60 days of the date of discontinuance, or2)The Contract Value of the Fixed Account in installments over a 5-year period. Interest will be credited to the remaining Contract Value of the Fixed Account during this installment period at a fixed effective annual interest rate. The minimum interest rate depends on the date Your Contract is issued but will not be less than 1%. The first payment will be made no later than 60 days following the Contract Owner’s request for surrender or Our written notification of Our intent to discontinue the Contract. The remaining payments will be mailed on each anniversary of the discontinuance for four years. During that period, no additional surrenders are allowed.For Contracts Issued in Connecticut as of the close of the New York Stock Exchange on October 4, 2013 and thereafter:If, as of the date of discontinuance, the Market Adjusted Value is less than the Contract Value of the Fixed Account and R1 is greater than RO, We will pay the Contract Owner, in a lump sum, the Market Adjusted Value of the Fixed Account less amounts deducted upon surrender within 60 days of the date of discontinuance.If, as of the date of discontinuance, the Market Adjusted Value is less than the Contract Value of the Fixed Account and R1 is less than or equal to RO, We will pay the Contract Owner the Contract Value of the Fixed Account in installments over a 5-year period. Interest will be credited to the remaining Contract Value of the Fixed Account during the installment period at a fixed effective annual interest rate. The minimum interest rate depends on the date Your Contract is issued but will not be less than 1%. The first payment will be made no later than 60 days following the Contract Owner’s request for surrender or Our written notification of Our intent to discontinue the Contract. The remaining payments will be mailed on each anniversary of the discontinuance date for four years. During that period, no additional surrenders are allowed.If, as of the date of discontinuance, the Market Adjusted Value is greater than or equal to the Contract Value of the Fixed Account, We will pay the Contract Owner the Contract Value of the Fixed Account in installments over a 5-year period. Interest will be credited to the remaining Contract Value of the Fixed Account during the installment period at a fixed effective annual interest rate. The minimum interest rate depends on the date Your Contract is issued but will not be less than 1%. The first payment will be made no later than 60 days following the Contract Owner’s request for surrender or Our written notification of Our intent to discontinue the Contract. The remaining payments will be mailed on each anniversary of the discontinuance date for four years. During that period, no additional surrenders are allowed.Allocated Contracts Issued in New York Prior to April 30, 2007:If the Market Adjusted Value is less than the Contract Value of the Fixed Account as of the date of discontinuance, We will pay You the Market Adjusted Value, less any amounts deducted on surrender, less any loans outstanding in one lump sum. This amount will never be less than 90% of the Contract Value of the Fixed Account, less any outstanding loans as of the date of discontinuance. We may defer payment of this amount for up to six months from the date of discontinuance. If a payment is deferred more than 10 working days from the date of discontinuance, We will credit interest during the deferred period in the same manner as described in Your Contract.If the Market Adjusted Value is greater than the Contract Value of the Fixed Account as of the date of discontinuance, We will pay the Cash Surrender Value of the Fixed Account as of the date of discontinuance in one lump sum. We may defer payment of this amount for up to six months from the date of discontinuance. If a payment is deferred more than 10 working days from the date of discontinuance, We will credit interest during the deferred period in the same manner as described in Your Contract.Unallocated Contracts Issued in New York Prior to April 30, 2007:You may select either of the following methods of payout:a)Lump Sum Payment Option. If the Market Adjusted Value is less than the Contract Value of the Fixed Account as of the date of the discontinuance, We will pay You the Market Adjusted Value, less any amounts deducted on surrender, in one lump sum within 60 days of the date of discontinuance. If the Market Adjusted Value is greater than the Contract Value of the Fixed Account as of the date of discontinuance, We will pay You the Cash Surrender Value of the Fixed Account within 60 days of the date of discontinuance.b)Installment Payment Option. We will pay You the Contract Value of the Fixed Account in installments over a 5-year period. Interest will be credited to the remaining Contract Value of the Fixed Account during this installment period at a fixed effective annual interest rate of not less than 1.5% below the net effective rate being credited to the Contract on the date of discontinuance. The first payment will be made no later than 60 days following Our mailing the written notice to You at the most current address available on the Company’s records. The remaining payments will be mailed on each anniversary of the discontinuance date for 4 years. Allowable distributions shown on the Contract specifications page are not permitted during the 5-year installment period.For Contracts Issued in New York on or after April 30, 2007 and prior to January 1, 2014:Upon discontinuance, the Contract Owner may select one of the payment methods described below:a)Lump Sum Payment Option. We will pay You the Market Adjusted Value, less any amounts deducted on surrender, less any loans outstanding in one lump sum within 60 days of the date of discontinuance. We may defer the payment for this amount for up to six months from the date of discontinuance. If a payment is deferred more than 10 working days from the date of discontinuance, interest will continue to be earned during the deferred period in the same manner as described in the Contract; orb)Installment Payment Option. We will pay You the Contract Value of the Fixed Account in installments over a 5 year period. Interest will be credited to the remaining Contract Value of the Fixed Account during this installment period at a fixed effective annual interest rate of not less than 1.5% below the net effective rate being credited to the Contract on the date of discontinuance. The first payment will be made no later than 60 days following the Company’s mailing of the written notice of Contract discontinuance to the Contract Owner at the most current address available on the Company’s records. The remaining payments will be mailed on each anniversary of the discontinuance date for 4 years. Allowable distributions shown on the Contract specifications page are not allowed during the 5 year installment period.
Contract Adjustment, Maximum Potential Loss [Percent]	100.00%
Contract Adjustment, Manner Determined [Text Block]	If the Contract is part of a retirement program, Market Adjusted Values are based on a Plan’s Contract Value in the Fixed Account. The Plan will determine any application of a Market Value Adjustment to a Participant’s Individual Account. If You are a Participant, contact Your Plan Administrator/Trustee or Your employer regarding whether the Market Value Adjustment will affect a Participant's Individual Account when the Contract is terminated.If Your Contract Value is subject to both a Market Value Adjustment and a withdrawal charge, the Market Value Adjustment will be applied first. Any applicable withdrawal charges, taxes or other amounts deducted from the Fixed Account Contract Value upon surrender will be deducted from the Market Adjusted Value. A withdrawal charge will generally apply if You make a partial or full surrender of Your Contract. Transfers from the Fixed Account to the Funding Options will not be subject to a withdrawal charge or a Market Value Adjustment. See “Access to Your Money – Contract Discontinuance” for more details about when a Market Value Adjustment will apply. The Market Value Adjustment reflects the relationship, at the time of surrender, between the rate of interest credited to funds on deposit under the Fixed Account at the time of discontinuance to the rate of interest credited on new deposits at the time of discontinuance. The purpose of the Market Value Adjustment is to generally transfer from Us to You the risk of losses on the fixed income investments that We acquire to support Our obligations under the Fixed Account if You prematurely liquidate Your investment. Generally, if interest rates increase from the time that Purchase Payments are originally allocated to the Fixed Account to the time that the Contract is discontinued, one could expect the Market Value Adjustment to be negative. If interest rates decrease in that time period, one could expect the Market Value Adjustment to be positive.
Contract Adjustment, Effect on Value and Benefits [Text Block]	For Contracts Issued in Every State Except New York And Connecticut:If, as of the date of discontinuance, the Market Adjusted Value is less than the Contract Value of the Fixed Account, the Contract Owner may select one of the payment methods described below:1)The Market Adjusted Value (less any applicable withdrawal charge) in one lump sum within 60 days of the date of discontinuance, or2)The Cash Surrender Value of the Fixed Account in installments over a 5-year period. The amount deducted on surrender, if any, is determined as of the date of discontinuance, and will apply to all installment payments. Interest will be credited to the remaining Contract Value of the Fixed Account during this installment period at a fixed effective annual interest rate. The minimum interest rate depends on the date Your Contract is issued but will not be less than 1%. The first payment will be made no later than 60 days following the Contract Owner’s request for surrender or Our written notification of Our intent to discontinue the Contract. The remaining payments will be mailed on each anniversary of the discontinuance for four years. During that period, no additional surrenders are allowed.If, as of the date of discontinuance, the Market Adjusted Value is greater than the Contract Value of the Fixed Account, the Contract Owner may select one of the payment methods as described below:1)The Cash Surrender Value of the Fixed Account, in one lump sum within 60 days of the date of discontinuance, or2)The Contract Value of the Fixed Account in installments over a 5-year period. Interest will be credited to the remaining Contract Value of the Fixed Account during this installment period at a fixed effective annual interest rate. The minimum interest rate depends on the date Your Contract is issued but will not be less than 1%. The first payment will be made no later than 60 days following the Contract Owner’s request for surrender or Our written notification of Our intent to discontinue the Contract. The remaining payments will be mailed on each anniversary of the discontinuance for four years. During that period, no additional surrenders are allowed.For Contracts Issued in Connecticut as of the close of the New York Stock Exchange on October 4, 2013 and thereafter:If, as of the date of discontinuance, the Market Adjusted Value is less than the Contract Value of the Fixed Account and R1 is greater than RO, We will pay the Contract Owner, in a lump sum, the Market Adjusted Value of the Fixed Account less amounts deducted upon surrender within 60 days of the date of discontinuance.If, as of the date of discontinuance, the Market Adjusted Value is less than the Contract Value of the Fixed Account and R1 is less than or equal to RO, We will pay the Contract Owner the Contract Value of the Fixed Account in installments over a 5-year period. Interest will be credited to the remaining Contract Value of the Fixed Account during the installment period at a fixed effective annual interest rate. The minimum interest rate depends on the date Your Contract is issued but will not be less than 1%. The first payment will be made no later than 60 days following the Contract Owner’s request for surrender or Our written notification of Our intent to discontinue the Contract. The remaining payments will be mailed on each anniversary of the discontinuance date for four years. During that period, no additional surrenders are allowed.If, as of the date of discontinuance, the Market Adjusted Value is greater than or equal to the Contract Value of the Fixed Account, We will pay the Contract Owner the Contract Value of the Fixed Account in installments over a 5-year period. Interest will be credited to the remaining Contract Value of the Fixed Account during the installment period at a fixed effective annual interest rate. The minimum interest rate depends on the date Your Contract is issued but will not be less than 1%. The first payment will be made no later than 60 days following the Contract Owner’s request for surrender or Our written notification of Our intent to discontinue the Contract. The remaining payments will be mailed on each anniversary of the discontinuance date for four years. During that period, no additional surrenders are allowed.Allocated Contracts Issued in New York Prior to April 30, 2007:If the Market Adjusted Value is less than the Contract Value of the Fixed Account as of the date of discontinuance, We will pay You the Market Adjusted Value, less any amounts deducted on surrender, less any loans outstanding in one lump sum. This amount will never be less than 90% of the Contract Value of the Fixed Account, less any outstanding loans as of the date of discontinuance. We may defer payment of this amount for up to six months from the date of discontinuance. If a payment is deferred more than 10 working days from the date of discontinuance, We will credit interest during the deferred period in the same manner as described in Your Contract.If the Market Adjusted Value is greater than the Contract Value of the Fixed Account as of the date of discontinuance, We will pay the Cash Surrender Value of the Fixed Account as of the date of discontinuance in one lump sum. We may defer payment of this amount for up to six months from the date of discontinuance. If a payment is deferred more than 10 working days from the date of discontinuance, We will credit interest during the deferred period in the same manner as described in Your Contract.Unallocated Contracts Issued in New York Prior to April 30, 2007:You may select either of the following methods of payout:a)Lump Sum Payment Option. If the Market Adjusted Value is less than the Contract Value of the Fixed Account as of the date of the discontinuance, We will pay You the Market Adjusted Value, less any amounts deducted on surrender, in one lump sum within 60 days of the date of discontinuance. If the Market Adjusted Value is greater than the Contract Value of the Fixed Account as of the date of discontinuance, We will pay You the Cash Surrender Value of the Fixed Account within 60 days of the date of discontinuance.b)Installment Payment Option. We will pay You the Contract Value of the Fixed Account in installments over a 5-year period. Interest will be credited to the remaining Contract Value of the Fixed Account during this installment period at a fixed effective annual interest rate of not less than 1.5% below the net effective rate being credited to the Contract on the date of discontinuance. The first payment will be made no later than 60 days following Our mailing the written notice to You at the most current address available on the Company’s records. The remaining payments will be mailed on each anniversary of the discontinuance date for 4 years. Allowable distributions shown on the Contract specifications page are not permitted during the 5-year installment period.For Contracts Issued in New York on or after April 30, 2007 and prior to January 1, 2014:Upon discontinuance, the Contract Owner may select one of the payment methods described below:a)Lump Sum Payment Option. We will pay You the Market Adjusted Value, less any amounts deducted on surrender, less any loans outstanding in one lump sum within 60 days of the date of discontinuance. We may defer the payment for this amount for up to six months from the date of discontinuance. If a payment is deferred more than 10 working days from the date of discontinuance, interest will continue to be earned during the deferred period in the same manner as described in the Contract; orb)Installment Payment Option. We will pay You the Contract Value of the Fixed Account in installments over a 5 year period. Interest will be credited to the remaining Contract Value of the Fixed Account during this installment period at a fixed effective annual interest rate of not less than 1.5% below the net effective rate being credited to the Contract on the date of discontinuance. The first payment will be made no later than 60 days following the Company’s mailing of the written notice of Contract discontinuance to the Contract Owner at the most current address available on the Company’s records. The remaining payments will be mailed on each anniversary of the discontinuance date for 4 years. Allowable distributions shown on the Contract specifications page are not allowed during the 5 year installment period.
Contract Adjustment, Impact of Adjustment on Interest Credited [Text Block]	The MVA formula when there is a discontinuation of the Contract is the following:Market Adjusted Value = Contract Value × (1 + RO)5 / (1 + R1 + .0025†)[5]Where:RO is the weighted average of all interest rates credited to all amounts in the Fixed Account at the time of termination, andR1 is the interest rate credited on new deposits for this class of Contracts at the time of termination.† 25 basis points is the margin to cover liquidating the specific level of assets when a Market Adjusted Value calculation is triggered. The rate is set by the underlying Contract as part of the overall market adjustment formula.The Market Adjusted Value will be greater than the Contract Value when the weighted average interest rate credited to the Contract is more than 0.25% (0.0025) higher than the credited rates on new deposits. The Market Adjusted Value will be less than the Contract Value when the weighted average interest rate credited to the Contract is less than 0.25% (0.0025) higher than the credited rates on new deposits.
Contract Adjustment, Relationship to Other Charges [Text Block]	Example of Negative Market Adjusted ValueA negative Market Adjusted Value results when credited interest rates are higher on new deposits than the weighted average interest rate credited to the Contract.Assume new deposits are crediting 4.50%, and the weighted average interest rate credited to the Contract is 4.00%. The Contract Value at the time of discontinuance is $100,000.The Market Adjusted Value would be$96,470.95 = $100,000 * (1+0.04)5 / (1+0.045+0.0025)[5]Example of Positive Market Adjusted ValueA positive Market Adjusted Value generally results when credited interest rates are lower on new deposits than the weighted average interest rate credited to the Contract.Assume new deposits are credited 4.50%, and the weighted average interest rate credited to the Contract is 5.00%. The Contract Value at the time of discontinuance is $100,000.The Market Adjusted Value would be$101,199.03 = $100,000 * (1+0.05)5 / (1+0.045+0.0025)[5]
Contract Adjustment, Obtaining Current Value of an Adjustment [Text Block]	You can obtain information regarding the current value of the Market Value Adjustment for the Fixed Account by contacting Us at (833) 208-3018.
Contract Adjustment, Current Value of an Adjustment Fluctuates [Text Block]	However, this value can fluctuate daily, and the value quoted may differ from the actual Market Value Adjustment at the time of a transaction.
Gold Track_Fixed Account | Market Adjusted Value
Item 4. Fee Table [Line Items]
Contract Adjustment, Maximum Potential Loss Over Amount Withdrawn [Percent]	100.00%
Gold Track_Fixed Account | Fixed Account
Fixed Option Details [Line Items]
Fixed Option Details, Name	Fixed Account <hr style="background-color:#000000;height:1.5pt;margin-bottom:3pt;margin-left:0%;margin-top:1.5pt;text-align:left;top:16.5pt;width:510pt;"/>
Fixed Option Details, Description [Text Block]	Fixed Account
We may offer Our Fixed Account as an investment option. If You participate through a retirement Plan or other group arrangement, the Contract may provide that all or some of Your rights or choices as described in this prospectus are subject to the Plan’s terms. For example, limitations on Your rights may apply to the availability of the Fixed Account. You should consult the Contract and Plan document to see how You may be affected.Declared Interest Rates of the Initial and Subsequent Renewal PeriodsDuring the Accumulation Period, the Fixed Account credits a Guaranteed Interest Rate for the duration of each Guarantee Period, which is a period through the end of the first calendar year during which the Contract was purchased and successive 12-month periods thereafter. Information regarding the features of the Fixed Account, including (i) its name, (ii) its term, and (iii) its minimum Guaranteed Interest Rate, is available in Appendix A to this prospectus. The Fixed Account guarantees an initial interest rate which is guaranteed for a 12-month period. We will declare initial interest rates quarterly for Contracts for Plans established under Sections 401 and 457 of the CodeThe Fixed Account guarantees an initial interest rate which is guaranteed for a 12-month period. We will declare initial interest rates monthly for Contracts issued in connection with a Plan established under Section 403(b) of the Code or combination Contracts under Sections 403(b)/401 of the Code.At the end of the 12-month Guarantee Period, a renewal interest rate will be determined. The rate will never be less than the minimum interest rate. The minimum interest rate depends on the date Your Contract is issued but will not be less than 1%. At the end of the initial Guarantee Period, the first renewal rate will be guaranteed to the end of that calendar year. The second and all subsequent renewal rates will be declared each subsequent January 1 thereafter and will be guaranteed through December 31 of that year.In the future, the Company may decide to offer the Fixed Account with guaranteed rates that are declared on a calendar quarter basis and applied to all Purchase Payments for the remainder of the calendar quarter. At the end of such quarter and all subsequent calendar quarters, the Company will declare a new guaranteed rate that will be applied to all new Purchase Payments allocated to the Fixed Account for the following calendar quarter, as well as Purchase Payments that were previously applied to the Fixed Account.The Company has no specific formula for determining the rate(s) of interest that it will declare. Generally, the rates We determine will reflect interest rates available on the types of debt instruments in which We intend to invest the amounts directed to the Fixed Account. (See “Investments by the Company.”) In addition, the Company’s management may also consider various other factors in determining interest rates for a given period, including regulatory and tax requirements; sales commission and administrative expenses borne by the Company; general economic trends; and competitive factors. The Company’s management will make the final determination as to any Declared Interest Rates and any interest in excess of the minimum interest rate. The Company cannot predict nor guarantee the rates of any future declared interest in excess of the minimum rate.Contract ValuesWe will credit amounts held under the Fixed Account with interest. The minimum Guaranteed Interest Rate depends on the date Your Contract is issued but will not be less than 1%. Interest is credited daily. Purchase Payments (other than the initial Purchase Payment) are allocated to the Fixed Account as of the close of the business day on which We receive the Purchase Payment at the Home Office. Therefore, Purchase Payments begin earning interest the day after We receive the Purchase Payment in Good Order. At the end of each Guarantee Period, in the absence of other instructions or requests from You, the amount in the Guarantee Period will automatically be renewed into a new Guarantee Period, subject to the declared renewal interest rate. You may transfer amounts between the Fixed Account and the Funding Options at any time during the Accumulation Period, subject to the terms and restrictions described in “Transfers.” No Market Value Adjustment or withdrawal charge applies when a transfer is made. You could lose a significant amount of money due to a negative Market Value Adjustment if all or a portion of the Contract Value is withdrawn from the Fixed Account. Only full surrenders from the Fixed Account due to Contract discontinuations will be subject to a Market Value Adjustment. See “Charges, Deductions, and Adjustments – Market Value Adjustment,” and “Access to Your Money,” for more information.
Fixed Option Details, Interest Crediting [Line Items]
Fixed Option Details, Interest Crediting [Text Block]	We may offer Our Fixed Account as an investment option. If You participate through a retirement Plan or other group arrangement, the Contract may provide that all or some of Your rights or choices as described in this prospectus are subject to the Plan’s terms. For example, limitations on Your rights may apply to the availability of the Fixed Account. You should consult the Contract and Plan document to see how You may be affected.Declared Interest Rates of the Initial and Subsequent Renewal PeriodsDuring the Accumulation Period, the Fixed Account credits a Guaranteed Interest Rate for the duration of each Guarantee Period, which is a period through the end of the first calendar year during which the Contract was purchased and successive 12-month periods thereafter. Information regarding the features of the Fixed Account, including (i) its name, (ii) its term, and (iii) its minimum Guaranteed Interest Rate, is available in Appendix A to this prospectus. The Fixed Account guarantees an initial interest rate which is guaranteed for a 12-month period. We will declare initial interest rates quarterly for Contracts for Plans established under Sections 401 and 457 of the CodeThe Fixed Account guarantees an initial interest rate which is guaranteed for a 12-month period. We will declare initial interest rates monthly for Contracts issued in connection with a Plan established under Section 403(b) of the Code or combination Contracts under Sections 403(b)/401 of the Code.At the end of the 12-month Guarantee Period, a renewal interest rate will be determined. The rate will never be less than the minimum interest rate. The minimum interest rate depends on the date Your Contract is issued but will not be less than 1%. At the end of the initial Guarantee Period, the first renewal rate will be guaranteed to the end of that calendar year. The second and all subsequent renewal rates will be declared each subsequent January 1 thereafter and will be guaranteed through December 31 of that year.In the future, the Company may decide to offer the Fixed Account with guaranteed rates that are declared on a calendar quarter basis and applied to all Purchase Payments for the remainder of the calendar quarter. At the end of such quarter and all subsequent calendar quarters, the Company will declare a new guaranteed rate that will be applied to all new Purchase Payments allocated to the Fixed Account for the following calendar quarter, as well as Purchase Payments that were previously applied to the Fixed Account.The Company has no specific formula for determining the rate(s) of interest that it will declare. Generally, the rates We determine will reflect interest rates available on the types of debt instruments in which We intend to invest the amounts directed to the Fixed Account. (See “Investments by the Company.”) In addition, the Company’s management may also consider various other factors in determining interest rates for a given period, including regulatory and tax requirements; sales commission and administrative expenses borne by the Company; general economic trends; and competitive factors. The Company’s management will make the final determination as to any Declared Interest Rates and any interest in excess of the minimum interest rate. The Company cannot predict nor guarantee the rates of any future declared interest in excess of the minimum rate.
Fixed Option Details, Term [Text Block]	The Fixed Account guarantees an initial interest rate which is guaranteed for a 12-month period. We will declare initial interest rates quarterly for Contracts for Plans established under Sections 401 and 457 of the CodeThe Fixed Account guarantees an initial interest rate which is guaranteed for a 12-month period. We will declare initial interest rates monthly for Contracts issued in connection with a Plan established under Section 403(b) of the Code or combination Contracts under Sections 403(b)/401 of the Code.At the end of the 12-month Guarantee Period, a renewal interest rate will be determined. The rate will never be less than the minimum interest rate. The minimum interest rate depends on the date Your Contract is issued but will not be less than 1%. At the end of the initial Guarantee Period, the first renewal rate will be guaranteed to the end of that calendar year. The second and all subsequent renewal rates will be declared each subsequent January 1 thereafter and will be guaranteed through December 31 of that year.
Fixed Option Details, Minimum Guaranteed Interest Rate [Percent]	1.00%
Fixed Option Details, Maturity Notice [Flag]	true
Fixed Option Details, Other Material Features [Text Block]	Transfers from the Fixed AccountThe Contract Owner may transfer amounts from the Fixed Account to one or more of the Funding Options subject to the Competing Fund restrictions described in this prospectus and in Your Contract. All transfers will be made on a last-in, first-out basis. That is, the money most recently deposited or transferred into the Fixed Account will be transferred or surrendered first.Amounts previously transferred from the Fixed Account to the Funding Options may not be transferred back to the Fixed Account or any Competing Fund for a period of at least 3 months from the date of the transfer. The Company may eliminate this restriction in circumstances where Guaranteed Interest Rates on the Fixed Account are declared and credited on a quarterly basis.We reserve the right to limit transfers from the Fixed Account in any calendar year to 20% of the Contract/Certificate Contract Value in the Fixed Account as of the end of the preceding Contract/Certificate Year. If transfers are limited in any calendar year to 20% of the Fixed Account Contract Value, it is important to note that it will take over 10 years (assuming no additional Purchase Payments or transfers into the Contract/Certificate and discounting any accrued interest) to make a complete transfer of Your balance from the Fixed Account because of the transfer allowance restriction indicated above. This is because the 20% transfer allowance is based on a declining Contract Value in the Fixed Account rather than withdrawals based upon a fixed number of years. For example (based on the assumptions above), if Your initial Contract Value in the Fixed Account is $100, the 20% transfer allowance only allows You to transfer up to $20 that Contract/Certificate Year. If You transfer the maximum transfer allowance that Contract/Certificate Year, You may only transfer up to $16 the following Contract/Certificate Year based on the 20% transfer allowance of the $80 Contract Value remaining in the Fixed Account for such Contract/Certificate Year. It is important to consider when deciding to invest in the Fixed Account whether this 20% transfer allowance restriction fits Your risk tolerance and time horizon. (See also “Access to Your Money.”)Transfers to the Fixed AccountThe Contract Owner may transfer amounts in the Funding Options to the Fixed Account subject to the Competing Fund restrictions described in this prospectus and in Your Contract. Amounts previously transferred from a Competing Fund to a Funding Option which is not a Competing Fund may not be transferred to the Fixed Account for a period of at least 3 months from the date of transfer.The General AccountObligations under the Contract are obligations of the Company. Purchase Payments made under the Contract and directed to the Fixed Account become a part of the Company’s General Account. Any obligations that exceed the assets in the Separate Account are payable by the Company’s General Account, as well as the amount of the guaranteed death benefit and Annuity Payments that exceeds the Contract Value. Benefit amounts paid from the General Account are subject to the financial strength and claims paying ability of the Company and Our long term ability to make such payments and are not guaranteed by Our parent company, Brighthouse Financial, Inc., or by any other party. We issue other Annuity contracts and life insurance policies where We pay all money We owe under those contracts and policies from Our General Account. The Company’s General Account is not segregated or insulated from the claims of the Company’s creditors. The General Account consists of securities and other investments that may decline in value during periods of adverse market conditions. We are regulated as an insurance company under state law, which includes, generally, limits on the amount and type of investments in Our General Account. However, there is no guarantee that We will be able to meet Our claims paying obligations; there are risks to purchasing any insurance product.The Company’s financial statements include a further discussion of risks inherent within the Company’s General Account investments, and the Company's reports filed with the SEC contain further information about the Company's financial condition as well as the financial and operational risks to which the Company is subject. (See “Other Information – Financial Statements.”) Investments by the Company
We must invest Our assets according to applicable state law regarding the nature, quality and diversification of investments that may be made by life insurance companies. In general, these laws permit investments, within specified limits and subject to certain qualifications, in federal, state and municipal obligations, corporate bonds, preferred and common stocks, real estate mortgages, real estate and certain other investments. All General Account assets of the Company would be available to meet the Company’s guarantee under the Fixed Account. The proceeds from the Fixed Account will become part of the Company’s general assets and are available to fund the claims of all classes of customers of the Company.In establishing Declared Interest Rates, the Company will consider the yields available on the instruments in which it intends to invest the amounts directed to the Fixed Account. The current investment strategy for the Contracts is to invest in investment-grade fixed income securities, including public bonds, privately placed bonds, and mortgages, some of which may be zero coupon securities. While this generally describes Our investment strategy, We are not obligated to follow any particular strategy except as may be required by federal and state laws.
Fixed Option [Line Items]
Fixed Option Available, Name	Fixed Account
Fixed Option Available, Term	12 months
Fixed Option Available, Minimum Guaranteed Interest Rate [Percent]	1.00%
Gold Track_Fixed Account | Fixed Account | Market Value Adjustment
Fixed Option Details, Interest Crediting [Line Items]
Fixed Option Details, Investor Could Lose Money Due to Contract Adjustments if Amounts are Removed [Text Block]	You could lose a significant amount of money due to a negative Market Value Adjustment if all or a portion of the Contract Value is withdrawn from the Fixed Account.
Fixed Option Details, Transactions Subject to Contract Adjustments [Text Block]	Only full surrenders from the Fixed Account due to Contract discontinuations will be subject to a Market Value Adjustment.
Gold Track_Fixed Account | Risk of Loss [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]	Yes. You can lose money by investing in this Contract including loss of principal.
Gold Track_Fixed Account | Not Short Term Investment Risk [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]	No. This Contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash. Amounts withdrawn from the Contract may result in withdrawal charges, taxes, and tax penalties.●Withdrawal charges may apply for the first 5 years following a Purchase Payment or 8 years of the Contract, depending on the early withdrawal charges applicable to Your Contract. Withdrawal charges will reduce the value of Your Contract if You withdraw money during the applicable time period. Withdrawals could significantly reduce the value of Your Contract, the death benefit, the amount available for loans, and other Contract benefits. The reduction may be more than the amount withdrawn.●The benefits of tax deferral also mean the Contract is more beneficial to investors with a long time horizon●There are certain circumstances where withdrawing amounts from the Fixed Account will result in a negative Market Value Adjustment, including full surrenders due to Contract discontinuation during the Accumulation Period.●At the end of each Guarantee Period, in the absence of other instructions or requests from You, the amount in the Guarantee Period will automatically be renewed into a new Guarantee Period, subject to the declared renewal interest rate.
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Unsuitable as Short-Term Savings Vehicle. The Contract is intended for retirement savings or other long-term investment purposes. It is not suitable as a short-term savings vehicle. This means if You plan to withdraw money or surrender the Contract for short-term needs, it may not be the right contract for You. A charge may be assessed on withdrawals and surrenders in addition to taxes and tax penalties and these deductions could be substantial. Full surrenders from the Fixed Account due to Contract discontinuations may also be subject to a negative Market Value Adjustment, in addition to any applicable surrender charges and tax consequences, which will decrease the amount payable to You. In extreme circumstances, You could lose up to 100% of the amount withdrawn or surrendered from the Fixed Account due to a negative Market Value Adjustment. Please discuss Your insurance needs and financial objectives with Your financial representative.
Gold Track_Fixed Account | Investment Options Risk [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]	An investment in this Contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options available under the Contract.●Each investment option, including the Fixed Account, has its own unique risks.●You should review the prospectuses for the available Underlying Funds and the prospectus disclosure for the Fixed Account before making an investment decision.
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Funding Option Availability Risk. We reserve the right, subject to compliance with the law, to substitute investment alternatives under the Contract.
Gold Track_Fixed Account | Investment Options Risk [Member] | Market Value Adjustment
Early Withdrawal Risk [Line Items]
Risk, Maximum Loss Resulting from Negative Contract Adjustment [Percent]	100.00%
Gold Track_Fixed Account | Contract Benefits Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Optional Benefits Risk. Withdrawals could significantly reduce the value of your Contract, the death benefit, the amount available for loans, and other Contract benefits. The reduction may be more than the amount withdrawn. Specifically, withdrawals will reduce the value of Contract benefits. You should consider the impact that a withdrawal may have on standard and optional Contract benefits.
Gold Track_Fixed Account | Insurance Company Risk [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]	An investment in the Contract is subject to the risks related to Us. Any obligations (including under the Fixed Account and guarantees and benefits of the Contract that exceed the assets of the Separate Account are subject to Our claims-paying ability. If We experience financial distress, We may not be able to meet Our obligations to You. More information about Brighthouse Life Insurance Company, including Our financial strength ratings, is available by contacting Us at 888-243-1968.
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Insurance Company Risk. Any obligations (including under the Fixed Account) and guarantees and benefits of the Contract that exceed the assets of the Separate Account are subject to Our claims-paying ability. It is possible that We could experience financial difficulty in the future and even become insolvent, and therefore unable to provide all of the obligations and guarantees and benefits that exceed the assets in the Separate Account that We promise. Likewise, Our experiencing financial difficulty could impair Our ability to fulfill Our obligations under the Fixed Account offered under this Contract.
Gold Track_Fixed Account | Contract Changes Risk [Member]
Contract Changes Risk [Line Items]
Stops Accepting Payments Risk [Text Block]	Allocations and transfers to and from the Fixed Account may subject to significant limitations. Where permitted by state law, We reserve the right under the Contract (with 30 days advance written notice) to restrict Purchase Payments into the Fixed Account or transfers from the Funding Options into the Fixed Account whenever the credited interest rate is equal to the minimum Guaranteed Interest Rate specified in Your Contract.
Restrictions on Transfers Risk [Text Block]	We reserve the right to limit transfers from the Fixed Account in any calendar year to 20% of the Contract/Certificate Value in the Fixed Account as of the end of the preceding Contract/Certificate Year. You should consider how significant the ability to make allocations to or transfers to and from the Fixed Account is for Your long term investment Plans, because the Fixed Account may not be available at all times or may have significant restrictions.
Gold Track_Fixed Account | Investment Risk
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Investment Risk. You bear the risk of any decline in Your Contract Value resulting from the performance of the Funding Options You have chosen. Your Contract Value could decline very significantly, and there is a risk of loss of the entire amount invested. This risk varies with each Funding Option’s Underlying Fund. This risk could have a significant negative impact on certain benefits and guarantees under the Contract. The investment risks are described in the prospectuses for the Underlying Funds.
Gold Track_Fixed Account | Fixed Account Allocation and Transfer Risk
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Fixed Account Allocation and Transfer Risk. Allocations and transfers to and from the Fixed Account may subject to significant limitations. Where permitted by state law, We reserve the right under the Contract (with 30 days advance written notice) to restrict Purchase Payments into the Fixed Account or transfers from the Funding Options into the Fixed Account whenever the credited interest rate is equal to the minimum Guaranteed Interest Rate specified in Your Contract. Additionally, We reserve the right to limit transfers from the Fixed Account in any calendar year to 20% of the Contract/Certificate Value in the Fixed Account as of the end of the preceding Contract/Certificate Year. You should consider how significant the ability to make allocations to or transfers to and from the Fixed Account is for Your long term investment Plans, because the Fixed Account may not be available at all times or may have significant restrictions.
Gold Track_Fixed Account | Interest Rate Risk
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Declared Interest Rate Risk. At the end of each Guarantee Period, a renewal interest rate will be determined by the Company. The Company’s management will make the final determination as to any Declared Interest Rates and any interest in excess of the minimum interest rate. The Company cannot predict nor guarantee the rates of any future declared interest in excess of the minimum rate. You bear the risk that we will not declare a rate in excess of the minimum rate.
Gold Track_Fixed Account | Tax Consequences
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Tax Consequences. Withdrawals are generally taxable (to the extent of any earnings in the Contract), and prior to age 59½ a tax penalty may apply. In addition, even if the Contract is held for years before any withdrawal is made, the withdrawals are taxable as ordinary income rather than capital gains.
Gold Track_Fixed Account | Plan Terms Risk
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Plan Terms Risk. If You participate through a retirement Plan or other group arrangement, the Contract may provide that all or some of Your rights, choices or Contract features, as described in this prospectus, are subject to the Plan’s terms. For example, limitations on Your rights may apply to investment options, Purchase Payments, withdrawals, transfers, Plan loans, the death benefit and Annuity options, and the availability of Contract benefits. We may rely on Your employer’s or the Plan Administrator’s statements to Us as to the terms of the Plan or Your entitlement to any amounts. We are not a party to Your employer’s retirement Plan. We will not be responsible for determining what Your Plan says. You should consult the Contract and Plan document to see how You may be affected. An involuntary distribution to You from Your Plan may be subject to withdrawal charges under the Contract.
Gold Track_Fixed Account | Cybersecurity and Certain Business Continuity Risks
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Cybersecurity and Certain Business Continuity Risks. Our variable product business is largely conducted through complex information technology and communications systems operated by Us and Our service providers and business partners (e.g., the Underlying Funds and the firms involved in the distribution and sale of Our variable contracts). Our operations rely on the secure processing, storage and transmission of data and confidential and other information in Our systems and the systems of third party service providers. We have established administrative and technical controls and business continuity and resilience plans to protect Our operations against attempts by unauthorized third parties to improperly access, modify, disrupt the operation of, or prevent access to critical networks or systems or data within them (a “cyber-attack”). Despite these protocols, the techniques used to attack systems and networks change frequently, are becoming more sophisticated, and can originate from a wide variety of sources including internal actors (through malicious or accidental acts), terrorists, nation states, politically or financially motivated actors, or other third parties, such as external service providers. Furthermore, the rapid evolution and increased adoption of artificial intelligence (“AI”) technologies may intensify Our cybersecurity risks, including the deployment of artificial intelligence technologies by malicious third parties and threat actors that may increase in sophistication and effectiveness in the future. There may be an increased risk of cyber-attacks that may adversely disrupt or degrade Our operations and compromise Our data during periods of geo-political or military conflict. There is also a chance that certain risks have not been identified or prepared for, or that an attack may not be detected which limits Our ability, as well as that of Our service providers and business partners, to plan for or respond to, an attack.A failure of our computer systems could cause significant interruptions in our operations, compromise the security, confidentiality or privacy of sensitive data, and otherwise adversely affect Our business and ability to administer the Contracts. Unanticipated problems with, or failures of, Our disaster recovery systems and business continuity plans could also have a material, negative impact on Our ability to conduct business and on Our financial condition and operations, as well on individual Owners and their Contracts. Our operations also could be negatively impacted by a cyber-attack or system failure affecting a third party, such as a service provider, business partner, another participant in the financial markets, or a governmental or regulatory authority. Disruptions or failures to Our operations, systems, and networks can originate from a wide variety of sources including, but not limited to, a disaster such as a natural catastrophe, epidemic or pandemic crisis, military or terrorist actions, cyber-attack and unanticipated problems with Our or Our service providers’ disaster recovery systems (and the disaster recovery systems of such vendors’ suppliers, vendors, or subcontractors). Such disasters and events may adversely affect Our ability to conduct business or administer the contract. Cyber-attacks and disruptions or failures to Our systems and business operations could result in regulatory fines or sanctions, litigation, penalties or financial losses, reputational harm, loss of customers, and/or otherwise adversely affect Our business. Such events could also interfere with Our processing of Contract transactions, including the processing of transfer orders from Our website or with the Underlying Funds; impact Our ability to calculate Accumulation Unit values; cause the release and/or possible loss, misappropriation or corruption of data or confidential Contract Owner or business information; or impede order processing or cause other operational issues. Cyber-attacks, disruptions or failures may also impact the issuers of securities in which the Underlying Funds invest, and it is possible the funds underlying Your Contract could lose value. We cannot control the cybersecurity plans and systems implemented by third parties, including service providers or issuers of securities in which the Underlying Funds invest. Although We continually make efforts to identify and reduce Our exposure to cybersecurity risks and operations failures, there can be no assurance that We or Our third party service providers or the Underlying Funds will be able to detect, manage, prevent, or avoid cyber-attacks, disruptions, or failures affecting Your Contract in the future.
Gold Track Select_Fixed Account
Item 3. Key Information [Line Items]
Fees and Expenses [Text Block]
Fees, Expenses, and Adjustments	Location in Prospectus
Are There Charges or Adjustments for Early Withdrawals?
Yes.
If You withdraw money during the first 8 years under the Contract, You may be assessed a surrender charge of up to 5%, as a percentage of the amount surrendered.
For example, if You make an early withdrawal, You could pay a withdrawal charge of up to $5,000 on a $100,000 investment.
Market Value Adjustments. If You surrender the entire amount in the Fixed
Account during the Accumulation Period due to a Contract
discontinuation, We will apply a Market Value Adjustment, which may be negative. In extreme circumstances, You could lose up to 100% of the amount surrendered due to a negative Market Value Adjustment. For example, if You were to allocate $100,000 to the Fixed Account and later surrender the Contract, You could lose up to $100,000 of Your investment.
This loss will be greater if You also have to pay withdrawal charges, taxes, and tax penalties. Only full surrenders from the Fixed Account due to
Contract discontinuations will be subject to a Market Value Adjustment.
Fee Table and Examples Charges, Deductions and Adjustments – Surrender Charge
Are There Transaction Charges?
Yes. In addition to withdrawal charges and Market Value Adjutments for early withdrawals, You may also be charged for other transactions. There may be taxes on Purchase Payments and loan initiation and maintenance fees.
Transfer Fee. Currently, We do not charge for transfers. However, We reserve the right to charge for transfers after the first 12 transfers per year.
Fee Table and Examples Charges, Deductions and Adjustments
Are There Ongoing Fees and Expenses?
Yes. The table below describes the fees and expenses that You may pay each year, depending on the investment options You choose. Please refer to Your
Contract specifications page for information about the specific fees You will pay each year based on the options You have elected.
				Fee Table and Examples Charges,, Deductions and Adjustments Appendix A: Investment Options Available Under the Contract
	Annual Fee	Minimum	Maximum
	Base Contract[1]	1.40%	1.40%
	Portfolio Company fees and expenses[2]	0.27%	1.37%
1 As a percentage of average daily net assets of the Separate Account. The charge shown also includes the Administrative Expense.
2 As a percentage of Underlying Fund assets before temporary expense reimbursements and/or fee waivers.

Because Your Contract is customizable, the choices You make affect how much You will pay. To help You understand the cost of owning Your
Contract, the following table shows the lowest and highest cost You could pay each year, based on current charges. This estimate assumes that You do not take withdrawals from the Contract, which could add withdrawal charges and negative Market Value Adjustment that substantially increase costs.

	Lowest Annual Cost $1,381	Highest Annual Cost $2,305
	Assumes:	Assumes:
●Investment of $100,000
●5% annual appreciation
●Least expensive Portfolio Company
fees and expenses
●No additional Purchase Payments,
transfers, loans or withdrawals
●No surrender charges
●No Market Value Adjustment

●Investment of $100,000
●5% annual appreciation
●Most expensive Portfolio
Company fees and expenses
●No additional Purchase
Payments, transfers, loans or
withdrawals
●No surrender charges
●No Market Value Adjustment

Charges for Early Withdrawals [Text Block]
Are There Charges or Adjustments for Early Withdrawals?
Yes.
If You withdraw money during the first 8 years under the Contract, You may be assessed a surrender charge of up to 5%, as a percentage of the amount surrendered.
For example, if You make an early withdrawal, You could pay a withdrawal charge of up to $5,000 on a $100,000 investment.
Market Value Adjustments. If You surrender the entire amount in the Fixed
Account during the Accumulation Period due to a Contract
discontinuation, We will apply a Market Value Adjustment, which may be negative. In extreme circumstances, You could lose up to 100% of the amount surrendered due to a negative Market Value Adjustment. For example, if You were to allocate $100,000 to the Fixed Account and later surrender the Contract, You could lose up to $100,000 of Your investment.
This loss will be greater if You also have to pay withdrawal charges, taxes, and tax penalties. Only full surrenders from the Fixed Account due to
Contract discontinuations will be subject to a Market Value Adjustment.
Fee Table and Examples Charges, Deductions and Adjustments – Surrender Charge

Surrender Charge Phaseout Period, Years | yr	8
Surrender Charge (of Amount Surrendered) Maximum [Percent]	5.00%
Surrender Charge Example Maximum [Dollars]	$ 5,000
Transaction Charges [Text Block]
Are There Transaction Charges?
Yes. In addition to withdrawal charges and Market Value Adjutments for early withdrawals, You may also be charged for other transactions. There may be taxes on Purchase Payments and loan initiation and maintenance fees.
Transfer Fee. Currently, We do not charge for transfers. However, We reserve the right to charge for transfers after the first 12 transfers per year.
Fee Table and Examples Charges, Deductions and Adjustments

Ongoing Fees and Expenses [Table Text Block]
Are There Ongoing Fees and Expenses?
Yes. The table below describes the fees and expenses that You may pay each year, depending on the investment options You choose. Please refer to Your
Contract specifications page for information about the specific fees You will pay each year based on the options You have elected.
				Fee Table and Examples Charges,, Deductions and Adjustments Appendix A: Investment Options Available Under the Contract
	Annual Fee	Minimum	Maximum
	Base Contract[1]	1.40%	1.40%
	Portfolio Company fees and expenses[2]	0.27%	1.37%
1 As a percentage of average daily net assets of the Separate Account. The charge shown also includes the Administrative Expense.
2 As a percentage of Underlying Fund assets before temporary expense reimbursements and/or fee waivers.

Because Your Contract is customizable, the choices You make affect how much You will pay. To help You understand the cost of owning Your
Contract, the following table shows the lowest and highest cost You could pay each year, based on current charges. This estimate assumes that You do not take withdrawals from the Contract, which could add withdrawal charges and negative Market Value Adjustment that substantially increase costs.

	Lowest Annual Cost $1,381	Highest Annual Cost $2,305
	Assumes:	Assumes:
●Investment of $100,000
●5% annual appreciation
●Least expensive Portfolio Company
fees and expenses
●No additional Purchase Payments,
transfers, loans or withdrawals
●No surrender charges
●No Market Value Adjustment

●Investment of $100,000
●5% annual appreciation
●Most expensive Portfolio
Company fees and expenses
●No additional Purchase
Payments, transfers, loans or
withdrawals
●No surrender charges
●No Market Value Adjustment

Base Contract (of Average Annual Net Assets) (N-4) Minimum [Percent]	1.40%
Base Contract (of Average Annual Net Assets) (N-4) Maximum [Percent]	1.40%
Investment Options (of Average Annual Net Assets) Minimum [Percent]	0.27%
Investment Options (of Average Annual Net Assets) Maximum [Percent]	1.37%
Base Contract (N-4) Footnotes [Text Block]	As a percentage of average daily net assets of the Separate Account. The charge shown also includes the Administrative Expense.
Investment Options Footnotes [Text Block]	As a percentage of Underlying Fund assets before temporary expense reimbursements and/or fee waivers.
Lowest Annual Cost [Dollars]	$ 1,381
Highest Annual Cost [Dollars]	$ 2,305
Risks [Table Text Block]
	Risks	Location in Prospectus
Is There a Risk of Loss from Poor Performance?	Yes. You can lose money by investing in this Contract including loss of principal.	Principal Risks of Investing in the Contract
Is This a Short-Term Investment?
No. This Contractis not a short-term investment and is not appropriate for an investor who needs ready access to cash. Amounts withdrawn from the
Contract may result in withdrawal charges, taxes and tax penalties.
●Withdrawal charges may apply for the first 8 years of the Contract.
Withdrawal charges will reduce the value of Your Contract if You withdraw money during the applicable time period.
●The benefits of tax deferral also mean the Contract is more beneficial to investors with a long time horizon.
●There are certain circumstances where withdrawing amounts from the
Fixed Account will result in a negative Market Value Adjustment, including full surrenders due to Contract discontinuation during the
Accumulation Period.
●At the end of each Guarantee Period, in the absence of other instructions or requests from You, the amount in the Guarantee Period will automatically be renewed into a new Guarantee Period, subject to the declared renewal interest rate.
Principal Risks of Investing in the Contract The Fixed Account Charges, Deductions and Adjustments Access to Your Money
What Are the Risks Associated with the Investment Options?
●An investment in this Contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options available under the Contract.
●Each investment option, including the Fixed Account, has its own unique risks.
●You should review the prospectuses for the available Underlying Funds and the prospectus disclosure for the Fixed Account before making an investment decision.
Principal Risks of Investing in the Contract
What Are the Risks Related to the Insurance Company?
An investment in the Contract is subject to the risks related to Us. Any obligations (including under the Fixed Account) and guarantees and benefits of the Contract that exceed the assets of the Separate Account are subject to Our claims-paying ability. If We experience financial distress, We may not be able to meet Our obligations to You. More information about
Brighthouse Life Insurance Company, including Our financial strength ratings, is available by contacting Us at 888-243-1968.
Principal Risks of Investing in the Contract

Investment Restrictions [Text Block]	Yes.●Currently, We allow unlimited transfers without charge among investment options during the Accumulation Period. However, We reserve the right to impose a charge for transfers in excess of 12 per year.●We reserve the right to limit the number of transfers in circumstances of frequent or large transfers. At a minimum, We would always allow one transfer every six months. ●Transfers between theFixed Account and the Funding Options are subject to the Competing Funds restrictions described in this prospectus.●We reserve the right to limit transfers from the Fixed Account in any calendar year to 20% of the Contract/Certificate Value in the Fixed Account as of the end of the preceding Contract/Certificate Year.●Where permitted by state law, We reserve the right (with 30 days advance written notice) to restrict Purchase Payments or transfers into the Fixed Account when the credited interest rate is equal to the minimum Guaranteed Interest Rate specified in Your Contract.●We reserve the right to remove or substitute the Underlying Funds that are available as investment options under the Contract. ●If You participate through a retirement Plan, your Plan may limit your Funding Options.●The availability of the Fixed Account and Funding Options. may vary by employer or Plan Administrator. You should reference Your Plan documents or speak with Your employer or Plan Administrator for the benefits available to You.
Key Information, Benefit Restrictions [Text Block]	Yes.●You must select a specific Annuity option to exercise the Variable Liquidity Benefit during the Annuity Period.●Withdrawals will reduce the value of the death benefit, perhaps significantly.●We may stop offering an optional benefit at any time for new sales.●Except as otherwise provided, Contract benefits may not be modified or terminated by Us. ●The availability of benefits may vary by employer or Plan Administrator. You should reference Your Plan documents or speak with Your employer or Plan Administrator for the benefits available to You.
Tax Implications [Text Block]	Consult with a tax professional to determine the tax implications of an investment in and payments received under this Contract.●If you purchase the Contract through a tax-qualified plan or individual retirement account, you do not get any additional tax benefit.●You will generally not be taxed on increases in the value of the Contract until they are withdrawn. Withdrawals will be subject to ordinary income tax, and may be subject to tax penalties if You take a withdrawal before age 59 ½.
Investment Professional Compensation [Text Block]	Investment professionals may receive compensation for selling this Contract in the form of commissions, additional cash benefits (e.g., bonuses), and non-cash compensation. This conflict of interest may influence an investment professional to recommend this Contract over another investment for which the investment professional is not compensated or compensated less.
Exchanges [Text Block]	If You already own an insurance Contract, some investment professionals may have a financial incentive to offer You a new Contract in place of the one You own. You should only exchange a Contract You already own if You determine, after comparing the features, fees, and risks of both Contracts, that it is better for You to purchase the new Contract rather than continue to own Your existing Contract.
Item 4. Fee Table [Line Items]
Item 4. Fee Table [Text Block]	Fee Table and Examples
The following tables describe the fees, expenses, and adjustments that You will pay when buying, owning, and surrendering, or making withdrawals from an investment option or from the Contract. Please refer to Your Contract specifications page for information about the specific fees You will pay each year based on the options You have selected.The first table describes the fees and expenses that You will pay at the time that You buy the Contract, surrender the Contract, make withdrawals from an investment option or from the Contract, or transfer Contract Value between investment options. State premium taxes of 0% to 3.5% may also be deducted.Transaction Expenses
Surrender Charge:	5%(1)
As a percentage of amount surrendered
Account Reduction Loan Initiation Fee	$75.00(2)
Account Reduction Loan Maintenance Fee	$50.00
(1)We may sometimes call this charge the Contingent Deferred Sales Charge. During the Annuity Period, if you elect the Variable Liquidity Benefit, there is a withdrawal charge when You make a surrender after beginning to receive Annuity Payments. This charge is not assessed during the Accumulation Period.  (Please refer to ”The Annuity Period – Variable Liquidity Benefit section for a description of this benefit.) The charge is as follows:
Contract Year	Surrender Charge
0-2	5%
3-4	4%
5-6	3%
7-8	2%
9+	0%
(2)Loans will be charged an initial set-up fee of $75.00.The next table describes the adjustments, in addition to any transaction expenses, that may apply if all or a portion of the Contract Value is withdrawn from the Fixed Account. Adjustments
Market Value Adjustment Maximum Potential Loss (1)	100%
(as a percentage of the Contract Value withdrawn or surrendered from the Fixed Account
(1)Only full surrenders from the Fixed Account due to Contract discontinuations will be subject to a Market Value Adjustment. See “Charges, Deductions, and Adjustments – Market Value Adjustment” for more information.The next table describes the fees and expenses that You will pay each year during the time that You own the Contract, not including Underlying Fund fees and expenses. Expenses shown may change over time and may be higher or lower in the future.Annual Contract Expenses
Base Contract Charge(1) (as a percentage of average net assets of the Separate Account)(2)	1.30%
(1)We call this the Funding Option “Administrative Charge” and "Mortality and Expense Risk Charge" in your Contract as well as in other places in the prospectus. See "Charges and Deductions” section of the prospectus under the sub-headings “Base Contract Charge - Administrative Expenses” and "Base Contract Charge - Mortality and Expense Risk Charge”.(2)We waive a portion of this charge in connection with investments in certain Subaccounts. See “Charges and Deductions” section of the prospectus under the sub-headings "Base Contract Charge - Mortality and Expense Risk Charge”.The next table shows the minimum and maximum total operating expenses charged by the Underlying Funds that You may pay periodically during the time that You own the Contract. Expenses shown may change over time and may be higher or lower in the future. A complete list of Underlying Funds available under the Contract, including their annual expenses, may be found in Appendix A.Annual Underlying Fund Expenses
	Minimum	Maximum
Total Annual Underlying Fund Expenses
(expenses that are deducted from Underlying Fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)	0.27%	1.37%

Transaction Expenses [Table Text Block]	Transaction Expenses
Surrender Charge:	5%(1)
As a percentage of amount surrendered
Account Reduction Loan Initiation Fee	$75.00(2)
Account Reduction Loan Maintenance Fee	$50.00
(1)We may sometimes call this charge the Contingent Deferred Sales Charge. During the Annuity Period, if you elect the Variable Liquidity Benefit, there is a withdrawal charge when You make a surrender after beginning to receive Annuity Payments. This charge is not assessed during the Accumulation Period.  (Please refer to ”The Annuity Period – Variable Liquidity Benefit section for a description of this benefit.) The charge is as follows:
Contract Year	Surrender Charge
0-2	5%
3-4	4%
5-6	3%
7-8	2%
9+	0%
(2)Loans will be charged an initial set-up fee of $75.00.
Deferred Sales Load (of Amount Surrendered), Current [Percent]	5.00%
Deferred Sales Load, Footnotes [Text Block]	We may sometimes call this charge the Contingent Deferred Sales Charge. During the Annuity Period, if you elect the Variable Liquidity Benefit, there is a withdrawal charge when You make a surrender after beginning to receive Annuity Payments. This charge is not assessed during the Accumulation Period. (Please refer to ”The Annuity Period – Variable Liquidity Benefit section for a description of this benefit.) The charge is as follows:
Contract Year	Surrender Charge
0-2	5%
3-4	4%
5-6	3%
7-8	2%
9+	0%

Contract Adjustments, Fee Table [Table Text Block]	The next table describes the adjustments, in addition to any transaction expenses, that may apply if all or a portion of the Contract Value is withdrawn from the Fixed Account. Adjustments
Market Value Adjustment Maximum Potential Loss (1)	100%
(as a percentage of the Contract Value withdrawn or surrendered from the Fixed Account
(1)Only full surrenders from the Fixed Account due to Contract discontinuations will be subject to a Market Value Adjustment. See “Charges, Deductions, and Adjustments – Market Value Adjustment” for more information.
Annual Contract Expenses [Table Text Block]	Annual Contract Expenses
Base Contract Charge(1) (as a percentage of average net assets of the Separate Account)(2)	1.30%
(1)We call this the Funding Option “Administrative Charge” and "Mortality and Expense Risk Charge" in your Contract as well as in other places in the prospectus. See "Charges and Deductions” section of the prospectus under the sub-headings “Base Contract Charge - Administrative Expenses” and "Base Contract Charge - Mortality and Expense Risk Charge”.(2)We waive a portion of this charge in connection with investments in certain Subaccounts. See “Charges and Deductions” section of the prospectus under the sub-headings "Base Contract Charge - Mortality and Expense Risk Charge”.
Base Contract Expense (of Average Account Value), Current [Percent]	1.30%
Base Contract Expense, Footnotes [Text Block]	We call this the Funding Option “Administrative Charge” and "Mortality and Expense Risk Charge" in your Contract as well as in other places in the prospectus. See "Charges and Deductions” section of the prospectus under the sub-headings “Base Contract Charge - Administrative Expenses” and "Base Contract Charge - Mortality and Expense Risk Charge”.(2)We waive a portion of this charge in connection with investments in certain Subaccounts. See “Charges and Deductions” section of the prospectus under the sub-headings "Base Contract Charge - Mortality and Expense Risk Charge”.
Annual Portfolio Company Expenses [Table Text Block]
	Minimum	Maximum
Total Annual Underlying Fund Expenses
(expenses that are deducted from Underlying Fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)	0.27%	1.37%

Portfolio Company Expenses [Text Block]	(expenses that are deducted from Underlying Fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)
Portfolio Company Expenses Minimum [Percent]	0.27%
Portfolio Company Expenses Maximum [Percent]	1.37%
Annuitized Expense, 1 Year, Minimum [Dollars]	$ 1,470
Annuitized Expense, 3 Years, Maximum [Dollars]	7,900
Annuitized Expense, 3 Years, Minimum [Dollars]	4,568
Annuitized Expense, 5 Years, Maximum [Dollars]	13,492
Annuitized Expense, 5 Years, Minimum [Dollars]	7,889
Annuitized Expense, 10 Years, Maximum [Dollars]	28,704
Annuitized Expense, 10 Years, Minimum [Dollars]	$ 17,271
Item 5. Principal Risks [Line Items]
Item 5. Principal Risks [Table Text Block]	Principal Risks of Investing in the Contract
Unsuitable as Short-Term Savings Vehicle. The Contract is intended for retirement savings or other long-term investment purposes. It is not suitable as a short-term savings vehicle. This means if You plan to withdraw money or surrender the Contract for short-term needs, it may not be the right contract for You. A charge may be assessed on withdrawals and surrenders in addition to taxes and tax penalties and these deductions could be substantial. Full surrenders from the Fixed Account due to Contract discontinuations may also be subject to a negative Market Value Adjustment, in addition to any applicable surrender charges and tax consequences, which will decrease the amount payable to You. In extreme circumstances, You could lose up to 100% of the amount withdrawn or surrendered from the Fixed Account due to a negative Market Value Adjustment. Please discuss Your insurance needs and financial objectives with Your financial representative.Investment Risk. You bear the risk of any decline in Your Contract Value resulting from the performance of the Funding Options You have chosen. Your Contract Value could decline very significantly, and there is a risk of loss of the entire amount invested. This risk varies with each Funding Option’s Underlying Fund. This risk could have a significant negative impact on certain benefits and guarantees under the Contract. The investment risks are described in the prospectuses for the Underlying Funds.Underlying Funds That Have A Managed Volatility Strategy. Certain Underlying Funds are managed in a way that is intended to minimize volatility of returns (referred to as a “managed volatility strategy”). Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors or general market conditions. Bond prices may fluctuate because they move in the opposite direction of interest rates. Foreign investing carries additional risks such as currency and market volatility. A managed volatility strategy is designed to reduce volatility of returns to these Underlying Funds from investing in stocks and bonds. This strategy seeks to reduce such volatility by “smoothing” returns, which may result in an Underlying Fund outperforming the general securities market during periods of flat or negative market performance, and underperforming the general securities market during periods of positive market performance. This means that in periods of high market volatility, this managed volatility strategy could limit your participation in market gains; this may conflict with your investment objectives by limiting your ability to maximize potential growth of your Contract Value and, in turn, the value of any guaranteed benefit that is tied to investment performance. Other Underlying Funds may offer the potential for higher returns. Please see the Underlying Fund prospectuses for more information in general, as well as more information about the managed volatility strategy.Funding Option Availability Risk. We reserve the right, subject to compliance with the law, to substitute investment alternatives under the Contract. Fixed Account Allocation and Transfer Risk. Allocations and transfers to and from the Fixed Account may subject to significant limitations. Where permitted by state law, We reserve the right under the Contract (with 30 days advance written notice) to restrict Purchase Payments into the Fixed Account or transfers from the Funding Options into the Fixed Account whenever the credited interest rate is equal to the minimum Guaranteed Interest Rate specified in Your Contract. Additionally, We reserve the right to limit transfers from the Fixed Account in any calendar year to 20% of the Contract/Certificate Value in the Fixed Account as of the end of the preceding Contract/Certificate Year. You should consider how significant the ability to make allocations to or transfers to and from the Fixed Account is for Your long term investment Plans, because the Fixed Account may not be available at all times or may have significant restrictions. Declared Interest Rate Risk. At the end of each Guarantee Period, a renewal interest rate will be determined by the Company. The Company’s management will make the final determination as to any Declared Interest Rates and any interest in excess of the minimum interest rate. The Company cannot predict nor guarantee the rates of any future declared interest in excess of the minimum rate. You bear the risk that we will not declare a rate in excess of the minimum rate. Optional Benefits Risk. Withdrawals could significantly reduce the value of your Contract, the death benefit, the amount available for loans, and other Contract benefits. The reduction may be more than the amount withdrawn. Specifically, withdrawals will reduce the value of Contract benefits. You should consider the impact that a withdrawal may have on standard and optional Contract benefits. Insurance Company Risk. Any obligations (including under the Fixed Account) and guarantees and benefits of the Contract that exceed the assets of the Separate Account are subject to Our claims-paying ability. It is possible that We could experience financial difficulty in the future and even become insolvent, and therefore unable to provide all of the obligations and guarantees and benefits that exceed the assets in the Separate Account that We promise. Likewise, Our experiencing financial difficulty could impair Our ability to fulfill Our obligations under the Fixed Account offered under this Contract.Tax Consequences. Withdrawals are generally taxable (to the extent of any earnings in the Contract), and prior to age 59½ a tax penalty may apply. In addition, even if the Contract is held for years before any withdrawal is made, the withdrawals are taxable as ordinary income rather than capital gains. Plan Terms Risk. If You participate through a retirement Plan or other group arrangement, the Contract may provide that all or some of Your rights, choices or Contract features, as described in this prospectus, are subject to the Plan’s terms. For example, limitations on Your rights may apply to investment options, Purchase Payments, withdrawals, transfers, Plan loans, the death benefit and Annuity options, and the availability of Contract benefits. We may rely on Your employer’s or the Plan Administrator’s statements to Us as to the terms of the Plan or Your entitlement to any amounts. We are not a party to Your employer’s retirement Plan. We will not be responsible for determining what Your Plan says. You should consult the Contract and Plan document to see how You may be affected. An involuntary distribution to You from Your Plan may be subject to withdrawal charges under the Contract.Cybersecurity and Certain Business Continuity Risks. Our variable product business is largely conducted through complex information technology and communications systems operated by Us and Our service providers and business partners (e.g., the Underlying Funds and the firms involved in the distribution and sale of Our variable contracts). Our operations rely on the secure processing, storage and transmission of data and confidential and other information in Our systems and the systems of third party service providers. We have established administrative and technical controls and business continuity and resilience plans to protect Our operations against attempts by unauthorized third parties to improperly access, modify, disrupt the operation of, or prevent access to critical networks or systems or data within them (a “cyber-attack”). Despite these protocols, the techniques used to attack systems and networks change frequently, are becoming more sophisticated, and can originate from a wide variety of sources including internal actors (through malicious or accidental acts), terrorists, nation states, politically or financially motivated actors, or other third parties, such as external service providers. Furthermore, the rapid evolution and increased adoption of artificial intelligence (“AI”) technologies may intensify Our cybersecurity risks, including the deployment of artificial intelligence technologies by malicious third parties and threat actors that may increase in sophistication and effectiveness in the future. There may be an increased risk of cyber-attacks that may adversely disrupt or degrade Our operations and compromise Our data during periods of geo-political or military conflict. There is also a chance that certain risks have not been identified or prepared for, or that an attack may not be detected which limits Our ability, as well as that of Our service providers and business partners, to plan for or respond to, an attack.A failure of our computer systems could cause significant interruptions in our operations, compromise the security, confidentiality or privacy of sensitive data, and otherwise adversely affect Our business and ability to administer the Contracts. Unanticipated problems with, or failures of, Our disaster recovery systems and business continuity plans could also have a material, negative impact on Our ability to conduct business and on Our financial condition and operations, as well on individual Owners and their Contracts. Our operations also could be negatively impacted by a cyber-attack or system failure affecting a third party, such as a service provider, business partner, another participant in the financial markets, or a governmental or regulatory authority. Disruptions or failures to Our operations, systems, and networks can originate from a wide variety of sources including, but not limited to, a disaster such as a natural catastrophe, epidemic or pandemic crisis, military or terrorist actions, cyber-attack and unanticipated problems with Our or Our service providers’ disaster recovery systems (and the disaster recovery systems of such vendors’ suppliers, vendors, or subcontractors). Such disasters and events may adversely affect Our ability to conduct business or administer the contract. Cyber-attacks and disruptions or failures to Our systems and business operations could result in regulatory fines or sanctions, litigation, penalties or financial losses, reputational harm, loss of customers, and/or otherwise adversely affect Our business. Such events could also interfere with Our processing of Contract transactions, including the processing of transfer orders from Our website or with the Underlying Funds; impact Our ability to calculate Accumulation Unit values; cause the release and/or possible loss, misappropriation or corruption of data or confidential Contract Owner or business information; or impede order processing or cause other operational issues. Cyber-attacks, disruptions or failures may also impact the issuers of securities in which the Underlying Funds invest, and it is possible the funds underlying Your Contract could lose value. We cannot control the cybersecurity plans and systems implemented by third parties, including service providers or issuers of securities in which the Underlying Funds invest. Although We continually make efforts to identify and reduce Our exposure to cybersecurity risks and operations failures, there can be no assurance that We or Our third party service providers or the Underlying Funds will be able to detect, manage, prevent, or avoid cyber-attacks, disruptions, or failures affecting Your Contract in the future.
Item 10. Benefits Available [Line Items]
Benefits Available (N-4) [Text Block]	Benefits Under the Contract
The following table summarizes information about the benefits under the Contract.
Name of Benefit	Purpose	Standard or Optional	Maximum Fee	Brief Description of Restrictions / Limitations
Dollar Cost Averaging (DCA) Program	Allows You to systematically transfer a set amount from a Funding Option or the Fixed Account (if available) to one or more Funding Options on a monthly or quarterly basis	Standard	No Charge
●Available only during the
Accumulation Period
●Must have a minimum
total Contract Value of
$5,000 to enroll
●Minimum transfer
amount is $400
●Fixed Account Value
must not be depleted in
less than 12 months from
date of enrollment
●May only have one DCA
program in place at one
time

Special Dollar Cost Averaging (DCA) Program	Allows You to systematically make level transfers from the Fixed Account (if available) to one or more Funding Options over a 6-month , 12-month and 24-month duration	Standard	No Charge
●Available only during the
Accumulation Period
●Fixed Account must be
available for investment
●Must have a minimum
total Contract Value of
$5,000 to enroll
●Minimum transfer
amount is $400
●May only have one DCA
program in place at one
time
●Interest rates credited on
amounts in the Fixed
Account may differ for
6-month ,  12-month
and 24-month durations

Name of Benefit	Purpose	Standard or Optional	Maximum Fee	Brief Description of Restrictions / Limitations
Systematic Withdrawal Program	Allows You to receive regular automatic withdrawals from Your Contract	Standard	No Charge
●Each payment must be at
least $50
●Withdrawals may only
be on a monthly,
quarterly, semi-annual,
or annual basis
●Must have a minimum
total Contract Value of
$5,000 to enroll
●Must provide at least
30 days’ notice to
change instructions
●Upon 30-day written
notice, We may
discontinue this feature
at any time.
●We reserve the right to
charge a processing fee
in the future. If We do
so, We will inform You in
writing 30 days in
advance.

Death Benefit	Provides a death benefit at least equal to the Contract Value (less any amounts due) to Your Beneficiary(ies) if You die during the Accumulation Period	Standard	No Charge
●Amount payable
depends on multiple
factors, such as type of
Contract, age at time of
death, Contract Value,
total Purchase Payments,
and prior withdrawals
●Withdrawals may
significantly reduce the
benefit
●May not be available
under an unallocated
Contract

Variable Liquidity Benefit	Provides liquidity during the Annuity Period by allowing the Owner to take withdrawals during the Annuity Period based on the present value of Your remaining Annuity Payments	Optional	5% upon exercise (as a percentage of the amount withdrawn)	●Only offered in connection with a specific Annuity option that includes payments for a fixed period ●Withdrawals may significantly reduce or eliminate remaining Annuity Payments
Each of these benefits are discussed more fully, as follows: the Dollar Cost Averaging programs are discussed in the prospectus section entitled “Transfers;” the Systematic Withdrawals Program is discussed in the prospectus section entitled “Access to Your Money;” the Death Benefit is discussed in the prospectus section entitled “Death Benefit;” and the “Variable Liquidity Benefit” is discussed in the prospectus section entitled “The Annuity Period.”The availability of benefits may vary by employer or Plan administrator. You should reference Your Plan documents or speak with Your employer or Plan administrator for the benefits available to You.
Benefits Available [Table Text Block]
Name of Benefit	Purpose	Standard or Optional	Maximum Fee	Brief Description of Restrictions / Limitations
Dollar Cost Averaging (DCA) Program	Allows You to systematically transfer a set amount from a Funding Option or the Fixed Account (if available) to one or more Funding Options on a monthly or quarterly basis	Standard	No Charge
●Available only during the
Accumulation Period
●Must have a minimum
total Contract Value of
$5,000 to enroll
●Minimum transfer
amount is $400
●Fixed Account Value
must not be depleted in
less than 12 months from
date of enrollment
●May only have one DCA
program in place at one
time

Special Dollar Cost Averaging (DCA) Program	Allows You to systematically make level transfers from the Fixed Account (if available) to one or more Funding Options over a 6-month , 12-month and 24-month duration	Standard	No Charge
●Available only during the
Accumulation Period
●Fixed Account must be
available for investment
●Must have a minimum
total Contract Value of
$5,000 to enroll
●Minimum transfer
amount is $400
●May only have one DCA
program in place at one
time
●Interest rates credited on
amounts in the Fixed
Account may differ for
6-month ,  12-month
and 24-month durations

Name of Benefit	Purpose	Standard or Optional	Maximum Fee	Brief Description of Restrictions / Limitations
Systematic Withdrawal Program	Allows You to receive regular automatic withdrawals from Your Contract	Standard	No Charge
●Each payment must be at
least $50
●Withdrawals may only
be on a monthly,
quarterly, semi-annual,
or annual basis
●Must have a minimum
total Contract Value of
$5,000 to enroll
●Must provide at least
30 days’ notice to
change instructions
●Upon 30-day written
notice, We may
discontinue this feature
at any time.
●We reserve the right to
charge a processing fee
in the future. If We do
so, We will inform You in
writing 30 days in
advance.

Death Benefit	Provides a death benefit at least equal to the Contract Value (less any amounts due) to Your Beneficiary(ies) if You die during the Accumulation Period	Standard	No Charge
●Amount payable
depends on multiple
factors, such as type of
Contract, age at time of
death, Contract Value,
total Purchase Payments,
and prior withdrawals
●Withdrawals may
significantly reduce the
benefit
●May not be available
under an unallocated
Contract

Variable Liquidity Benefit	Provides liquidity during the Annuity Period by allowing the Owner to take withdrawals during the Annuity Period based on the present value of Your remaining Annuity Payments	Optional	5% upon exercise (as a percentage of the amount withdrawn)	●Only offered in connection with a specific Annuity option that includes payments for a fixed period ●Withdrawals may significantly reduce or eliminate remaining Annuity Payments

Item 17. Investment Options [Line Items]
Investment Options (N-4) [Text Block]	Appendix A
Investment Options Available Under the ContractThe following is a list of Underlying Funds under the Contract. More information about the Underlying Funds is available in the prospectuses for the Underlying Funds, which may be amended from time to time and can be found online at https://dfinview.com/BHF/PUFT/BHF79. You can also request this information at no cost by calling (833) 208-3018 or sending an email request to rcg@brighthousefinancial.com. Availability of Underlying Funds may vary by employer or Plan Administrator. You should reference Your Plan documents or speak with Your employer or Plan Administrator for the Underlying Funds available to You.The current expenses and performance information below reflects fees and expenses of the Underlying Funds, but do not reflect the other fees and expenses that Your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Underlying Fund’s past performance is not necessarily an indication of future performance.
Investment Objectives	Portfolio Company and Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Seeks long-term growth of capital.	American Funds Global Growth Fund — Class 2# Capital Research and Management CompanySM	0.65%	21.62%	8.23%	12.17%
Seeks growth of capital.	American Funds Growth Fund — Class 2 Capital Research and Management CompanySM	0.58%	20.24%	13.37%	17.97%
Seeks long-term growth of capital and income.	American Funds Growth-Income Fund — Class 2 Capital Research and Management CompanySM	0.53%	18.06%	13.90%	13.92%
Seeks growth of capital.	American Funds® Aggressive Allocation Portfolio — Class C‡ Brighthouse Investment Advisers, LLC	0.99%	19.90%	9.30%	10.88%
Seeks a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.	American Funds® Balanced Allocation Portfolio — Class C‡ Brighthouse Investment Advisers, LLC	0.96%	17.02%	7.26%	8.99%
Seeks a high total return in the form of income and growth of capital, with a greater emphasis on income.	American Funds® Moderate Allocation Portfolio — Class C‡ Brighthouse Investment Advisers, LLC	0.95%	14.46%	5.71%	7.30%
Seeks to maximize total return, consistent with income generation and prudent investment management.	BlackRock High Yield Portfolio — Class A# Brighthouse Investment Advisers, LLC Subadviser: BlackRock Financial Management, Inc.	0.63%	9.15%	4.94%	6.62%
Seeks growth of capital.	Brighthouse Asset Allocation 100 Portfolio — Class B‡ Brighthouse Investment Advisers, LLC	0.96%	17.06%	8.63%	10.70%
Investment Objectives	Portfolio Company and Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Seeks long-term capital appreciation.	Brighthouse Small Cap Value Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: Allspring Global Investments, LLC	1.03%	-3.21%	6.43%	8.07%
Seeks long-term capital appreciation.	Brighthouse/Wellington Large Cap Research Portfolio — Class E# Brighthouse Investment Advisers, LLC Subadviser: Wellington Management Company LLP	0.69%	15.74%	12.14%	13.45%
Seeks total return through investment in real estate securities, emphasizing both capital appreciation and current income.	CBRE Global Real Estate Portfolio — Class A# Brighthouse Investment Advisers, LLC Subadviser: CBRE Investment Management Listed Real Assets LLC	0.66%	7.11%	4.30%	4.22%
Seeks long-term capital appreciation.	Harris Oakmark International Portfolio — Class A# Brighthouse Investment Advisers, LLC Subadviser: Harris Associates L.P.	0.72%	33.17%	6.72%	7.01%
Seeks capital growth and income.	Invesco Comstock Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.	0.81%	17.31%	15.15%	11.83%
Seeks capital appreciation.	Invesco Global Equity Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.	0.83%	15.60%	7.30%	11.00%
Seeks long-term growth of capital.	Invesco Small Cap Growth Portfolio — Class A# Brighthouse Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.	0.74%	6.17%	-0.66%	9.27%
Seeks long-term capital growth.	JPMorgan Small Cap Value Portfolio — Class A# Brighthouse Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management Inc.	0.79%	12.48%	9.93%	9.09%
Seeks long-term growth of capital.	Loomis Sayles Growth Portfolio — Class A#† Brighthouse Investment Advisers, LLC Subadviser: Loomis, Sayles & Company, L.P.	0.55%	15.21%	15.06%	14.19%
Seeks long-term growth of capital.	Loomis Sayles Growth Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: Loomis, Sayles & Company, L.P.	0.80%	14.90%	14.77%	13.91%
Seeks a balance between growth of capital and current income, with a greater emphasis on growth of capital.	MetLife Multi-Index Targeted Risk Portfolio — Class B* Brighthouse Investment Advisers, LLC Subadviser: Overlay Portion: MetLife Investment Management, LLC	0.62%	9.08%	2.93%	5.31%
Investment Objectives	Portfolio Company and Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Seeks capital appreciation.	MFS® Research International Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: Massachusetts Financial Services Company	0.81%	22.41%	5.54%	7.57%
Seeks capital appreciation.	Morgan Stanley Discovery Portfolio — Class B#† Brighthouse Investment Advisers, LLC Subadviser: Morgan Stanley Investment Management Inc.	0.90%	13.19%	-5.83%	14.00%
Seeks maximum real return, consistent with preservation of capital and prudent investment management.	PIMCO Inflation Protected Bond Portfolio — Class A Brighthouse Investment Advisers, LLC Subadviser: Pacific Investment Management Company LLC	1.13%	7.93%	1.40%	3.35%
Seeks maximum total return, consistent with the preservation of capital and prudent investment management.	PIMCO Total Return Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: Pacific Investment Management Company LLC	0.83%	8.90%	-0.07%	2.30%
Seeks capital appreciation and current income.	Schroders Global Multi-Asset Portfolio — Class B#* Brighthouse Investment Advisers, LLC Subadviser: Schroder Investment Management North America Inc.	0.96%	9.85%	4.28%	5.28%
Seeks to provide total return, primarily through capital appreciation.	State Street Emerging Markets Enhanced Index Portfolio — Class A# Brighthouse Investment Advisers, LLC Subadviser: SSGA Funds Management, Inc	0.55%	34.45%	6.31%	—
Seeks long-term capital appreciation by investing in common stocks believed to be undervalued. Income is a secondary objective.	T. Rowe Price Large Cap Value Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	0.78%	12.05%	10.28%	10.09%
Seeks long-term capital appreciation by investing in common stocks believed to be undervalued. Income is a secondary objective.	T. Rowe Price Large Cap Value Portfolio — Class E#† Brighthouse Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	0.68%	12.16%	10.39%	10.20%
Seeks high total return by investing in equity securities of mid-sized companies.	Victory Sycamore Mid Cap Value Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: Victory Capital Management Inc.	0.85%	2.29%	9.62%	9.58%
Seeks a competitive total return primarily from investing in fixed-income securities.	BlackRock Bond Income Portfolio — Class A# Brighthouse Investment Advisers, LLC Subadviser: BlackRock Advisors, LLC	0.38%	7.95%	-0.17%	2.38%
Investment Objectives	Portfolio Company and Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Seeks long-term growth of capital.	BlackRock Capital Appreciation Portfolio — Class A# Brighthouse Investment Advisers, LLC Subadviser: BlackRock Advisors, LLC	0.56%	13.19%	11.07%	15.80%
Seeks a high level of current income consistent with prudent investment risk and preservation of capital.	BlackRock Ultra-Short Term Bond Portfolio — Class A# Brighthouse Investment Advisers, LLC Subadviser: BlackRock Advisors, LLC	0.37%	4.15%	3.09%	2.10%
Seeks a high level of current income, with growth of capital as a secondary objective.	Brighthouse Asset Allocation 20 Portfolio — Class B#‡ Brighthouse Investment Advisers, LLC	0.93%	9.25%	2.06%	3.97%
Seeks high total return in the form of income and growth of capital, with a greater emphasis on income.	Brighthouse Asset Allocation 40 Portfolio — Class B‡ Brighthouse Investment Advisers, LLC	0.91%	11.50%	3.84%	5.69%
Seeks a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.	Brighthouse Asset Allocation 60 Portfolio — Class B‡ Brighthouse Investment Advisers, LLC	0.91%	13.77%	5.55%	7.47%
Seeks growth of capital.	Brighthouse Asset Allocation 80 Portfolio — Class B‡ Brighthouse Investment Advisers, LLC	0.93%	15.63%	7.18%	9.22%
Seeks long-term capital appreciation with some current income.	Brighthouse/Wellington Balanced Portfolio — Class A Brighthouse Investment Advisers, LLC Subadviser: Wellington Management Company LLP	0.52%	12.67%	7.45%	9.41%
Seeks to provide a growing stream of income over time and, secondarily, long-term capital appreciation and current income.	Brighthouse/Wellington Core Equity Opportunities Portfolio — Class A# Brighthouse Investment Advisers, LLC Subadviser: Wellington Management Company LLP	0.62%	7.83%	8.29%	10.73%
Seeks maximum capital appreciation.	Frontier Mid Cap Growth Portfolio — Class D# Brighthouse Investment Advisers, LLC Subadviser: Frontier Capital Management Company, LLC	0.79%	5.08%	3.68%	10.04%
Seeks long-term growth of capital.	Jennison Growth Portfolio — Class A# Brighthouse Investment Advisers, LLC Subadviser: Jennison Associates LLC	0.54%	14.04%	10.28%	16.71%
Seeks to track the performance of the Bloomberg U.S. Aggregate Bond Index.	MetLife Aggregate Bond Index Portfolio — Class A# Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Management, LLC	0.26%	7.04%	-0.64%	1.75%
Investment Objectives	Portfolio Company and Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Seeks to track the performance of the Standard & Poor’s MidCap 400® Composite Stock Price Index.	MetLife Mid Cap Stock Index Portfolio — Class G Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Management, LLC	0.60%	6.82%	8.48%	10.10%
Seeks to track the performance of the MSCI EAFE® Index.	MetLife MSCI EAFE® Index Portfolio — Class A Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Management, LLC	0.37%	31.02%	8.62%	8.04%
Seeks to track the performance of the Russell 2000® Index.	MetLife Russell 2000® Index Portfolio — Class A Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Management, LLC	0.30%	12.66%	5.99%	9.55%
Seeks to track the performance of the Standard & Poor’s 500® Composite Stock Price Index.	MetLife Stock Index Portfolio — Class A# Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Management, LLC	0.27%	17.59%	14.13%	14.53%
Seeks a favorable total return through investment in a diversified portfolio.	MFS® Total Return Portfolio — Class F# Brighthouse Investment Advisers, LLC Subadviser: Massachusetts Financial Services Company	0.82%	10.89%	6.20%	7.44%
Seeks capital appreciation.	MFS® Value Portfolio — Class A# Brighthouse Investment Advisers, LLC Subadviser: Massachusetts Financial Services Company	0.58%	13.29%	10.11%	10.27%
Seeks high total return, consisting principally of capital appreciation.	Neuberger Berman Genesis Portfolio — Class A# Brighthouse Investment Advisers, LLC Subadviser: Neuberger Berman Investment Advisers LLC	0.81%	-4.57%	2.86%	9.12%
Seeks long-term growth of capital.	T. Rowe Price Large Cap Growth Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	0.81%	15.45%	9.37%	14.10%
Seeks long-term capital growth.	T. Rowe Price Small Cap Growth Portfolio — Class B Brighthouse Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	0.76%	10.00%	5.48%	10.60%
Seeks to maximize total return consistent with preservation of capital.	Western Asset Management Strategic Bond Opportunities Portfolio — Class A# Brighthouse Investment Advisers, LLC Subadviser: Western Asset Management Company LLC	0.57%	9.07%	1.42%	4.03%
Investment Objectives	Portfolio Company and Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Seeks to maximize total return consistent with preservation of capital and maintenance of liquidity.	Western Asset Management U.S. Government Portfolio — Class A# Brighthouse Investment Advisers, LLC Subadviser: Western Asset Management Company LLC	0.50%	7.07%	0.59%	1.82%
Seeks capital appreciation.	Nomura VIP Small Cap Value Series — Standard Class Delaware Management Company, a series of Nomura Investment Management Business Trust Subadvisers: Macquarie Funds Management HK Ltd.; Macquarie Investment Management Global Limited	0.74%	8.16%	9.26%	9.15%
Seeks long-term capital appreciation.	Contrafund® Portfolio — Service Class 2 Fidelity Management & Research Company LLC Subadviser: FMR UK, FMR HK, and FMR Japan	0.79%	21.24%	15.08%	15.49%
Seeks capital appreciation.	Dynamic Capital Appreciation Portfolio — Service Class 2[3] Fidelity Management & Research Company LLC Subadviser: FMR UK, FMR HK, and FMR Japan	0.98%	18.49%	13.38%	14.58%
Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.	Freedom 2020 Portfolio — Service Class 2 Fidelity Management & Research Company LLC	0.69%	12.99%	4.57%	7.11%
Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.	Freedom 2025 Portfolio — Service Class 2 Fidelity Management & Research Company LLC	0.71%	14.23%	5.25%	7.75%
Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.	Freedom 2030 Portfolio — Service Class 2 Fidelity Management & Research Company LLC	0.74%	15.16%	5.98%	8.61%
Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.	Freedom 2040 Portfolio — Service Class 2 Fidelity Management & Research Company LLC	0.82%	18.44%	8.73%	10.59%
Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.	Freedom 2050 Portfolio — Service Class 2 Fidelity Management & Research Company LLC	0.85%	19.50%	9.15%	10.81%
Investment Objectives	Portfolio Company and Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Seeks long-term growth of capital.	Mid Cap Portfolio — Service Class 2 Fidelity Management & Research Company LLC Subadviser: FMR UK, FMR HK, and FMR Japan	0.80%	11.49%	9.83%	10.31%
Seeks long-term capital appreciation.	Templeton Emerging Markets VIP Fund — Class 2^^ Templeton Asset Management Ltd. Subadviser: Franklin Templeton Investment Management Limited	1.37%	46.27%	5.46%	10.40%
Seeks long-term capital growth.	Templeton Foreign VIP Fund — Class 2# Templeton Investment Counsel, LLC	1.08%	29.19%	8.25%	5.75%
Seeks long-term growth of capital.	Janus Henderson Enterprise Portfolio — Service Shares Janus Henderson Investors US LLC	0.97%	7.41%	7.35%	12.51%
Seeks long-term growth of capital.	Janus Henderson Global Research Portfolio — Service Shares[3] Janus Henderson Investors US LLC	1.07%	20.60%	12.23%	12.64%
Seeks capital appreciation.	ClearBridge Variable Growth Portfolio — Class I† Legg Mason Partners Fund Advisor, LLC Subadviser: ClearBridge Investments, LLC	0.87%	13.32%	5.24%	7.47%
Seeks long-term growth of capital.	ClearBridge Variable Small Cap Growth Portfolio — Class I Legg Mason Partners Fund Advisor, LLC Subadviser: ClearBridge Investments, LLC	0.81%	9.23%	-0.17%	9.38%
Seeks to maximize total return, consistent with prudent investment management and liquidity needs, by investing to obtain a dollar weighted average effective duration that is normally within 30% of the average duration of the domestic bond market as a whole.	Western Asset Core Plus VIT Portfolio — Class I# Legg Mason Partners Fund Advisor, LLC Subadvisers: Western Asset Management Company, LLC; Western Asset Management Company Limited; Western Asset Management Company Ltd; Western Asset Management Company Pte. Ltd.	0.54%	7.75%	-1.44%	2.11%
Seeks long-term capital appreciation.	LVIP ClearBridge Appreciation Fund — Class I# Legg Mason Partners Fund Advisor, LLC Subadviser: ClearBridge Investments, LLC	0.70%	14.50%	12.72%	13.34%
Seeks dividend income, growth of dividend income and long-term capital appreciation.	LVIP ClearBridge Dividend Strategy Fund — Class I# Legg Mason Partners Fund Advisor, LLC Subadviser: ClearBridge Investments, LLC	0.75%	12.62%	11.86%	12.46%
Investment Objectives	Portfolio Company and Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Seeks long-term growth of capital.	LVIP ClearBridge Large Cap Growth Fund — Class I# Legg Mason Partners Fund Advisor, LLC Subadviser: ClearBridge Investments, LLC	0.74%	8.62%	10.57%	14.46%
Seeks long-term growth of capital as its primary objective. Current income is a secondary objective.	LVIP ClearBridge Large Cap Value Fund — Class I#† Legg Mason Partners Fund Advisor, LLC Subadviser: ClearBridge Investments, LLC	0.72%	10.20%	10.11%	10.01%
#Certain Underlying Funds and their investment advisers have entered into temporary expense reimbursements and/or fee waivers, which are reflected in the Current Expenses. Please see the Underlying Funds' prospectuses for additional information regarding these arrangements.*This Underlying Fund is managed in a way that is intended to minimize volatility of returns (referred to as a “managed volatility strategy”). See “Principal Risks of Investing in the Contract.”‡This Underlying Fund is a fund of funds and invests substantially all of its assets in other underlying funds. Because the Underlying Fund invests in other funds, it will bear its pro rata portion of the operating expenses of those underlying funds, including the management fee.^^Until May 1, 2026, the name of this Underlying Fund is Templeton Developing Markets VIP Fund.The following lists the Fixed Account option currently available under the Contract. The Fixed Account listed below will also be used if You participate in the DCA or Special DCA programs and instruct Us to make transfers to or from the Fixed Account. We may change the features of the Fixed Account listed below, offer new Fixed Account investment options, and terminate existing Fixed Account investment options. We will provide You with written notice before doing so. Availability of the Fixed Account may vary by employer or Plan Administrator. You should reference Your Plan documents or speak with Your employer or Plan Administrator for the investment options available to You.Note: Full surrenders from the Fixed Account due to Contract discontinuations will be subject to a Market Value Adjustment. This may result in a significant reduction in Your Fixed Account Contract Value. See “Charges, Deductions, and Adjustments – Market Value Adjustment” for more information.
Name	Term (Guarantee Period)	Guaranteed Minimum Interest Rate
Fixed Account	12 months	1%

Variable Option [Line Items]
Prospectuses Available [Text Block]	The following is a list of Underlying Funds under the Contract. More information about the Underlying Funds is available in the prospectuses for the Underlying Funds, which may be amended from time to time and can be found online at https://dfinview.com/BHF/PUFT/BHF79. You can also request this information at no cost by calling (833) 208-3018 or sending an email request to rcg@brighthousefinancial.com. Availability of Underlying Funds may vary by employer or Plan Administrator. You should reference Your Plan documents or speak with Your employer or Plan Administrator for the Underlying Funds available to You.The current expenses and performance information below reflects fees and expenses of the Underlying Funds, but do not reflect the other fees and expenses that Your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Underlying Fund’s past performance is not necessarily an indication of future performance.
Portfolio Companies [Table Text Block]
Investment Objectives	Portfolio Company and Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Seeks long-term growth of capital.	American Funds Global Growth Fund — Class 2# Capital Research and Management CompanySM	0.65%	21.62%	8.23%	12.17%
Seeks growth of capital.	American Funds Growth Fund — Class 2 Capital Research and Management CompanySM	0.58%	20.24%	13.37%	17.97%
Seeks long-term growth of capital and income.	American Funds Growth-Income Fund — Class 2 Capital Research and Management CompanySM	0.53%	18.06%	13.90%	13.92%
Seeks growth of capital.	American Funds® Aggressive Allocation Portfolio — Class C‡ Brighthouse Investment Advisers, LLC	0.99%	19.90%	9.30%	10.88%
Seeks a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.	American Funds® Balanced Allocation Portfolio — Class C‡ Brighthouse Investment Advisers, LLC	0.96%	17.02%	7.26%	8.99%
Seeks a high total return in the form of income and growth of capital, with a greater emphasis on income.	American Funds® Moderate Allocation Portfolio — Class C‡ Brighthouse Investment Advisers, LLC	0.95%	14.46%	5.71%	7.30%
Seeks to maximize total return, consistent with income generation and prudent investment management.	BlackRock High Yield Portfolio — Class A# Brighthouse Investment Advisers, LLC Subadviser: BlackRock Financial Management, Inc.	0.63%	9.15%	4.94%	6.62%
Seeks growth of capital.	Brighthouse Asset Allocation 100 Portfolio — Class B‡ Brighthouse Investment Advisers, LLC	0.96%	17.06%	8.63%	10.70%
Investment Objectives	Portfolio Company and Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Seeks long-term capital appreciation.	Brighthouse Small Cap Value Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: Allspring Global Investments, LLC	1.03%	-3.21%	6.43%	8.07%
Seeks long-term capital appreciation.	Brighthouse/Wellington Large Cap Research Portfolio — Class E# Brighthouse Investment Advisers, LLC Subadviser: Wellington Management Company LLP	0.69%	15.74%	12.14%	13.45%
Seeks total return through investment in real estate securities, emphasizing both capital appreciation and current income.	CBRE Global Real Estate Portfolio — Class A# Brighthouse Investment Advisers, LLC Subadviser: CBRE Investment Management Listed Real Assets LLC	0.66%	7.11%	4.30%	4.22%
Seeks long-term capital appreciation.	Harris Oakmark International Portfolio — Class A# Brighthouse Investment Advisers, LLC Subadviser: Harris Associates L.P.	0.72%	33.17%	6.72%	7.01%
Seeks capital growth and income.	Invesco Comstock Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.	0.81%	17.31%	15.15%	11.83%
Seeks capital appreciation.	Invesco Global Equity Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.	0.83%	15.60%	7.30%	11.00%
Seeks long-term growth of capital.	Invesco Small Cap Growth Portfolio — Class A# Brighthouse Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.	0.74%	6.17%	-0.66%	9.27%
Seeks long-term capital growth.	JPMorgan Small Cap Value Portfolio — Class A# Brighthouse Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management Inc.	0.79%	12.48%	9.93%	9.09%
Seeks long-term growth of capital.	Loomis Sayles Growth Portfolio — Class A#† Brighthouse Investment Advisers, LLC Subadviser: Loomis, Sayles & Company, L.P.	0.55%	15.21%	15.06%	14.19%
Seeks long-term growth of capital.	Loomis Sayles Growth Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: Loomis, Sayles & Company, L.P.	0.80%	14.90%	14.77%	13.91%
Seeks a balance between growth of capital and current income, with a greater emphasis on growth of capital.	MetLife Multi-Index Targeted Risk Portfolio — Class B* Brighthouse Investment Advisers, LLC Subadviser: Overlay Portion: MetLife Investment Management, LLC	0.62%	9.08%	2.93%	5.31%
Investment Objectives	Portfolio Company and Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Seeks capital appreciation.	MFS® Research International Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: Massachusetts Financial Services Company	0.81%	22.41%	5.54%	7.57%
Seeks capital appreciation.	Morgan Stanley Discovery Portfolio — Class B#† Brighthouse Investment Advisers, LLC Subadviser: Morgan Stanley Investment Management Inc.	0.90%	13.19%	-5.83%	14.00%
Seeks maximum real return, consistent with preservation of capital and prudent investment management.	PIMCO Inflation Protected Bond Portfolio — Class A Brighthouse Investment Advisers, LLC Subadviser: Pacific Investment Management Company LLC	1.13%	7.93%	1.40%	3.35%
Seeks maximum total return, consistent with the preservation of capital and prudent investment management.	PIMCO Total Return Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: Pacific Investment Management Company LLC	0.83%	8.90%	-0.07%	2.30%
Seeks capital appreciation and current income.	Schroders Global Multi-Asset Portfolio — Class B#* Brighthouse Investment Advisers, LLC Subadviser: Schroder Investment Management North America Inc.	0.96%	9.85%	4.28%	5.28%
Seeks to provide total return, primarily through capital appreciation.	State Street Emerging Markets Enhanced Index Portfolio — Class A# Brighthouse Investment Advisers, LLC Subadviser: SSGA Funds Management, Inc	0.55%	34.45%	6.31%	—
Seeks long-term capital appreciation by investing in common stocks believed to be undervalued. Income is a secondary objective.	T. Rowe Price Large Cap Value Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	0.78%	12.05%	10.28%	10.09%
Seeks long-term capital appreciation by investing in common stocks believed to be undervalued. Income is a secondary objective.	T. Rowe Price Large Cap Value Portfolio — Class E#† Brighthouse Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	0.68%	12.16%	10.39%	10.20%
Seeks high total return by investing in equity securities of mid-sized companies.	Victory Sycamore Mid Cap Value Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: Victory Capital Management Inc.	0.85%	2.29%	9.62%	9.58%
Seeks a competitive total return primarily from investing in fixed-income securities.	BlackRock Bond Income Portfolio — Class A# Brighthouse Investment Advisers, LLC Subadviser: BlackRock Advisors, LLC	0.38%	7.95%	-0.17%	2.38%
Investment Objectives	Portfolio Company and Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Seeks long-term growth of capital.	BlackRock Capital Appreciation Portfolio — Class A# Brighthouse Investment Advisers, LLC Subadviser: BlackRock Advisors, LLC	0.56%	13.19%	11.07%	15.80%
Seeks a high level of current income consistent with prudent investment risk and preservation of capital.	BlackRock Ultra-Short Term Bond Portfolio — Class A# Brighthouse Investment Advisers, LLC Subadviser: BlackRock Advisors, LLC	0.37%	4.15%	3.09%	2.10%
Seeks a high level of current income, with growth of capital as a secondary objective.	Brighthouse Asset Allocation 20 Portfolio — Class B#‡ Brighthouse Investment Advisers, LLC	0.93%	9.25%	2.06%	3.97%
Seeks high total return in the form of income and growth of capital, with a greater emphasis on income.	Brighthouse Asset Allocation 40 Portfolio — Class B‡ Brighthouse Investment Advisers, LLC	0.91%	11.50%	3.84%	5.69%
Seeks a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.	Brighthouse Asset Allocation 60 Portfolio — Class B‡ Brighthouse Investment Advisers, LLC	0.91%	13.77%	5.55%	7.47%
Seeks growth of capital.	Brighthouse Asset Allocation 80 Portfolio — Class B‡ Brighthouse Investment Advisers, LLC	0.93%	15.63%	7.18%	9.22%
Seeks long-term capital appreciation with some current income.	Brighthouse/Wellington Balanced Portfolio — Class A Brighthouse Investment Advisers, LLC Subadviser: Wellington Management Company LLP	0.52%	12.67%	7.45%	9.41%
Seeks to provide a growing stream of income over time and, secondarily, long-term capital appreciation and current income.	Brighthouse/Wellington Core Equity Opportunities Portfolio — Class A# Brighthouse Investment Advisers, LLC Subadviser: Wellington Management Company LLP	0.62%	7.83%	8.29%	10.73%
Seeks maximum capital appreciation.	Frontier Mid Cap Growth Portfolio — Class D# Brighthouse Investment Advisers, LLC Subadviser: Frontier Capital Management Company, LLC	0.79%	5.08%	3.68%	10.04%
Seeks long-term growth of capital.	Jennison Growth Portfolio — Class A# Brighthouse Investment Advisers, LLC Subadviser: Jennison Associates LLC	0.54%	14.04%	10.28%	16.71%
Seeks to track the performance of the Bloomberg U.S. Aggregate Bond Index.	MetLife Aggregate Bond Index Portfolio — Class A# Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Management, LLC	0.26%	7.04%	-0.64%	1.75%
Investment Objectives	Portfolio Company and Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Seeks to track the performance of the Standard & Poor’s MidCap 400® Composite Stock Price Index.	MetLife Mid Cap Stock Index Portfolio — Class G Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Management, LLC	0.60%	6.82%	8.48%	10.10%
Seeks to track the performance of the MSCI EAFE® Index.	MetLife MSCI EAFE® Index Portfolio — Class A Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Management, LLC	0.37%	31.02%	8.62%	8.04%
Seeks to track the performance of the Russell 2000® Index.	MetLife Russell 2000® Index Portfolio — Class A Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Management, LLC	0.30%	12.66%	5.99%	9.55%
Seeks to track the performance of the Standard & Poor’s 500® Composite Stock Price Index.	MetLife Stock Index Portfolio — Class A# Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Management, LLC	0.27%	17.59%	14.13%	14.53%
Seeks a favorable total return through investment in a diversified portfolio.	MFS® Total Return Portfolio — Class F# Brighthouse Investment Advisers, LLC Subadviser: Massachusetts Financial Services Company	0.82%	10.89%	6.20%	7.44%
Seeks capital appreciation.	MFS® Value Portfolio — Class A# Brighthouse Investment Advisers, LLC Subadviser: Massachusetts Financial Services Company	0.58%	13.29%	10.11%	10.27%
Seeks high total return, consisting principally of capital appreciation.	Neuberger Berman Genesis Portfolio — Class A# Brighthouse Investment Advisers, LLC Subadviser: Neuberger Berman Investment Advisers LLC	0.81%	-4.57%	2.86%	9.12%
Seeks long-term growth of capital.	T. Rowe Price Large Cap Growth Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	0.81%	15.45%	9.37%	14.10%
Seeks long-term capital growth.	T. Rowe Price Small Cap Growth Portfolio — Class B Brighthouse Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	0.76%	10.00%	5.48%	10.60%
Seeks to maximize total return consistent with preservation of capital.	Western Asset Management Strategic Bond Opportunities Portfolio — Class A# Brighthouse Investment Advisers, LLC Subadviser: Western Asset Management Company LLC	0.57%	9.07%	1.42%	4.03%
Investment Objectives	Portfolio Company and Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Seeks to maximize total return consistent with preservation of capital and maintenance of liquidity.	Western Asset Management U.S. Government Portfolio — Class A# Brighthouse Investment Advisers, LLC Subadviser: Western Asset Management Company LLC	0.50%	7.07%	0.59%	1.82%
Seeks capital appreciation.	Nomura VIP Small Cap Value Series — Standard Class Delaware Management Company, a series of Nomura Investment Management Business Trust Subadvisers: Macquarie Funds Management HK Ltd.; Macquarie Investment Management Global Limited	0.74%	8.16%	9.26%	9.15%
Seeks long-term capital appreciation.	Contrafund® Portfolio — Service Class 2 Fidelity Management & Research Company LLC Subadviser: FMR UK, FMR HK, and FMR Japan	0.79%	21.24%	15.08%	15.49%
Seeks capital appreciation.	Dynamic Capital Appreciation Portfolio — Service Class 2[3] Fidelity Management & Research Company LLC Subadviser: FMR UK, FMR HK, and FMR Japan	0.98%	18.49%	13.38%	14.58%
Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.	Freedom 2020 Portfolio — Service Class 2 Fidelity Management & Research Company LLC	0.69%	12.99%	4.57%	7.11%
Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.	Freedom 2025 Portfolio — Service Class 2 Fidelity Management & Research Company LLC	0.71%	14.23%	5.25%	7.75%
Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.	Freedom 2030 Portfolio — Service Class 2 Fidelity Management & Research Company LLC	0.74%	15.16%	5.98%	8.61%
Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.	Freedom 2040 Portfolio — Service Class 2 Fidelity Management & Research Company LLC	0.82%	18.44%	8.73%	10.59%
Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.	Freedom 2050 Portfolio — Service Class 2 Fidelity Management & Research Company LLC	0.85%	19.50%	9.15%	10.81%
Investment Objectives	Portfolio Company and Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Seeks long-term growth of capital.	Mid Cap Portfolio — Service Class 2 Fidelity Management & Research Company LLC Subadviser: FMR UK, FMR HK, and FMR Japan	0.80%	11.49%	9.83%	10.31%
Seeks long-term capital appreciation.	Templeton Emerging Markets VIP Fund — Class 2^^ Templeton Asset Management Ltd. Subadviser: Franklin Templeton Investment Management Limited	1.37%	46.27%	5.46%	10.40%
Seeks long-term capital growth.	Templeton Foreign VIP Fund — Class 2# Templeton Investment Counsel, LLC	1.08%	29.19%	8.25%	5.75%
Seeks long-term growth of capital.	Janus Henderson Enterprise Portfolio — Service Shares Janus Henderson Investors US LLC	0.97%	7.41%	7.35%	12.51%
Seeks long-term growth of capital.	Janus Henderson Global Research Portfolio — Service Shares[3] Janus Henderson Investors US LLC	1.07%	20.60%	12.23%	12.64%
Seeks capital appreciation.	ClearBridge Variable Growth Portfolio — Class I† Legg Mason Partners Fund Advisor, LLC Subadviser: ClearBridge Investments, LLC	0.87%	13.32%	5.24%	7.47%
Seeks long-term growth of capital.	ClearBridge Variable Small Cap Growth Portfolio — Class I Legg Mason Partners Fund Advisor, LLC Subadviser: ClearBridge Investments, LLC	0.81%	9.23%	-0.17%	9.38%
Seeks to maximize total return, consistent with prudent investment management and liquidity needs, by investing to obtain a dollar weighted average effective duration that is normally within 30% of the average duration of the domestic bond market as a whole.	Western Asset Core Plus VIT Portfolio — Class I# Legg Mason Partners Fund Advisor, LLC Subadvisers: Western Asset Management Company, LLC; Western Asset Management Company Limited; Western Asset Management Company Ltd; Western Asset Management Company Pte. Ltd.	0.54%	7.75%	-1.44%	2.11%
Seeks long-term capital appreciation.	LVIP ClearBridge Appreciation Fund — Class I# Legg Mason Partners Fund Advisor, LLC Subadviser: ClearBridge Investments, LLC	0.70%	14.50%	12.72%	13.34%
Seeks dividend income, growth of dividend income and long-term capital appreciation.	LVIP ClearBridge Dividend Strategy Fund — Class I# Legg Mason Partners Fund Advisor, LLC Subadviser: ClearBridge Investments, LLC	0.75%	12.62%	11.86%	12.46%
Investment Objectives	Portfolio Company and Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Seeks long-term growth of capital.	LVIP ClearBridge Large Cap Growth Fund — Class I# Legg Mason Partners Fund Advisor, LLC Subadviser: ClearBridge Investments, LLC	0.74%	8.62%	10.57%	14.46%
Seeks long-term growth of capital as its primary objective. Current income is a secondary objective.	LVIP ClearBridge Large Cap Value Fund — Class I#† Legg Mason Partners Fund Advisor, LLC Subadviser: ClearBridge Investments, LLC	0.72%	10.20%	10.11%	10.01%

Temporary Fee Reductions, Current Expenses [Text Block]	Certain Underlying Funds and their investment advisers have entered into temporary expense reimbursements and/or fee waivers, which are reflected in the Current Expenses. Please see the Underlying Funds' prospectuses for additional information regarding these arrangements.
Fixed Option [Line Items]
Fixed Options Available Legend [Text Block]	The following lists the Fixed Account option currently available under the Contract. The Fixed Account listed below will also be used if You participate in the DCA or Special DCA programs and instruct Us to make transfers to or from the Fixed Account. We may change the features of the Fixed Account listed below, offer new Fixed Account investment options, and terminate existing Fixed Account investment options. We will provide You with written notice before doing so. Availability of the Fixed Account may vary by employer or Plan Administrator. You should reference Your Plan documents or speak with Your employer or Plan Administrator for the investment options available to You.Note: Full surrenders from the Fixed Account due to Contract discontinuations will be subject to a Market Value Adjustment. This may result in a significant reduction in Your Fixed Account Contract Value. See “Charges, Deductions, and Adjustments – Market Value Adjustment” for more information.
Fixed Options Available [Table Text Block]
Name	Term (Guarantee Period)	Guaranteed Minimum Interest Rate
Fixed Account	12 months	1%

Item 26(c). Changes in, and Disagreements with, Accountants [Line Items]
Changes in, and Disagreements with, Accountants [Text Block]	None.
Item 31A. Non-Variable Annuities [Line Items]
Non-variable Annuities [Table Text Block]	Item 31A. Information About Contracts with Index-Linked Options and Fixed Options subject to a Contract Adjustment.(a)The information in the table below is as of December 31, of the prior calendar year.
Name of the Contract	Number of Contracts outstanding	Total Value attributable to the Index-Linked Option and/or Fixed Option subject to a Contract Adjustment	Number of Contracts Sold during the prior calendar year	Gross Premiums received during the prior calendar year	Amount of Contract value redeemed during the prior calendar year	Combination Contract (Yes/No)
Fixed Account (Gold Track)	6,616	$71,452,369	0	$2,923,885	$10,251,270	Yes
Fixed Account (Gold Track Select)	22,161	$199,940,086	1,545	$11,074,124	$25,665,905	Yes
(b)Not Applicable.
Non-variable Annuities [Line Items]
Non-variable Annuities, Name	Fixed Account (Gold Track Select)
Non-variable Annuities, Number Outstanding	22,161
Non-variable Annuities, Total Value	$ 199,940,086
Non-variable Annuities, Number Sold	1,545
Non-variable Annuities, Gross Premiums	$ 11,074,124
Non-variable Annuities, Value Redeemed	$ 25,665,905
Non-variable Annuities, Combination [Flag]	true
Gold Track Select_Fixed Account | American Funds Global Growth Fund Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks long-term growth of capital.
Portfolio Company Name [Text Block]	American Funds Global Growth Fund — Class 2
Portfolio Company Adviser [Text Block]	Capital Research and Management CompanySM
Current Expenses [Percent]	0.65%
Average Annual Total Returns, 1 Year [Percent]	21.62%
Average Annual Total Returns, 5 Years [Percent]	8.23%
Average Annual Total Returns, 10 Years [Percent]	12.17%
Gold Track Select_Fixed Account | American Funds Growth Fund Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks growth of capital.
Portfolio Company Name [Text Block]	American Funds Growth Fund — Class 2
Portfolio Company Adviser [Text Block]	Capital Research and Management CompanySM
Current Expenses [Percent]	0.58%
Average Annual Total Returns, 1 Year [Percent]	20.24%
Average Annual Total Returns, 5 Years [Percent]	13.37%
Average Annual Total Returns, 10 Years [Percent]	17.97%
Gold Track Select_Fixed Account | American Funds Growth-Income Fund Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks long-term growth of capital and income.
Portfolio Company Name [Text Block]	American Funds Growth-Income Fund — Class 2
Portfolio Company Adviser [Text Block]	Capital Research and Management CompanySM
Current Expenses [Percent]	0.53%
Average Annual Total Returns, 1 Year [Percent]	18.06%
Average Annual Total Returns, 5 Years [Percent]	13.90%
Average Annual Total Returns, 10 Years [Percent]	13.92%
Gold Track Select_Fixed Account | American Funds® Aggressive Allocation Portfolio - Class C
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks growth of capital.
Portfolio Company Name [Text Block]	American Funds® Aggressive Allocation Portfolio — Class C
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Current Expenses [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	19.90%
Average Annual Total Returns, 5 Years [Percent]	9.30%
Average Annual Total Returns, 10 Years [Percent]	10.88%
Gold Track Select_Fixed Account | American Funds® Balanced Allocation Portfolio - Class C
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.
Portfolio Company Name [Text Block]	American Funds® Balanced Allocation Portfolio — Class C
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Current Expenses [Percent]	0.96%
Average Annual Total Returns, 1 Year [Percent]	17.02%
Average Annual Total Returns, 5 Years [Percent]	7.26%
Average Annual Total Returns, 10 Years [Percent]	8.99%
Gold Track Select_Fixed Account | American Funds® Moderate Allocation Portfolio - Class C
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks a high total return in the form of income and growth of capital, with a greater emphasis on income.
Portfolio Company Name [Text Block]	American Funds® Moderate Allocation Portfolio — Class C
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Current Expenses [Percent]	0.95%
Average Annual Total Returns, 1 Year [Percent]	14.46%
Average Annual Total Returns, 5 Years [Percent]	5.71%
Average Annual Total Returns, 10 Years [Percent]	7.30%
Gold Track Select_Fixed Account | BlackRock High Yield Portfolio - Class A
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to maximize total return, consistent with income generation and prudent investment management.
Portfolio Company Name [Text Block]	BlackRock High Yield Portfolio — Class A
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	BlackRock Financial Management, Inc.
Current Expenses [Percent]	0.63%
Average Annual Total Returns, 1 Year [Percent]	9.15%
Average Annual Total Returns, 5 Years [Percent]	4.94%
Average Annual Total Returns, 10 Years [Percent]	6.62%
Gold Track Select_Fixed Account | Brighthouse Asset Allocation 100 Portfolio - Class B
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks growth of capital.
Portfolio Company Name [Text Block]	Brighthouse Asset Allocation 100 Portfolio — Class B
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Current Expenses [Percent]	0.96%
Average Annual Total Returns, 1 Year [Percent]	17.06%
Average Annual Total Returns, 5 Years [Percent]	8.63%
Average Annual Total Returns, 10 Years [Percent]	10.70%
Gold Track Select_Fixed Account | Brighthouse Small Cap Value Portfolio - Class B
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks long-term capital appreciation.
Portfolio Company Name [Text Block]	Brighthouse Small Cap Value Portfolio — Class B
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Allspring Global Investments, LLC
Current Expenses [Percent]	1.03%
Average Annual Total Returns, 1 Year [Percent]	(3.21%)
Average Annual Total Returns, 5 Years [Percent]	6.43%
Average Annual Total Returns, 10 Years [Percent]	8.07%
Gold Track Select_Fixed Account | BrighthouseWellington Large Cap Research Portfolio - Class E
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks long-term capital appreciation.
Portfolio Company Name [Text Block]	Brighthouse/Wellington Large Cap Research Portfolio — Class E
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	0.69%
Average Annual Total Returns, 1 Year [Percent]	15.74%
Average Annual Total Returns, 5 Years [Percent]	12.14%
Average Annual Total Returns, 10 Years [Percent]	13.45%
Gold Track Select_Fixed Account | CBRE Global Real Estate Portfolio - Class A
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks total return through investment in real estate securities, emphasizing both capital appreciation and current income.
Portfolio Company Name [Text Block]	CBRE Global Real Estate Portfolio — Class A
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	CBRE Investment Management Listed Real Assets LLC
Current Expenses [Percent]	0.66%
Average Annual Total Returns, 1 Year [Percent]	7.11%
Average Annual Total Returns, 5 Years [Percent]	4.30%
Average Annual Total Returns, 10 Years [Percent]	4.22%
Gold Track Select_Fixed Account | Harris Oakmark International Portfolio - Class A
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks long-term capital appreciation.
Portfolio Company Name [Text Block]	Harris Oakmark International Portfolio — Class A
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Harris Associates L.P.
Current Expenses [Percent]	0.72%
Average Annual Total Returns, 1 Year [Percent]	33.17%
Average Annual Total Returns, 5 Years [Percent]	6.72%
Average Annual Total Returns, 10 Years [Percent]	7.01%
Gold Track Select_Fixed Account | Invesco Small Cap Growth Portfolio - Class A
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks long-term growth of capital.
Portfolio Company Name [Text Block]	Invesco Small Cap Growth Portfolio — Class A
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.74%
Average Annual Total Returns, 1 Year [Percent]	6.17%
Average Annual Total Returns, 5 Years [Percent]	(0.66%)
Average Annual Total Returns, 10 Years [Percent]	9.27%
Gold Track Select_Fixed Account | JPMorgan Small Cap Value Portfolio - Class A
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks long-term capital growth.
Portfolio Company Name [Text Block]	JPMorgan Small Cap Value Portfolio — Class A
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management Inc.
Current Expenses [Percent]	0.79%
Average Annual Total Returns, 1 Year [Percent]	12.48%
Average Annual Total Returns, 5 Years [Percent]	9.93%
Average Annual Total Returns, 10 Years [Percent]	9.09%
Gold Track Select_Fixed Account | Loomis Sayles Growth Portfolio - Class A
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks long-term growth of capital.
Portfolio Company Name [Text Block]	Loomis Sayles Growth Portfolio — Class A
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Loomis, Sayles & Company, L.P.
Current Expenses [Percent]	0.55%
Average Annual Total Returns, 1 Year [Percent]	15.21%
Average Annual Total Returns, 5 Years [Percent]	15.06%
Average Annual Total Returns, 10 Years [Percent]	14.19%
Gold Track Select_Fixed Account | Loomis Sayles Growth Portfolio - Class B
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks long-term growth of capital.
Portfolio Company Name [Text Block]	Loomis Sayles Growth Portfolio — Class B
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Loomis, Sayles & Company, L.P.
Current Expenses [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	14.90%
Average Annual Total Returns, 5 Years [Percent]	14.77%
Average Annual Total Returns, 10 Years [Percent]	13.91%
Gold Track Select_Fixed Account | MFS® Research International Portfolio - Class B
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks capital appreciation.
Portfolio Company Name [Text Block]	MFS® Research International Portfolio — Class B
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.81%
Average Annual Total Returns, 1 Year [Percent]	22.41%
Average Annual Total Returns, 5 Years [Percent]	5.54%
Average Annual Total Returns, 10 Years [Percent]	7.57%
Gold Track Select_Fixed Account | Morgan Stanley Discovery Portfolio - Class B
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks capital appreciation.
Portfolio Company Name [Text Block]	Morgan Stanley Discovery Portfolio — Class B
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Morgan Stanley Investment Management Inc.
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	13.19%
Average Annual Total Returns, 5 Years [Percent]	(5.83%)
Average Annual Total Returns, 10 Years [Percent]	14.00%
Gold Track Select_Fixed Account | PIMCO Inflation Protected Bond Portfolio - Class A
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks maximum real return, consistent with preservation of capital and prudent investment management.
Portfolio Company Name [Text Block]	PIMCO Inflation Protected Bond Portfolio — Class A
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Pacific Investment Management Company LLC
Current Expenses [Percent]	1.13%
Average Annual Total Returns, 1 Year [Percent]	7.93%
Average Annual Total Returns, 5 Years [Percent]	1.40%
Average Annual Total Returns, 10 Years [Percent]	3.35%
Gold Track Select_Fixed Account | PIMCO Total Return Portfolio - Class B
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks maximum total return, consistent with the preservation of capital and prudent investment management.
Portfolio Company Name [Text Block]	PIMCO Total Return Portfolio — Class B
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Pacific Investment Management Company LLC
Current Expenses [Percent]	0.83%
Average Annual Total Returns, 1 Year [Percent]	8.90%
Average Annual Total Returns, 5 Years [Percent]	(0.07%)
Average Annual Total Returns, 10 Years [Percent]	2.30%
Gold Track Select_Fixed Account | State Street Emerging Markets Enhanced Index Portfolio - Class A
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to provide total return, primarily through capital appreciation.
Portfolio Company Name [Text Block]	State Street Emerging Markets Enhanced Index Portfolio — Class A
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	SSGA Funds Management, Inc
Current Expenses [Percent]	0.55%
Average Annual Total Returns, 1 Year [Percent]	34.45%
Average Annual Total Returns, 5 Years [Percent]	6.31%
Gold Track Select_Fixed Account | T. Rowe Price Large Cap Value Portfolio - Class B
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks long-term capital appreciation by investing in common stocks believed to be undervalued. Income is a secondary objective.
Portfolio Company Name [Text Block]	T. Rowe Price Large Cap Value Portfolio — Class B
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.78%
Average Annual Total Returns, 1 Year [Percent]	12.05%
Average Annual Total Returns, 5 Years [Percent]	10.28%
Average Annual Total Returns, 10 Years [Percent]	10.09%
Gold Track Select_Fixed Account | T. Rowe Price Large Cap Value Portfolio - Class E
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks long-term capital appreciation by investing in common stocks believed to be undervalued. Income is a secondary objective.
Portfolio Company Name [Text Block]	T. Rowe Price Large Cap Value Portfolio — Class E
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.68%
Average Annual Total Returns, 1 Year [Percent]	12.16%
Average Annual Total Returns, 5 Years [Percent]	10.39%
Average Annual Total Returns, 10 Years [Percent]	10.20%
Gold Track Select_Fixed Account | Victory Sycamore Mid Cap Value Portfolio - Class B
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks high total return by investing in equity securities of mid-sized companies.
Portfolio Company Name [Text Block]	Victory Sycamore Mid Cap Value Portfolio — Class B
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Victory Capital Management Inc.
Current Expenses [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	2.29%
Average Annual Total Returns, 5 Years [Percent]	9.62%
Average Annual Total Returns, 10 Years [Percent]	9.58%
Gold Track Select_Fixed Account | BlackRock Bond Income Portfolio - Class A
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks a competitive total return primarily from investing in fixed-income securities.
Portfolio Company Name [Text Block]	BlackRock Bond Income Portfolio — Class A
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	BlackRock Advisors, LLC
Current Expenses [Percent]	0.38%
Average Annual Total Returns, 1 Year [Percent]	7.95%
Average Annual Total Returns, 5 Years [Percent]	(0.17%)
Average Annual Total Returns, 10 Years [Percent]	2.38%
Gold Track Select_Fixed Account | BlackRock Capital Appreciation Portfolio - Class A
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks long-term growth of capital.
Portfolio Company Name [Text Block]	BlackRock Capital Appreciation Portfolio — Class A
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	BlackRock Advisors, LLC
Current Expenses [Percent]	0.56%
Average Annual Total Returns, 1 Year [Percent]	13.19%
Average Annual Total Returns, 5 Years [Percent]	11.07%
Average Annual Total Returns, 10 Years [Percent]	15.80%
Gold Track Select_Fixed Account | Brighthouse Asset Allocation 20 Portfolio - Class B
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks a high level of current income, with growth of capital as a secondary objective.
Portfolio Company Name [Text Block]	Brighthouse Asset Allocation 20 Portfolio — Class B
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Current Expenses [Percent]	0.93%
Average Annual Total Returns, 1 Year [Percent]	9.25%
Average Annual Total Returns, 5 Years [Percent]	2.06%
Average Annual Total Returns, 10 Years [Percent]	3.97%
Gold Track Select_Fixed Account | Brighthouse Asset Allocation 40 Portfolio - Class B
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks high total return in the form of income and growth of capital, with a greater emphasis on income.
Portfolio Company Name [Text Block]	Brighthouse Asset Allocation 40 Portfolio — Class B
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	11.50%
Average Annual Total Returns, 5 Years [Percent]	3.84%
Average Annual Total Returns, 10 Years [Percent]	5.69%
Gold Track Select_Fixed Account | Brighthouse Asset Allocation 60 Portfolio - Class B
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.
Portfolio Company Name [Text Block]	Brighthouse Asset Allocation 60 Portfolio — Class B
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	13.77%
Average Annual Total Returns, 5 Years [Percent]	5.55%
Average Annual Total Returns, 10 Years [Percent]	7.47%
Gold Track Select_Fixed Account | Brighthouse Asset Allocation 80 Portfolio - Class B
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks growth of capital.
Portfolio Company Name [Text Block]	Brighthouse Asset Allocation 80 Portfolio — Class B
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Current Expenses [Percent]	0.93%
Average Annual Total Returns, 1 Year [Percent]	15.63%
Average Annual Total Returns, 5 Years [Percent]	7.18%
Average Annual Total Returns, 10 Years [Percent]	9.22%
Gold Track Select_Fixed Account | Brighthouse Wellington Balanced Portfolio - Class A
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks long-term capital appreciation with some current income.
Portfolio Company Name [Text Block]	Brighthouse/Wellington Balanced Portfolio — Class A
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	0.52%
Average Annual Total Returns, 1 Year [Percent]	12.67%
Average Annual Total Returns, 5 Years [Percent]	7.45%
Average Annual Total Returns, 10 Years [Percent]	9.41%
Gold Track Select_Fixed Account | Brighthouse Wellington Core Equity Opportunities Portfolio - Class A
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to provide a growing stream of income over time and, secondarily, long-term capital appreciation and current income.
Portfolio Company Name [Text Block]	Brighthouse/Wellington Core Equity Opportunities Portfolio — Class A
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	0.62%
Average Annual Total Returns, 1 Year [Percent]	7.83%
Average Annual Total Returns, 5 Years [Percent]	8.29%
Average Annual Total Returns, 10 Years [Percent]	10.73%
Gold Track Select_Fixed Account | Frontier Mid Cap Growth Portfolio - Class D
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks maximum capital appreciation.
Portfolio Company Name [Text Block]	Frontier Mid Cap Growth Portfolio — Class D
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Frontier Capital Management Company, LLC
Current Expenses [Percent]	0.79%
Average Annual Total Returns, 1 Year [Percent]	5.08%
Average Annual Total Returns, 5 Years [Percent]	3.68%
Average Annual Total Returns, 10 Years [Percent]	10.04%
Gold Track Select_Fixed Account | Jennison Growth Portfolio - Class A
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks long-term growth of capital.
Portfolio Company Name [Text Block]	Jennison Growth Portfolio — Class A
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Jennison Associates LLC
Current Expenses [Percent]	0.54%
Average Annual Total Returns, 1 Year [Percent]	14.04%
Average Annual Total Returns, 5 Years [Percent]	10.28%
Average Annual Total Returns, 10 Years [Percent]	16.71%
Gold Track Select_Fixed Account | MetLife Aggregate Bond Index Portfolio - Class A
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to track the performance of the Bloomberg U.S. Aggregate Bond Index.
Portfolio Company Name [Text Block]	MetLife Aggregate Bond Index Portfolio — Class A
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	MetLife Investment Management, LLC
Current Expenses [Percent]	0.26%
Average Annual Total Returns, 1 Year [Percent]	7.04%
Average Annual Total Returns, 5 Years [Percent]	(0.64%)
Average Annual Total Returns, 10 Years [Percent]	1.75%
Gold Track Select_Fixed Account | MetLife MSCI EAFE® Index Portfolio - Class A
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to track the performance of the MSCI EAFE® Index.
Portfolio Company Name [Text Block]	MetLife MSCI EAFE® Index Portfolio — Class A
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	MetLife Investment Management, LLC
Current Expenses [Percent]	0.37%
Average Annual Total Returns, 1 Year [Percent]	31.02%
Average Annual Total Returns, 5 Years [Percent]	8.62%
Average Annual Total Returns, 10 Years [Percent]	8.04%
Gold Track Select_Fixed Account | MetLife Russell 2000® Index Portfolio - Class A
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to track the performance of the Russell 2000® Index.
Portfolio Company Name [Text Block]	MetLife Russell 2000® Index Portfolio — Class A
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	MetLife Investment Management, LLC
Current Expenses [Percent]	0.30%
Average Annual Total Returns, 1 Year [Percent]	12.66%
Average Annual Total Returns, 5 Years [Percent]	5.99%
Average Annual Total Returns, 10 Years [Percent]	9.55%
Gold Track Select_Fixed Account | MetLife Stock Index Portfolio - Class A
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to track the performance of the Standard & Poor’s 500® Composite Stock Price Index.
Portfolio Company Name [Text Block]	MetLife Stock Index Portfolio — Class A
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	MetLife Investment Management, LLC
Current Expenses [Percent]	0.27%
Average Annual Total Returns, 1 Year [Percent]	17.59%
Average Annual Total Returns, 5 Years [Percent]	14.13%
Average Annual Total Returns, 10 Years [Percent]	14.53%
Gold Track Select_Fixed Account | MFS® Total Return Portfolio - Class F
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks a favorable total return through investment in a diversified portfolio.
Portfolio Company Name [Text Block]	MFS® Total Return Portfolio — Class F
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	10.89%
Average Annual Total Returns, 5 Years [Percent]	6.20%
Average Annual Total Returns, 10 Years [Percent]	7.44%
Gold Track Select_Fixed Account | MFS® Value Portfolio - Class A
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks capital appreciation.
Portfolio Company Name [Text Block]	MFS® Value Portfolio — Class A
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.58%
Average Annual Total Returns, 1 Year [Percent]	13.29%
Average Annual Total Returns, 5 Years [Percent]	10.11%
Average Annual Total Returns, 10 Years [Percent]	10.27%
Gold Track Select_Fixed Account | Neuberger Berman Genesis Portfolio - Class A
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks high total return, consisting principally of capital appreciation.
Portfolio Company Name [Text Block]	Neuberger Berman Genesis Portfolio — Class A
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Neuberger Berman Investment Advisers LLC
Current Expenses [Percent]	0.81%
Average Annual Total Returns, 1 Year [Percent]	(4.57%)
Average Annual Total Returns, 5 Years [Percent]	2.86%
Average Annual Total Returns, 10 Years [Percent]	9.12%
Gold Track Select_Fixed Account | T. Rowe Price Large Cap Growth Portfolio - Class B
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks long-term growth of capital.
Portfolio Company Name [Text Block]	T. Rowe Price Large Cap Growth Portfolio — Class B
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.81%
Average Annual Total Returns, 1 Year [Percent]	15.45%
Average Annual Total Returns, 5 Years [Percent]	9.37%
Average Annual Total Returns, 10 Years [Percent]	14.10%
Gold Track Select_Fixed Account | T. Rowe Price Small Cap Growth Portfolio - Class B
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks long-term capital growth.
Portfolio Company Name [Text Block]	T. Rowe Price Small Cap Growth Portfolio — Class B
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.76%
Average Annual Total Returns, 1 Year [Percent]	10.00%
Average Annual Total Returns, 5 Years [Percent]	5.48%
Average Annual Total Returns, 10 Years [Percent]	10.60%
Gold Track Select_Fixed Account | Western Asset Management Strategic Bond Opportunities Portfolio - Class A
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to maximize total return consistent with preservation of capital.
Portfolio Company Name [Text Block]	Western Asset Management Strategic Bond Opportunities Portfolio — Class A
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Western Asset Management Company LLC
Current Expenses [Percent]	0.57%
Average Annual Total Returns, 1 Year [Percent]	9.07%
Average Annual Total Returns, 5 Years [Percent]	1.42%
Average Annual Total Returns, 10 Years [Percent]	4.03%
Gold Track Select_Fixed Account | Western Asset Management U.S. Government Portfolio - Class A
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to maximize total return consistent with preservation of capital and maintenance of liquidity.
Portfolio Company Name [Text Block]	Western Asset Management U.S. Government Portfolio — Class A
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Western Asset Management Company LLC
Current Expenses [Percent]	0.50%
Average Annual Total Returns, 1 Year [Percent]	7.07%
Average Annual Total Returns, 5 Years [Percent]	0.59%
Average Annual Total Returns, 10 Years [Percent]	1.82%
Gold Track Select_Fixed Account | Contrafund Portfolio Service Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks long-term capital appreciation.
Portfolio Company Name [Text Block]	Contrafund® Portfolio — Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	FMR UK, FMR HK, and FMR Japan
Current Expenses [Percent]	0.79%
Average Annual Total Returns, 1 Year [Percent]	21.24%
Average Annual Total Returns, 5 Years [Percent]	15.08%
Average Annual Total Returns, 10 Years [Percent]	15.49%
Gold Track Select_Fixed Account | Dynamic Capital Appreciation Portfolio Service Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks capital appreciation.
Portfolio Company Name [Text Block]	Dynamic Capital Appreciation Portfolio — Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	FMR UK, FMR HK, and FMR Japan
Current Expenses [Percent]	0.98%
Average Annual Total Returns, 1 Year [Percent]	18.49%
Average Annual Total Returns, 5 Years [Percent]	13.38%
Average Annual Total Returns, 10 Years [Percent]	14.58%
Gold Track Select_Fixed Account | Mid Cap Portfolio Service Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks long-term growth of capital.
Portfolio Company Name [Text Block]	Mid Cap Portfolio — Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	FMR UK, FMR HK, and FMR Japan
Current Expenses [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	11.49%
Average Annual Total Returns, 5 Years [Percent]	9.83%
Average Annual Total Returns, 10 Years [Percent]	10.31%
Gold Track Select_Fixed Account | Templeton Emerging Markets VIP Fund - Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks long-term capital appreciation.
Portfolio Company Name [Text Block]	Templeton Emerging Markets VIP Fund — Class 2
Portfolio Company Adviser [Text Block]	Templeton Asset Management Ltd.
Portfolio Company Subadviser [Text Block]	Franklin Templeton Investment Management Limited
Current Expenses [Percent]	1.37%
Average Annual Total Returns, 1 Year [Percent]	46.27%
Average Annual Total Returns, 5 Years [Percent]	5.46%
Average Annual Total Returns, 10 Years [Percent]	10.40%
Gold Track Select_Fixed Account | Templeton Foreign VIP Fund Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks long-term capital growth.
Portfolio Company Name [Text Block]	Templeton Foreign VIP Fund — Class 2
Portfolio Company Adviser [Text Block]	Templeton Investment Counsel, LLC
Current Expenses [Percent]	1.08%
Average Annual Total Returns, 1 Year [Percent]	29.19%
Average Annual Total Returns, 5 Years [Percent]	8.25%
Average Annual Total Returns, 10 Years [Percent]	5.75%
Gold Track Select_Fixed Account | Janus Henderson Enterprise Portfolio Service Shares
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks long-term growth of capital.
Portfolio Company Name [Text Block]	Janus Henderson Enterprise Portfolio — Service Shares
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	7.41%
Average Annual Total Returns, 5 Years [Percent]	7.35%
Average Annual Total Returns, 10 Years [Percent]	12.51%
Gold Track Select_Fixed Account | Janus Henderson Global Research Portfolio Service Shares
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks long-term growth of capital.
Portfolio Company Name [Text Block]	Janus Henderson Global Research Portfolio — Service Shares
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	1.07%
Average Annual Total Returns, 1 Year [Percent]	20.60%
Average Annual Total Returns, 5 Years [Percent]	12.23%
Average Annual Total Returns, 10 Years [Percent]	12.64%
Gold Track Select_Fixed Account | ClearBridge Variable Growth Portfolio Class I
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks capital appreciation.
Portfolio Company Name [Text Block]	ClearBridge Variable Growth Portfolio — Class I
Portfolio Company Adviser [Text Block]	Legg Mason Partners Fund Advisor, LLC
Portfolio Company Subadviser [Text Block]	ClearBridge Investments, LLC
Current Expenses [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	13.32%
Average Annual Total Returns, 5 Years [Percent]	5.24%
Average Annual Total Returns, 10 Years [Percent]	7.47%
Gold Track Select_Fixed Account | ClearBridge Variable Small Cap Growth Portfolio Class I
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks long-term growth of capital.
Portfolio Company Name [Text Block]	ClearBridge Variable Small Cap Growth Portfolio — Class I
Portfolio Company Adviser [Text Block]	Legg Mason Partners Fund Advisor, LLC
Portfolio Company Subadviser [Text Block]	ClearBridge Investments, LLC
Current Expenses [Percent]	0.81%
Average Annual Total Returns, 1 Year [Percent]	9.23%
Average Annual Total Returns, 5 Years [Percent]	(0.17%)
Average Annual Total Returns, 10 Years [Percent]	9.38%
Gold Track Select_Fixed Account | Western Asset Core Plus VIT Portfolio Class I
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to maximize total return, consistent with prudent investment management and liquidity needs, by investing to obtain a dollar weighted average effective duration that is normally within 30% of the average duration of the domestic bond market as a whole.
Portfolio Company Name [Text Block]	Western Asset Core Plus VIT Portfolio — Class I
Portfolio Company Adviser [Text Block]	Legg Mason Partners Fund Advisor, LLC
Portfolio Company Subadviser [Text Block]	Western Asset Management Company, LLC; Western Asset Management Company Limited; Western Asset Management Company Ltd; Western Asset Management Company Pte. Ltd.
Current Expenses [Percent]	0.54%
Average Annual Total Returns, 1 Year [Percent]	7.75%
Average Annual Total Returns, 5 Years [Percent]	(1.44%)
Average Annual Total Returns, 10 Years [Percent]	2.11%
Gold Track Select_Fixed Account | LVIP ClearBridge Large Cap Growth Fund Class I
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks long-term growth of capital.
Portfolio Company Name [Text Block]	LVIP ClearBridge Large Cap Growth Fund — Class I
Portfolio Company Adviser [Text Block]	Legg Mason Partners Fund Advisor, LLC
Portfolio Company Subadviser [Text Block]	ClearBridge Investments, LLC
Current Expenses [Percent]	0.74%
Average Annual Total Returns, 1 Year [Percent]	8.62%
Average Annual Total Returns, 5 Years [Percent]	10.57%
Average Annual Total Returns, 10 Years [Percent]	14.46%
Gold Track Select_Fixed Account | LVIP ClearBridge Large Cap Value Fund Class I
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks long-term growth of capital as its primary objective. Current income is a secondary objective.
Portfolio Company Name [Text Block]	LVIP ClearBridge Large Cap Value Fund — Class I
Portfolio Company Adviser [Text Block]	Legg Mason Partners Fund Advisor, LLC
Portfolio Company Subadviser [Text Block]	ClearBridge Investments, LLC
Current Expenses [Percent]	0.72%
Average Annual Total Returns, 1 Year [Percent]	10.20%
Average Annual Total Returns, 5 Years [Percent]	10.11%
Average Annual Total Returns, 10 Years [Percent]	10.01%
Gold Track Select_Fixed Account | Invesco Comstock Portfolio - Class B
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks capital growth and income.
Portfolio Company Name [Text Block]	Invesco Comstock Portfolio — Class B
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.81%
Average Annual Total Returns, 1 Year [Percent]	17.31%
Average Annual Total Returns, 5 Years [Percent]	15.15%
Average Annual Total Returns, 10 Years [Percent]	11.83%
Gold Track Select_Fixed Account | Invesco Global Equity Portfolio - Class B
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks capital appreciation.
Portfolio Company Name [Text Block]	Invesco Global Equity Portfolio — Class B
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.83%
Average Annual Total Returns, 1 Year [Percent]	15.60%
Average Annual Total Returns, 5 Years [Percent]	7.30%
Average Annual Total Returns, 10 Years [Percent]	11.00%
Gold Track Select_Fixed Account | MetLife Multi-Index Targeted Risk Portfolio - Class B
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks a balance between growth of capital and current income, with a greater emphasis on growth of capital.
Portfolio Company Name [Text Block]	MetLife Multi-Index Targeted Risk Portfolio — Class B
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Overlay Portion: MetLife Investment Management, LLC
Current Expenses [Percent]	0.62%
Average Annual Total Returns, 1 Year [Percent]	9.08%
Average Annual Total Returns, 5 Years [Percent]	2.93%
Average Annual Total Returns, 10 Years [Percent]	5.31%
Gold Track Select_Fixed Account | Schroders Global Multi-Asset Portfolio - Class B
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks capital appreciation and current income.
Portfolio Company Name [Text Block]	Schroders Global Multi-Asset Portfolio — Class B
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Schroder Investment Management North America Inc.
Current Expenses [Percent]	0.96%
Average Annual Total Returns, 1 Year [Percent]	9.85%
Average Annual Total Returns, 5 Years [Percent]	4.28%
Average Annual Total Returns, 10 Years [Percent]	5.28%
Gold Track Select_Fixed Account | BlackRock Ultra-Short Term Bond Portfolio - Class A
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks a high level of current income consistent with prudent investment risk and preservation of capital.
Portfolio Company Name [Text Block]	BlackRock Ultra-Short Term Bond Portfolio — Class A
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	BlackRock Advisors, LLC
Current Expenses [Percent]	0.37%
Average Annual Total Returns, 1 Year [Percent]	4.15%
Average Annual Total Returns, 5 Years [Percent]	3.09%
Average Annual Total Returns, 10 Years [Percent]	2.10%
Gold Track Select_Fixed Account | MetLife Mid Cap Stock Index Portfolio - Class G
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to track the performance of the Standard & Poor’s MidCap 400® Composite Stock Price Index.
Portfolio Company Name [Text Block]	MetLife Mid Cap Stock Index Portfolio — Class G
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	MetLife Investment Management, LLC
Current Expenses [Percent]	0.60%
Average Annual Total Returns, 1 Year [Percent]	6.82%
Average Annual Total Returns, 5 Years [Percent]	8.48%
Average Annual Total Returns, 10 Years [Percent]	10.10%
Gold Track Select_Fixed Account | Nomura VIP Small Cap Value Series - Standard Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks capital appreciation.
Portfolio Company Name [Text Block]	Nomura VIP Small Cap Value Series — Standard Class
Portfolio Company Adviser [Text Block]	Delaware Management Company, a series of Nomura Investment Management Business Trust
Portfolio Company Subadviser [Text Block]	Macquarie Funds Management HK Ltd.; Macquarie Investment Management Global Limited
Current Expenses [Percent]	0.74%
Average Annual Total Returns, 1 Year [Percent]	8.16%
Average Annual Total Returns, 5 Years [Percent]	9.26%
Average Annual Total Returns, 10 Years [Percent]	9.15%
Gold Track Select_Fixed Account | Freedom 2020 Portfolio Service Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Portfolio Company Name [Text Block]	Freedom 2020 Portfolio — Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.69%
Average Annual Total Returns, 1 Year [Percent]	12.99%
Average Annual Total Returns, 5 Years [Percent]	4.57%
Average Annual Total Returns, 10 Years [Percent]	7.11%
Gold Track Select_Fixed Account | Freedom 2025 Portfolio Service Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Portfolio Company Name [Text Block]	Freedom 2025 Portfolio — Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.71%
Average Annual Total Returns, 1 Year [Percent]	14.23%
Average Annual Total Returns, 5 Years [Percent]	5.25%
Average Annual Total Returns, 10 Years [Percent]	7.75%
Gold Track Select_Fixed Account | Freedom 2030 Portfolio Service Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Portfolio Company Name [Text Block]	Freedom 2030 Portfolio — Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.74%
Average Annual Total Returns, 1 Year [Percent]	15.16%
Average Annual Total Returns, 5 Years [Percent]	5.98%
Average Annual Total Returns, 10 Years [Percent]	8.61%
Gold Track Select_Fixed Account | Freedom 2040 Portfolio Service Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Portfolio Company Name [Text Block]	Freedom 2040 Portfolio — Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	18.44%
Average Annual Total Returns, 5 Years [Percent]	8.73%
Average Annual Total Returns, 10 Years [Percent]	10.59%
Gold Track Select_Fixed Account | Freedom 2050 Portfolio Service Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Portfolio Company Name [Text Block]	Freedom 2050 Portfolio — Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	19.50%
Average Annual Total Returns, 5 Years [Percent]	9.15%
Average Annual Total Returns, 10 Years [Percent]	10.81%
Gold Track Select_Fixed Account | LVIP ClearBridge Appreciation Fund Class I
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks long-term capital appreciation.
Portfolio Company Name [Text Block]	LVIP ClearBridge Appreciation Fund — Class I
Portfolio Company Adviser [Text Block]	Legg Mason Partners Fund Advisor, LLC
Portfolio Company Subadviser [Text Block]	ClearBridge Investments, LLC
Current Expenses [Percent]	0.70%
Average Annual Total Returns, 1 Year [Percent]	14.50%
Average Annual Total Returns, 5 Years [Percent]	12.72%
Average Annual Total Returns, 10 Years [Percent]	13.34%
Gold Track Select_Fixed Account | LVIP ClearBridge Dividend Strategy Fund Class I
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks dividend income, growth of dividend income and long-term capital appreciation.
Portfolio Company Name [Text Block]	LVIP ClearBridge Dividend Strategy Fund — Class I
Portfolio Company Adviser [Text Block]	Legg Mason Partners Fund Advisor, LLC
Portfolio Company Subadviser [Text Block]	ClearBridge Investments, LLC
Current Expenses [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	12.62%
Average Annual Total Returns, 5 Years [Percent]	11.86%
Average Annual Total Returns, 10 Years [Percent]	12.46%
Gold Track Select_Fixed Account | Standard Death Benefit [Member]
Item 10. Benefits Available [Line Items]
Operation of Benefit [Text Block]	Death Benefit
Before the Maturity Date generally, a death benefit is payable when either the Annuitant or a Contract Owner dies. The death benefit is calculated at the close of the Business Day on the Death Report Date.We will pay this benefit upon receiving Due Proof of Death along with a Written Request noting the Contract Value and the total Purchase Payments attributable to the Participant under the Contract. In addition, We will require copies of records and any other reasonable proof We find necessary to verify the Contract Value and total Purchase Payments attributable to the Participant under the unallocated Contract.Death Benefit Proceeds Prior to the Maturity DateAllocated Contract. If the Participant dies before the Maturity Date and before reaching age 75, the death benefit payable will be the greater of:(a)the Contract Value of the Participant’s Individual Account; or(b)the total Purchase Payments under that Participant’s Individual Account, less, for each option, any applicable Premium Tax, minus outstanding loan amounts and prior surrenders as of the date We receive Due Proof of Death (including any applicable withdrawn charge).If the Participant dies on or after age 75 and before the Maturity Date, We will pay the Beneficiary the Contract Value of the Participant’s Individual Account, less any applicable Premium Tax or outstanding loan amounts as of the date We receive Due Proof of Death.Unallocated Contract. (This death benefit is available only with Our consent and by endorsement to the Contract and may not be available in all jurisdictions.) The unallocated Contract provides that, in the event the Participant dies before the selected Maturity Date, or the Participant’s attainment of age 75 (whichever occurs first), the death benefit payable will be the greater of:(a)the Contract Value attributable to the Participant under the Contract; or(b)the total Purchase Payments attributable to the Participant under the Contract, less any applicable Premium Tax, minus any outstanding loan amounts and prior surrenders as of the date We receive Due Proof of Death.If the Participant dies on or after attainment of age 75 and before the Maturity Date, We will pay the Beneficiary the Contract Value attributable to the Participant under the Contract, less any applicable Premium Tax, prior surrenders not previously deducted and any outstanding loan balance (if applicable) as of the date We receive Due Proof of Death.Payment of ProceedsWe describe the process of paying death benefit proceeds before the Maturity Date in the chart below. The chart does not encompass every situation and is merely intended as a general guide. More detailed information is provided in Your Contract. Also, see “Federal Tax Considerations,” later, for information about federal tax law distribution requirements that apply upon your death. Generally, the person(s) receiving the benefit may request that the proceeds be paid in one sum, including either by check, by placing the amount in an account that earns interest, or by any other method of payment that provides the Beneficiary with immediate and full access to the proceeds, or under other settlement options that We may make available and that comply with applicable tax rules.If We are notified of Your death before any requested transaction is completed (which may include, depending on your administrative platform, transactions under the DCA Program, automatic rebalancing program and systematic withdrawals), We may cancel the request. As described above, the death benefit is determined on the Death Report Date.
Before the Maturity Date, upon the Death of the	The Company Will Pay the Proceeds to:	Mandatory Payout Rules Apply*
Owner/Annuitant	The Beneficiary (ies), or if none, to the Contract Owner’s estate.	Yes
Beneficiary	No death proceeds are payable; Contract continues.	N/A
Contingent Beneficiary	No death proceeds are payable; Contract continues.	N/A
*Certain payout rules of the Code are triggered upon the death of any Contract Owner. The rules for Non-Qualified Contracts and Qualified Contracts are similar, but differ in certain material respects. See “Federal Tax Considerations” for more information on the Code distribution requirements that apply to your type of Contract.Death Proceeds after the Maturity DateIf any Participant or the Annuitant dies on or after the Maturity Date, the Company will pay the Beneficiary a death benefit consisting of any benefit remaining under the Annuity or income option then in effect, subject to the requirements of tax law. In the case of a Qualified Contract, those requirements may mean that any remaining payments after your death must be made over a shorter period than originally elected or otherwise adjusted to comply with the tax law. We will pay the death benefit to the Contract Owner, or the Beneficiary, as provided in the Plan.
Gold Track Select_Fixed Account | Dollar Cost Averaging (DCA) Program
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Dollar Cost Averaging (DCA) Program
Purpose of Benefit [Text Block]	Allows You to systematically transfer a set amount from a Funding Option or the Fixed Account (if available) to one or more Funding Options on a monthly or quarterly basis
Standard Benefit [Flag]	true
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	●Available only during the Accumulation Period●Must have a minimum total Contract Value of $5,000 to enroll●Minimum transfer amount is $400●Fixed Account Value must not be depleted in less than 12 months from date of enrollment●May only have one DCA program in place at one time
Name of Benefit [Text Block]	Dollar Cost Averaging (DCA) Program
Gold Track Select_Fixed Account | Special Dollar Cost Averaging (DCA) Program
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Special Dollar Cost Averaging (DCA) Program
Purpose of Benefit [Text Block]	Allows You to systematically make level transfers from the Fixed Account (if available) to one or more Funding Options over a 6-month , 12-month and 24-month duration
Standard Benefit [Flag]	true
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	●Available only during the Accumulation Period●Fixed Account must be available for investment●Must have a minimum total Contract Value of $5,000 to enroll●Minimum transfer amount is $400●May only have one DCA program in place at one time●Interest rates credited on amounts in the Fixed Account may differ for 6-month , 12-month and 24-month durations
Name of Benefit [Text Block]	Special Dollar Cost Averaging (DCA) Program
Gold Track Select_Fixed Account | Systematic Withdrawal Program
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Systematic Withdrawal Program
Purpose of Benefit [Text Block]	Allows You to receive regular automatic withdrawals from Your Contract
Standard Benefit [Flag]	true
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	●Each payment must be at least $50 ●Withdrawals may only be on a monthly, quarterly, semi-annual, or annual basis●Must have a minimum total Contract Value of $5,000 to enroll●Must provide at least 30 days’ notice to change instructions ●Upon 30-day written notice, We may discontinue this feature at any time. ●We reserve the right to charge a processing fee in the future. If We do so, We will inform You in writing 30 days in advance.
Name of Benefit [Text Block]	Systematic Withdrawal Program
Gold Track Select_Fixed Account | Death Benefit
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Death Benefit
Purpose of Benefit [Text Block]	Provides a death benefit at least equal to the Contract Value (less any amounts due) to Your Beneficiary(ies) if You die during the Accumulation Period
Standard Benefit [Flag]	true
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	●Amount payable depends on multiple factors, such as type of Contract, age at time of death, Contract Value, total Purchase Payments, and prior withdrawals●Withdrawals may significantly reduce the benefit●May not be available under an unallocated Contract
Name of Benefit [Text Block]	Death Benefit
Gold Track Select_Fixed Account | Variable Liquidity Benefit
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Other Amount), Maximum [Percent]	5.00%
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Variable Liquidity Benefit
Purpose of Benefit [Text Block]	Provides liquidity during the Annuity Period by allowing the Owner to take withdrawals during the Annuity Period based on the present value of Your remaining Annuity Payments
Optional Benefit [Flag]	true
Optional Benefit Expense (of Other Amount), Maximum [Percent]	5.00%
Brief Restrictions / Limitations [Text Block]	●Only offered in connection with a specific Annuity option that includes payments for a fixed period●Withdrawals may significantly reduce or eliminate remaining Annuity Payments
Name of Benefit [Text Block]	Variable Liquidity Benefit
Operation of Benefit [Text Block]	Variable Liquidity BenefitThis benefit is only offered with the fixed Variable Annuity option “Payments for a Fixed Period of 120, 180 or 240 Months without Life Contingency.”At any time after annuitization and before death, the Contract Owner may surrender and receive a payment equal to (A) minus (B), where (A) equals the present value of remaining certain payments, and (B) equals a withdrawal charge not to exceed the maximum withdrawal charge rate shown on the specifications page of the Contract multiplied by (A). The interest rate used to calculate the present value is a rate 1% higher than the assumed (daily) net investment factor used to calculate the Annuity Payments. The remaining period certain payments are assumed to be level payments equal to the most recent period certain payment prior to the request for this liquidity benefit. A withdrawal charge is not imposed if the surrender is made after the expiration of the withdrawal charge period shown on the specifications page of the Contract.For example, assume 9 years of annuity payments have been paid under a Payments for a Fixed Period of 120 Months without Life Contingency Annuity Option. At the end of the 9th year, the Contract Owner decides to exercise the Variable Liquidity Benefit feature. Assume the most recent period certain payment prior to the request was $100 a month, then the present value of $100 a month over the remaining 1 year period, assuming an annual effective interest rate of 4.5% (daily net investment factor of 3.50% plus 1%) is $1,176.13. The Variable Liquidity Benefit payable would be: $1,176.13 minus 0 (0% Withdrawal Charge multiplied by $1,176.13) = $1,176.13.
Gold Track Select_Fixed Account | Loans
Item 4. Fee Table [Line Items]
Other Transaction Fee, Current [Dollars]	$ 75.00
Other Transaction Fee (of Other Amount), Footnotes [Text Block]	Loans will be charged an initial set-up fee of $75.00.
Other Annual Expense, Current [Dollars]	$ 50.00
Gold Track Select_Fixed Account | Contingent Deferred Sales Charge
Item 4. Fee Table [Line Items]
Surrender Expense, 1 Year, Maximum [Dollars]	7,570
Surrender Expense, 1 Year, Minimum [Dollars]	6,470
Surrender Expense, 3 Years, Maximum [Dollars]	11,500
Surrender Expense, 3 Years, Minimum [Dollars]	8,168
Surrender Expense, 5 Years, Maximum [Dollars]	16,192
Surrender Expense, 5 Years, Minimum [Dollars]	10,589
Surrender Expense, 10 Years, Maximum [Dollars]	28,704
Surrender Expense, 10 Years, Minimum [Dollars]	17,271
Annuitized Expense, 1 Year, Maximum [Dollars]	2,570
No Surrender Expense, 1 Year, Maximum [Dollars]	2,570
No Surrender Expense, 1 Year, Minimum [Dollars]	1,470
No Surrender Expense, 3 Years, Maximum [Dollars]	7,900
No Surrender Expense, 3 Years, Minimum [Dollars]	4,568
No Surrender Expense, 5 Years, Maximum [Dollars]	13,492
No Surrender Expense, 5 Years, Minimum [Dollars]	7,889
No Surrender Expense, 10 Years, Maximum [Dollars]	28,704
No Surrender Expense, 10 Years, Minimum [Dollars]	$ 17,271
Gold Track Select_Fixed Account | Variable Liquidity Benefit Charge
Item 10. Benefits Available [Line Items]
Operation of Benefit [Text Block]	Variable Liquidity Benefit ChargeIf the Variable Liquidity Benefit is selected, there is a maximum charge of 5% of the amounts withdrawn during the Annuity Period. This charge is not assessed during the Accumulation Period. We impose this charge to reimburse us generally for contract sales expenses, including commissions and other distribution, promotion, and acquisition expenses. (Please refer to “Payment Options” section for a description of this benefit.)We will assess the charge as a percentage of the total benefit received as follows:
Contract Year	Withdrawal Charge
0-2	5%
3-4	4%
5-6	3%
7-8	2%
9+	0%
Please refer to “The Annuity Period” section for a description of this benefit.
Gold Track Select_Fixed Account | Dollar Cost Averaging Program
Item 10. Benefits Available [Line Items]
Operation of Benefit [Text Block]	Dollar Cost AveragingDollar cost averaging or the pre-authorized transfer program (the “DCA Program”) allows You to transfer a set dollar amount to other Funding Options on a monthly or quarterly basis during the Accumulation Period of the Contract. Using this method, You will purchase more Accumulation Units in a Funding Option if the value per unit is low and will purchase fewer Accumulation Units if the value per unit is high. Therefore, You may achieve a lower-than-average cost per unit in the long run if You have the financial ability to continue the program over a long enough period of time. Dollar cost averaging does not assure a profit or protect against a loss.
You may elect the DCA Program through Written Request or other method acceptable to Us. You must have a minimum total Contract Value of $5,000 to enroll in the DCA Program. The minimum amount that may be transferred through this program is $400. There is no additional fee to participate in the DCA Program.
You may establish pre-authorized transfers of Contract Values from the Fixed Account, subject to certain restrictions. Under the DCA Program, automated transfers from the Fixed Account may not deplete Your Fixed Account value in less than twelve months from Your enrollment in the DCA Program.
In addition to the DCA Program, We may credit increased interest rates to Contract Owners under an administrative Special DCA Program established at Our discretion, depending on availability and state law. Under this program, the Contract Owner may pre-authorize level transfers to any of the Funding Options under either a 6-Month, 12-Month or 24-Month Program. The Programs will generally have different credited interest rates. Under each Program, the interest rate can accrue up to the applicable number of months on the remaining amounts in the Special DCA Program and We must transfer all Purchase Payments and accrued interest on a level basis to the selected Funding Options in the applicable time period. For example, under the 12-Month Program, the interest rate can accrue up to 12 months on the remaining amounts in the Special DCA Program and We must transfer all Purchase Payments and accrued interest in this DCA Program on a level basis to the selected Funding Options in 12 months.
The pre-authorized transfers will begin after the initial program Purchase Payment and complete enrollment instructions are received by the Company. If We do not receive complete program enrollment instructions within 15 days of receipt of the initial program Purchase Payment, the entire balance in the DCA Program will be credited with the non-program interest rate then in effect for the Fixed Account.
You may start or stop participation in the DCA Program at any time, but You must give the Company at least 30 days’ notice to change any automated transfer instructions that are currently in place. If You stop the Special DCA Program and elect to remain in the Fixed Account, We will credit Your Contract Value for the remainder of 6 or 12 months with the interest rate for non-DCA Program funds.
You may only have one DCA Program or Special DCA Program in place at one time. We will allocate any subsequent Purchase Payments We receive within the program period selected to the current Funding Options over the remainder of that program transfer period, unless You direct otherwise.
All provisions and terms of the Contract apply to the DCA and Special DCA Programs, including provisions relating to the transfer of money between Funding Options. We reserve the right to suspend or modify transfer privileges at any time and to assess a processing fee for this service.
We may terminate Your participation in the DCA Program, depending on Your administrative platform, upon notification of Your death. We reserve the right to terminate the availability of any dollar cost averaging program at any time.
Calculation Method of Benefit [Text Block]	The following examples may help You further understand the DCA Program and Special DCA Program:•Under the DCA Program, You could decide to instruct Us to transfer $1,000 on the first of each month from the BlackRock Ultra-Short Term Bond Portfolio to another Funding Option that You have selected, such as the MetLife Aggregate Bond Index Portfolio. Hypothetically, the $1,000 allocation may have bought 50 Accumulation Units of the MetLife Aggregate Bond Index Portfolio in January, 65 Accumulation Units in February, and 45 Accumulation Units in March. In these three months, You allocated $3,000 to the MetLife Aggregate Bond Index Portfolio which has resulted in 160 Accumulation Units. The value of each Accumulation Unit is an average of the three values used at the time of allocation. This price averaging that occurs via regular purchases over a period of time is referred to as “dollar cost averaging.” If You had allocated the entire $3,000 at one time, the total value might be higher or lower.•Under the Special DCA Program, You could decide to allocate $12,000 to the Fixed Account and instruct Us to make level transfers over 12 months under the 12-Month Program (i.e., $1,000 per month, including any credited interest) from the Fixed Account to a Funding Option that You have selected, such as the BlackRock Capital Appreciation Portfolio. The level transfers would result in dollar cost averaging of Accumulation Units in the BlackRock Capital Appreciation Portfolio, similar to the example above. In addition, amounts remaining in the Fixed Account during the 12 month period would be credited interest. At the end of the 12 months, the original $12,000 (plus any credited interest) will have been transferred from the Fixed Account to the BlackRock Capital Appreciation Portfolio.
Gold Track Select_Fixed Account | Market Value Adjustment
Item 2. Overview of the Contract [Line Items]
Overview, Investor Could Lose Money Due to Contract Adjustments if Amounts are Removed [Text Block]	Market Value AdjustmentYou could lose a significant amount of money due to a negative Market Value Adjustment in certain circumstances if all or a portion of the Contract Value is withdrawn from the Fixed Account.
Overview, Transactions Subject to Contract Adjustments [Text Block]	Only full surrenders from the Fixed Account due to a Contract discontinuation during the Accumulation Period will be subject to a Market Value Adjustment.
Item 3. Key Information [Line Items]
Key Information, Contract Adjustments if Amounts are Removed [Text Block]	Market Value Adjustments. If You surrender the entire amount in the Fixed Account during the Accumulation Period due to a Contract discontinuation, We will apply a Market Value Adjustment, which may be negative. In extreme circumstances, You could lose up to 100% of the amount surrendered due to a negative Market Value Adjustment. For example, if You were to allocate $100,000 to the Fixed Account and later surrender the Contract, You could lose up to $100,000 of Your investment. This loss will be greater if You also have to pay withdrawal charges, taxes, and tax penalties. Only full surrenders from the Fixed Account due to Contract discontinuations will be subject to a Market Value Adjustment.
Key Information, Maximum Loss Resulting from Negative Adjustment [Percent]	100.00%
Key Information, Example of Maximum Loss Resulting from Negative Adjustment [Text Block]	For example, if You were to allocate $100,000 to the Fixed Account and later surrender the Contract, You could lose up to $100,000 of Your investment. This loss will be greater if You also have to pay withdrawal charges, taxes, and tax penalties. Only full surrenders from the Fixed Account due to Contract discontinuations will be subject to a Market Value Adjustment.
Key Information, Example of Maximum Loss on One Hundred Thousand Dollars Resulting from Negative Adjustment	$ 100,000
Key Information, Transactions Subject to Contract Adjustment [Text Block]	Yes. In addition to withdrawal charges and Market Value Adjutments for early withdrawals, You may also be charged for other transactions.
Item 4. Fee Table [Line Items]
Transactions Subject to Contract Adjustment, Fee Table [Text Block]	Only full surrenders from the Fixed Account due to Contract discontinuations will be subject to a Market Value Adjustment. See “Charges, Deductions, and Adjustments – Market Value Adjustment” for more information.
Item 7. Charges and Adjustments [Line Items]
Contract Adjustment [Table Text Block]	Allocated Contracts issued to non-ERISA 403(b) Plans in New York on or after April 30, 2007 and prior to January 1, 2014:The Participants will choose one of the two payment methods (Lump Sum Payment Option or Installment Payment Option) described above. The formula used in connection with these non-ERISA 403(b) Plans is exactly the same as described above except that the total surrender charge and Market Value Adjustment will not exceed 10% of the Cash Value of the Registered Fixed Account Option. Additionally on or after the 10th Certificate Year, the Market Value will equal the Cash Value.For all non-ERISA 403(b) Plans, the Contract Owner must provide notice to, and receive consent from, Participants under the Contract for this distribution. If consent is not obtained and if the Contract has been issued to a non-ERISA 403(b) Plan, We will not accept any additional Purchase Payments under the Contract or issue new Certificates, but Certificates under the Contract will continue.Contracts issued to Governmental 457 Plans Subject to the New York State Deferred Compensation Board Rules and Regulations on or after April 30, 2007 and prior to January 1, 2014:We will pay the Cash Value of the Registered Fixed Account Option in one lump sum to the Contract Owner, or Participant if so authorized, no later than 30 days following the date of discontinuance. If We defer payment for 10 working days or more, interest will continue to be earned during the deferred period at the rate required by law or at the rate currently being credited under this Contract, whichever is greater. No surrender charges nor Market Adjusted Value will be assessed against the Beneficiary of the Registered Fixed Account Option if the Contract is discontinued.
Gold Track Select_Fixed Account | Market Adjusted Value
Item 4. Fee Table [Line Items]
Contract Adjustment, Maximum Potential Loss Over Amount Withdrawn [Percent]	100.00%
Item 7. Charges and Adjustments [Line Items]
Contract Adjustment [Table Text Block]	Market Value AdjustmentA Market Value Adjustment will only apply to full surrenders from the Fixed Account due to Contract discontinuations. The Company does not assess a Market Value Adjustment against the Contract Value in the Separate Account. The amount payable to the Contract Owner may be increased or decreased by the application of the Market Value Adjustment formula to the Contract Value in the Fixed Account. This is the Market Adjusted Value. A negative Market Value Adjustment will result in loss. In extreme circumstances, You could lose up to 100% of the amount withdrawn or surrendered from the Fixed Account due to a negative Market Value Adjustment. If the Contract is part of a retirement program, Market Adjusted Values are based on a Plan’s Contract Value in the Fixed Account. The Plan will determine any application of a Market Value Adjustment to a Participant’s Individual Account. If You are a Participant, contact Your Plan Administrator/Trustee or Your employer regarding whether the Market Value Adjustment will affect a Participant's Individual Account when the Contract is terminated.If Your Contract Value is subject to both a Market Value Adjustment and a withdrawal charge, the Market Value Adjustment will be applied first. Any applicable withdrawal charges, taxes or other amounts deducted from the Fixed Account Contract Value upon surrender will be deducted from the Market Adjusted Value. A withdrawal charge will generally apply if You make a partial or full surrender of Your Contract. Transfers from the Fixed Account to the Funding Options will not be subject to a withdrawal charge or a Market Value Adjustment. See “Access to Your Money – Contract Discontinuance” for more details about when a Market Value Adjustment will apply. The Market Value Adjustment reflects the relationship, at the time of surrender, between the rate of interest credited to funds on deposit under the Fixed Account at the time of discontinuance to the rate of interest credited on new deposits at the time of discontinuance. The purpose of the Market Value Adjustment is to generally transfer from Us to You the risk of losses on the fixed income investments that We acquire to support Our obligations under the Fixed Account if You prematurely liquidate Your investment. Generally, if interest rates increase from the time that Purchase Payments are originally allocated to the Fixed Account to the time that the Contract is discontinued, one could expect the Market Value Adjustment to be negative. If interest rates decrease in that time period, one could expect the Market Value Adjustment to be positive. The MVA formula when there is a discontinuation of the Contract is the following:Market Adjusted Value = Contract Value × (1 + RO)5 / (1 + R1 + .0025†)[5]Where:RO is the weighted average of all interest rates credited to all amounts in the Fixed Account at the time of termination, andR1 is the interest rate credited on new deposits for this class of Contracts at the time of termination.† 25 basis points is the margin to cover liquidating the specific level of assets when a Market Adjusted Value calculation is triggered. The rate is set by the underlying Contract as part of the overall market adjustment formula.The Market Adjusted Value will be greater than the Contract Value when the weighted average interest rate credited to the Contract is more than 0.25% (0.0025) higher than the credited rates on new deposits. The Market Adjusted Value will be less than the Contract Value when the weighted average interest rate credited to the Contract is less than 0.25% (0.0025) higher than the credited rates on new deposits.For additional information, including examples demonstrating the operation of the Market Value Adjustment, please refer to the Statement of Additional information. You can obtain information regarding the current value of the Market Value Adjustment for the Fixed Account by contacting Us at (833) 208-3018. However, this value can fluctuate daily, and the value quoted may differ from the actual Market Value Adjustment at the time of a transaction.Example of Negative Market Adjusted ValueA negative Market Adjusted Value results when credited interest rates are higher on new deposits than the weighted average interest rate credited to the Contract.Assume new deposits are crediting 4.50%, and the weighted average interest rate credited to the Contract is 4.00%. The Contract Value at the time of discontinuance is $100,000.The Market Adjusted Value would be$96,470.95 = $100,000 * (1+0.04)5 / (1+0.045+0.0025)[5]Example of Positive Market Adjusted ValueA positive Market Adjusted Value generally results when credited interest rates are lower on new deposits than the weighted average interest rate credited to the Contract.Assume new deposits are credited 4.50%, and the weighted average interest rate credited to the Contract is 5.00%. The Contract Value at the time of discontinuance is $100,000.The Market Adjusted Value would be$101,199.03 = $100,000 * (1+0.05)5 / (1+0.045+0.0025)[5]For Contracts Issued in Every State Except New York And Connecticut:If, as of the date of discontinuance, the Market Adjusted Value is less than the Contract Value of the Fixed Account, the Contract Owner may select one of the payment methods described below:1)The Market Adjusted Value (less any applicable withdrawal charge) in one lump sum within 60 days of the date of discontinuance, or2)The Cash Surrender Value of the Fixed Account in installments over a 5-year period. The amount deducted on surrender, if any, is determined as of the date of discontinuance, and will apply to all installment payments. Interest will be credited to the remaining Contract Value of the Fixed Account during the installment period at a fixed effective annual interest rate. The minimum interest rate depends on the date Your Contract is issued but will not be less than 1%. The first payment will be made no later than 60 days following the Contract Owner’s request for surrender or Our written notification of Our intent to discontinue the Contract. The remaining payments will be mailed on each anniversary of the discontinuance for four years. During that period, no additional surrenders are allowed.If, as of the date of discontinuance, the Market Adjusted Value is greater than the Contract Value of the Fixed Account, the Contract Owner may select one of the payment methods as described below:1)The Cash Surrender Value of the Fixed Account, in one lump sum within 60 days of the date of discontinuance, or2)The Contract Value of the Fixed Account in installments over a 5-year period. Interest will be credited to the remaining Contract Value of the Fixed Account during the installment period at a fixed effective annual interest rate. The minimum interest rate depends on the date Your Contract is issued but will not be less than 1%. The first payment will be made no later than 60 days following the Contract Owner’s request for surrender or Our written notification of Our intent to discontinue the Contract. The remaining payments will be mailed on each anniversary of the discontinuance for four years. During that period, no additional surrenders are allowed.For Contracts Issued in Connecticut as of the close of the New York Stock Exchange on October 4, 2013 and thereafter:If, as of the date of discontinuance, the Market Adjusted Value is less than the Contract Value of the Fixed Account and R1 is greater than RO, We will pay the Contract Owner, in a lump sum, the Market Adjusted Value of the Fixed Account less amounts deducted upon surrender within 60 days of the date of discontinuance.If, as of the date of discontinuance, the Market Adjusted Value is less than the Contract Value of the Fixed Account and R1 is less than or equal to RO, We will pay the Contract Owner the Contract Value of the Fixed Account in installments over a 5-year period. Interest will be credited to the remaining Contract Value of the Fixed Account during the installment period at a fixed effective annual interest rate not less than the minimum interest rate. The minimum interest rate depends on the date Your Contract is issued but will not be less than 1%. The first payment will be made no later than 60 days following the Contract Owner’s request for surrender or Our written notification of Our intent to discontinue the Contract. The remaining payments will be mailed on each anniversary of the discontinuance date for four years. During that period, no additional surrenders are allowed.If, as of the date of discontinuance, the Market Adjusted Value is greater than or equal to the Contract Value of the Fixed Account, We will pay the Contract Owner the Contract Value of the Fixed Account in installments over a 5-year period. Interest will be credited to the remaining Contract Value of the Fixed Account during the installment period at a fixed effective annual interest rate. The minimum interest rate depends on the date Your Contract is issued but will not be less than 1%. The first payment will be made no later than 60 days following the Contract Owner’s request for surrender or Our written notification of Our intent to discontinue the Contract. The remaining payments will be mailed on each anniversary of the discontinuance date for four years. During that period, no additional surrenders are allowed.Allocated Contracts Issued in New York Prior to April 30, 2007:If the Market Adjusted Value is less than the Contract Value of the Fixed Account as of the date of discontinuance, We will pay You the Market Adjusted Value, less any amounts deducted on surrender, less any loans outstanding in one lump sum. This amount will never be less than 90% of the Contract Value of the Fixed Account, less any outstanding loans as of the date of discontinuance. We may defer payment of this amount for up to six months from the date of discontinuance. If a payment is deferred more than 10 working days from the date of discontinuance, We will credit interest during the deferred period in the same manner as described in Your Contract.If the Market Adjusted Value is greater than the Contract Value of the Fixed Account as of the date of discontinuance, We will pay the Cash Surrender Value of the Fixed Account as of the date of discontinuance in one lump sum. We may defer payment of this amount for up to six months from the date of discontinuance. If a payment is deferred more than 10 working days from the date of discontinuance, We will credit interest during the deferred period in the same manner as described in Your Contract.Unallocated Contracts Issued in New York Prior to April 30, 2007:You may select either of the following methods of payout:a)Lump Sum Payment Option. If the Market Adjusted Value is less than the Contract Value of the Fixed Account as of the date of the discontinuance, We will pay You the Market Adjusted Value, less any amounts deducted on surrender, in one lump sum within 60 days of the date of discontinuance. If the Market Adjusted Value is greater than the Contract Value of the Fixed Account as of the date of discontinuance, We will pay You the Cash Surrender Value of the Fixed Account within 60 days of the date of discontinuance.b)Installment Payment Option. We will pay You the Contract Value of the Fixed Account in installments over a 5-year period. Interest will be credited to the remaining Contract Value of the Fixed Account during this installment period at a fixed effective annual interest rate of not less than 1.5% below the net effective rate being credited to the Contract on the date of discontinuance. The first payment will be made no later than 60 days following Our mailing the written notice to You at the most current address available on the Company’s records. The remaining payments will be mailed on each anniversary of the discontinuance date for 4 years. Allowable distributions shown on the Contract specifications page are not permitted during the 5-year installment period.
Gold Track Select_Fixed Account | Fixed Account
Fixed Option Details [Line Items]
Fixed Option Details, Name	Fixed Account <hr style="background-color:#000000;height:1.5pt;margin-bottom:3pt;margin-left:0%;margin-top:1.5pt;position:relative;text-align:left;top:-3pt;width:510pt;"/>
Fixed Option Details, Description [Text Block]	Fixed Account
We may offer Our Fixed Account as an investment option. If You participate through a retirement Plan or other group arrangement, the Contract may provide that all or some of Your rights or choices as described in this prospectus are subject to the Plan’s terms. For example, limitations on Your rights may apply to the availability of the Fixed Account. You should consult the Contract and Plan document to see how You may be affected.Declared Interest Rates of the Initial and Subsequent Renewal PeriodsDuring the Accumulation Period, the Fixed Account credits a Guaranteed Interest Rate for the duration of each Guarantee Period, which is a period through the end of the first calendar year during which the Contract was purchased and successive 12-month periods thereafter. Information regarding the features of the Fixed Account, including (i) its name, (ii) its term, and (iii) its minimum Guaranteed Interest Rate, is available in Appendix A to this prospectus. The Fixed Account guarantees an initial interest rate which is guaranteed for a 12-month period. We will declare initial interest rates quarterly for Contracts for Plans established under Sections 401, 457, or 403(b) of the Code.At the end of the 12-month Guarantee Period, a renewal interest rate will be determined. The rate will never be less than the minimum interest rate. The minimum interest rate depends on the date Your Contract is issued but will not be less than 1%. At the end of the initial Guarantee Period, the first renewal rate will be guaranteed to the end of that calendar year. The second and all subsequent renewal rates will be declared each subsequent January 1 thereafter and will be guaranteed through December 31 of that year.In the future, the Company may decide to offer the Fixed Account with guaranteed rates that are declared on a calendar quarter basis and applied to all Purchase Payments for the remainder of the calendar quarter. At the end of such quarter and all subsequent calendar quarters, the Company will declare a new guaranteed rate that will be applied to all new Purchase Payments allocated to the Fixed Account for the following calendar quarter, as well as Purchase Payments that were previously applied to the Fixed Account.The Company has no specific formula for determining the rate(s) of interest that it will declare. Generally, the rates We determine will reflect interest rates available on the types of debt instruments in which We intend to invest the amounts directed to the Fixed Account. (See “Investments by the Company.”) In addition, the Company’s management may also consider various other factors in determining interest rates for a given period, including regulatory and tax requirements; sales commission and administrative expenses borne by the Company; general economic trends; and competitive factors. The Company’s management will make the final determination as to any Declared Interest Rates and any interest in excess of the minimum interest rate. The Company cannot predict nor guarantee the rates of any future declared interest in excess of the minimum rate.Contract ValuesWe will credit amounts held under the Fixed Account with interest. The minimum Guaranteed Interest Rate depends on the date Your Contract is issued but will not be less than 1%. Interest is credited daily. Purchase Payments (other than the initial Purchase Payment) are allocated to the Fixed Account as of the close of the business day on which We receive the Purchase Payment at the Home Office. Therefore, Purchase Payments begin earning interest the day after We receive the Purchase Payment in Good Order. At the end of each Guarantee Period, in the absence of other instructions or requests from You, the amount in the Guarantee Period will automatically be renewed into a new Guarantee Period, subject to the declared renewal interest rate. You may transfer amounts between the Fixed Account and the Funding Options at any time during the Accumulation Period, subject to the terms and restrictions described in “Transfers.” No Market Value Adjustment or withdrawal charge applies when a transfer is made. You could lose a significant amount of money due to a negative Market Value Adjustment if all or a portion of the Contract Value is withdrawn from the Fixed Account. Only full surrenders from the Fixed Account due to Contract discontinuations will be subject to a Market Value Adjustment. See “Charges, Deductions, and Adjustments – Market Value Adjustment,” and “Access to Your Money,” for more information.
Fixed Option Details, Interest Crediting [Line Items]
Fixed Option Details, Interest Crediting [Text Block]	We may offer Our Fixed Account as an investment option. If You participate through a retirement Plan or other group arrangement, the Contract may provide that all or some of Your rights or choices as described in this prospectus are subject to the Plan’s terms. For example, limitations on Your rights may apply to the availability of the Fixed Account. You should consult the Contract and Plan document to see how You may be affected.Declared Interest Rates of the Initial and Subsequent Renewal PeriodsDuring the Accumulation Period, the Fixed Account credits a Guaranteed Interest Rate for the duration of each Guarantee Period, which is a period through the end of the first calendar year during which the Contract was purchased and successive 12-month periods thereafter. Information regarding the features of the Fixed Account, including (i) its name, (ii) its term, and (iii) its minimum Guaranteed Interest Rate, is available in Appendix A to this prospectus. The Fixed Account guarantees an initial interest rate which is guaranteed for a 12-month period. We will declare initial interest rates quarterly for Contracts for Plans established under Sections 401, 457, or 403(b) of the Code.At the end of the 12-month Guarantee Period, a renewal interest rate will be determined. The rate will never be less than the minimum interest rate. The minimum interest rate depends on the date Your Contract is issued but will not be less than 1%. At the end of the initial Guarantee Period, the first renewal rate will be guaranteed to the end of that calendar year. The second and all subsequent renewal rates will be declared each subsequent January 1 thereafter and will be guaranteed through December 31 of that year.In the future, the Company may decide to offer the Fixed Account with guaranteed rates that are declared on a calendar quarter basis and applied to all Purchase Payments for the remainder of the calendar quarter. At the end of such quarter and all subsequent calendar quarters, the Company will declare a new guaranteed rate that will be applied to all new Purchase Payments allocated to the Fixed Account for the following calendar quarter, as well as Purchase Payments that were previously applied to the Fixed Account.The Company has no specific formula for determining the rate(s) of interest that it will declare. Generally, the rates We determine will reflect interest rates available on the types of debt instruments in which We intend to invest the amounts directed to the Fixed Account. (See “Investments by the Company.”) In addition, the Company’s management may also consider various other factors in determining interest rates for a given period, including regulatory and tax requirements; sales commission and administrative expenses borne by the Company; general economic trends; and competitive factors. The Company’s management will make the final determination as to any Declared Interest Rates and any interest in excess of the minimum interest rate. The Company cannot predict nor guarantee the rates of any future declared interest in excess of the minimum rate.
Fixed Option Details, Term [Text Block]	During the Accumulation Period, the Fixed Account credits a Guaranteed Interest Rate for the duration of each Guarantee Period, which is a period through the end of the first calendar year during which the Contract was purchased and successive 12-month periods thereafter. Information regarding the features of the Fixed Account, including (i) its name, (ii) its term, and (iii) its minimum Guaranteed Interest Rate, is available in Appendix A to this prospectus. The Fixed Account guarantees an initial interest rate which is guaranteed for a 12-month period. We will declare initial interest rates quarterly for Contracts for Plans established under Sections 401, 457, or 403(b) of the Code.At the end of the 12-month Guarantee Period, a renewal interest rate will be determined. The rate will never be less than the minimum interest rate. The minimum interest rate depends on the date Your Contract is issued but will not be less than 1%. At the end of the initial Guarantee Period, the first renewal rate will be guaranteed to the end of that calendar year. The second and all subsequent renewal rates will be declared each subsequent January 1 thereafter and will be guaranteed through December 31 of that year.
Fixed Option Details, Minimum Guaranteed Interest Rate [Percent]	1.00%
Fixed Option Details, Maturity Notice [Flag]	true
Fixed Option Details, Other Material Features [Text Block]	Transfers from the Fixed AccountThe Contract Owner may transfer amounts from the Fixed Account to one or more of the Funding Options subject to the Competing Fund restrictions described in this prospectus and in Your Contract. All transfers will be made on a last-in, first-out basis. That is, the money most recently deposited or transferred into the Fixed Account will be transferred or surrendered first.Amounts previously transferred from the Fixed Account to the Funding Options may not be transferred back to the Fixed Account or any Competing Fund for a period of at least 3 months from the date of the transfer. The Company may eliminate this restriction in circumstances where Guaranteed Interest Rates on the Fixed Account are declared and credited on a quarterly basis.We reserve the right to limit transfers from the Fixed Account in any calendar year to 20% of the Contract/Certificate Contract Value in the Fixed Account as of the end of the preceding Contract/Certificate Year. If transfers are limited in any calendar year to 20% of the Fixed Account Contract Value, it is important to note that it will take over 10 years (assuming no additional Purchase Payments or transfers into the Contract/Certificate and discounting any accrued interest) to make a complete transfer of Your balance from the Fixed Account because of the transfer allowance restriction indicated above. This is because the 20% transfer allowance is based on a declining Contract Value in the Fixed Account rather than withdrawals based upon a fixed number of years. For example (based on the assumptions above), if Your initial Contract Value in the Fixed Account is $100, the 20% transfer allowance only allows You to transfer up to $20 that Contract/Certificate Year. If You transfer the maximum transfer allowance that Contract/Certificate Year, You may only transfer up to $16 the following Contract/Certificate Year based on the 20% transfer allowance of the $80 Contract Value remaining in the Fixed Account for such Contract/Certificate Year. It is important to consider when deciding to invest in the Fixed Account whether this 20% transfer allowance restriction fits Your risk tolerance and time horizon. (See also “Access to Your Money.”)Transfers to the Fixed AccountThe Contract Owner may transfer amounts in the Funding Options to the Fixed Account subject to the Competing Fund restrictions described in this prospectus and in Your Contract. Amounts previously transferred from a Competing Fund to a Funding Option which is not a Competing Fund may not be transferred to the Fixed Account for a period of at least 3 months from the date of transfer.The General AccountObligations under the Contract are obligations of the Company. Purchase Payments made under the Contract and directed to the Fixed Account become a part of the Company’s General Account. Any obligations that exceed the assets in the Separate Account are payable by the Company’s General Account, as well as the amount of the guaranteed death benefit and Annuity Payments that exceeds the Contract Value. Benefit amounts paid from the General Account are subject to the financial strength and claims paying ability of the Company and Our long term ability to make such payments and are not guaranteed by Our parent company, Brighthouse Financial, Inc., or by any other party. We issue other Annuity contracts and life insurance policies where We pay all money We owe under those contracts and policies from Our General Account. The Company’s General Account is not segregated or insulated from the claims of the Company’s creditors. The General Account consists of securities and other investments that may decline in value during periods of adverse market conditions. We are regulated as an insurance company under state law, which includes, generally, limits on the amount and type of investments in Our General Account. However, there is no guarantee that We will be able to meet Our claims paying obligations; there are risks to purchasing any insurance product.The Company’s financial statements include a further discussion of risks inherent within the Company’s General Account investments, and the Company's reports filed with the SEC contain further information about the Company's financial condition as well as the financial and operational risks to which the Company is subject. (See “Other Information – Financial Statements.”) Investments by the Company
We must invest Our assets according to applicable state law regarding the nature, quality and diversification of investments that may be made by life insurance companies. In general, these laws permit investments, within specified limits and subject to certain qualifications, in federal, state and municipal obligations, corporate bonds, preferred and common stocks, real estate mortgages, real estate and certain other investments. All General Account assets of the Company would be available to meet the Company’s guarantee under the Fixed Account. The proceeds from the Fixed Account will become part of the Company’s general assets and are available to fund the claims of all classes of customers of the Company.In establishing Declared Interest Rates, the Company will consider the yields available on the instruments in which it intends to invest the amounts directed to the Fixed Account. The current investment strategy for the Contracts is to invest in investment-grade fixed income securities, including public bonds, privately placed bonds, and mortgages, some of which may be zero coupon securities. While this generally describes Our investment strategy, We are not obligated to follow any particular strategy except as may be required by federal and state laws.
Fixed Option [Line Items]
Fixed Option Available, Name	Fixed Account
Fixed Option Available, Term	12 months
Fixed Option Available, Minimum Guaranteed Interest Rate [Percent]	1.00%
Gold Track Select_Fixed Account | Fixed Account | Market Value Adjustment
Fixed Option Details, Interest Crediting [Line Items]
Fixed Option Details, Investor Could Lose Money Due to Contract Adjustments if Amounts are Removed [Text Block]	You could lose a significant amount of money due to a negative Market Value Adjustment if all or a portion of the Contract Value is withdrawn from the Fixed Account.
Fixed Option Details, Transactions Subject to Contract Adjustments [Text Block]	Only full surrenders from the Fixed Account due to Contract discontinuations will be subject to a Market Value Adjustment.
Gold Track Select_Fixed Account | Risk of Loss [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]	Yes. You can lose money by investing in this Contract including loss of principal.
Gold Track Select_Fixed Account | Not Short Term Investment Risk [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]	No. This Contractis not a short-term investment and is not appropriate for an investor who needs ready access to cash. Amounts withdrawn from the Contract may result in withdrawal charges, taxes and tax penalties.●Withdrawal charges may apply for the first 8 years of the Contract. Withdrawal charges will reduce the value of Your Contract if You withdraw money during the applicable time period.●The benefits of tax deferral also mean the Contract is more beneficial to investors with a long time horizon.●There are certain circumstances where withdrawing amounts from the Fixed Account will result in a negative Market Value Adjustment, including full surrenders due to Contract discontinuation during the Accumulation Period.●At the end of each Guarantee Period, in the absence of other instructions or requests from You, the amount in the Guarantee Period will automatically be renewed into a new Guarantee Period, subject to the declared renewal interest rate.
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Unsuitable as Short-Term Savings Vehicle. The Contract is intended for retirement savings or other long-term investment purposes. It is not suitable as a short-term savings vehicle. This means if You plan to withdraw money or surrender the Contract for short-term needs, it may not be the right contract for You. A charge may be assessed on withdrawals and surrenders in addition to taxes and tax penalties and these deductions could be substantial. Full surrenders from the Fixed Account due to Contract discontinuations may also be subject to a negative Market Value Adjustment, in addition to any applicable surrender charges and tax consequences, which will decrease the amount payable to You. In extreme circumstances, You could lose up to 100% of the amount withdrawn or surrendered from the Fixed Account due to a negative Market Value Adjustment. Please discuss Your insurance needs and financial objectives with Your financial representative.
Gold Track Select_Fixed Account | Investment Options Risk [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]	An investment in this Contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options available under the Contract.●Each investment option, including the Fixed Account, has its own unique risks.●You should review the prospectuses for the available Underlying Funds and the prospectus disclosure for the Fixed Account before making an investment decision.
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Funding Option Availability Risk. We reserve the right, subject to compliance with the law, to substitute investment alternatives under the Contract.
Gold Track Select_Fixed Account | Investment Options Risk [Member] | Market Value Adjustment
Early Withdrawal Risk [Line Items]
Risk, Maximum Loss Resulting from Negative Contract Adjustment [Percent]	100.00%
Gold Track Select_Fixed Account | Contract Benefits Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Optional Benefits Risk. Withdrawals could significantly reduce the value of your Contract, the death benefit, the amount available for loans, and other Contract benefits. The reduction may be more than the amount withdrawn. Specifically, withdrawals will reduce the value of Contract benefits. You should consider the impact that a withdrawal may have on standard and optional Contract benefits.
Gold Track Select_Fixed Account | Insurance Company Risk [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]	An investment in the Contract is subject to the risks related to Us. Any obligations (including under the Fixed Account) and guarantees and benefits of the Contract that exceed the assets of the Separate Account are subject to Our claims-paying ability. If We experience financial distress, We may not be able to meet Our obligations to You. More information about Brighthouse Life Insurance Company, including Our financial strength ratings, is available by contacting Us at 888-243-1968.
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Insurance Company Risk. Any obligations (including under the Fixed Account) and guarantees and benefits of the Contract that exceed the assets of the Separate Account are subject to Our claims-paying ability. It is possible that We could experience financial difficulty in the future and even become insolvent, and therefore unable to provide all of the obligations and guarantees and benefits that exceed the assets in the Separate Account that We promise. Likewise, Our experiencing financial difficulty could impair Our ability to fulfill Our obligations under the Fixed Account offered under this Contract.
Gold Track Select_Fixed Account | Contract Changes Risk [Member]
Contract Changes Risk [Line Items]
Stops Accepting Payments Risk [Text Block]	Allocations and transfers to and from the Fixed Account may subject to significant limitations. Where permitted by state law, We reserve the right under the Contract (with 30 days advance written notice) to restrict Purchase Payments into the Fixed Account or transfers from the Funding Options into the Fixed Account whenever the credited interest rate is equal to the minimum Guaranteed Interest Rate specified in Your Contract.
Restrictions on Transfers Risk [Text Block]	We reserve the right to limit transfers from the Fixed Account in any calendar year to 20% of the Contract/Certificate Value in the Fixed Account as of the end of the preceding Contract/Certificate Year. You should consider how significant the ability to make allocations to or transfers to and from the Fixed Account is for Your long term investment Plans, because the Fixed Account may not be available at all times or may have significant restrictions.
Gold Track Select_Fixed Account | Investment Risk
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Investment Risk. You bear the risk of any decline in Your Contract Value resulting from the performance of the Funding Options You have chosen. Your Contract Value could decline very significantly, and there is a risk of loss of the entire amount invested. This risk varies with each Funding Option’s Underlying Fund. This risk could have a significant negative impact on certain benefits and guarantees under the Contract. The investment risks are described in the prospectuses for the Underlying Funds.
Gold Track Select_Fixed Account | Fixed Account Allocation and Transfer Risk
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Fixed Account Allocation and Transfer Risk. Allocations and transfers to and from the Fixed Account may subject to significant limitations. Where permitted by state law, We reserve the right under the Contract (with 30 days advance written notice) to restrict Purchase Payments into the Fixed Account or transfers from the Funding Options into the Fixed Account whenever the credited interest rate is equal to the minimum Guaranteed Interest Rate specified in Your Contract. Additionally, We reserve the right to limit transfers from the Fixed Account in any calendar year to 20% of the Contract/Certificate Value in the Fixed Account as of the end of the preceding Contract/Certificate Year. You should consider how significant the ability to make allocations to or transfers to and from the Fixed Account is for Your long term investment Plans, because the Fixed Account may not be available at all times or may have significant restrictions.
Gold Track Select_Fixed Account | Interest Rate Risk
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Declared Interest Rate Risk. At the end of each Guarantee Period, a renewal interest rate will be determined by the Company. The Company’s management will make the final determination as to any Declared Interest Rates and any interest in excess of the minimum interest rate. The Company cannot predict nor guarantee the rates of any future declared interest in excess of the minimum rate. You bear the risk that we will not declare a rate in excess of the minimum rate.
Gold Track Select_Fixed Account | Tax Consequences
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Tax Consequences. Withdrawals are generally taxable (to the extent of any earnings in the Contract), and prior to age 59½ a tax penalty may apply. In addition, even if the Contract is held for years before any withdrawal is made, the withdrawals are taxable as ordinary income rather than capital gains.
Gold Track Select_Fixed Account | Plan Terms Risk
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Plan Terms Risk. If You participate through a retirement Plan or other group arrangement, the Contract may provide that all or some of Your rights, choices or Contract features, as described in this prospectus, are subject to the Plan’s terms. For example, limitations on Your rights may apply to investment options, Purchase Payments, withdrawals, transfers, Plan loans, the death benefit and Annuity options, and the availability of Contract benefits. We may rely on Your employer’s or the Plan Administrator’s statements to Us as to the terms of the Plan or Your entitlement to any amounts. We are not a party to Your employer’s retirement Plan. We will not be responsible for determining what Your Plan says. You should consult the Contract and Plan document to see how You may be affected. An involuntary distribution to You from Your Plan may be subject to withdrawal charges under the Contract.
Gold Track Select_Fixed Account | Cybersecurity and Certain Business Continuity Risks
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Cybersecurity and Certain Business Continuity Risks. Our variable product business is largely conducted through complex information technology and communications systems operated by Us and Our service providers and business partners (e.g., the Underlying Funds and the firms involved in the distribution and sale of Our variable contracts). Our operations rely on the secure processing, storage and transmission of data and confidential and other information in Our systems and the systems of third party service providers. We have established administrative and technical controls and business continuity and resilience plans to protect Our operations against attempts by unauthorized third parties to improperly access, modify, disrupt the operation of, or prevent access to critical networks or systems or data within them (a “cyber-attack”). Despite these protocols, the techniques used to attack systems and networks change frequently, are becoming more sophisticated, and can originate from a wide variety of sources including internal actors (through malicious or accidental acts), terrorists, nation states, politically or financially motivated actors, or other third parties, such as external service providers. Furthermore, the rapid evolution and increased adoption of artificial intelligence (“AI”) technologies may intensify Our cybersecurity risks, including the deployment of artificial intelligence technologies by malicious third parties and threat actors that may increase in sophistication and effectiveness in the future. There may be an increased risk of cyber-attacks that may adversely disrupt or degrade Our operations and compromise Our data during periods of geo-political or military conflict. There is also a chance that certain risks have not been identified or prepared for, or that an attack may not be detected which limits Our ability, as well as that of Our service providers and business partners, to plan for or respond to, an attack.A failure of our computer systems could cause significant interruptions in our operations, compromise the security, confidentiality or privacy of sensitive data, and otherwise adversely affect Our business and ability to administer the Contracts. Unanticipated problems with, or failures of, Our disaster recovery systems and business continuity plans could also have a material, negative impact on Our ability to conduct business and on Our financial condition and operations, as well on individual Owners and their Contracts. Our operations also could be negatively impacted by a cyber-attack or system failure affecting a third party, such as a service provider, business partner, another participant in the financial markets, or a governmental or regulatory authority. Disruptions or failures to Our operations, systems, and networks can originate from a wide variety of sources including, but not limited to, a disaster such as a natural catastrophe, epidemic or pandemic crisis, military or terrorist actions, cyber-attack and unanticipated problems with Our or Our service providers’ disaster recovery systems (and the disaster recovery systems of such vendors’ suppliers, vendors, or subcontractors). Such disasters and events may adversely affect Our ability to conduct business or administer the contract. Cyber-attacks and disruptions or failures to Our systems and business operations could result in regulatory fines or sanctions, litigation, penalties or financial losses, reputational harm, loss of customers, and/or otherwise adversely affect Our business. Such events could also interfere with Our processing of Contract transactions, including the processing of transfer orders from Our website or with the Underlying Funds; impact Our ability to calculate Accumulation Unit values; cause the release and/or possible loss, misappropriation or corruption of data or confidential Contract Owner or business information; or impede order processing or cause other operational issues. Cyber-attacks, disruptions or failures may also impact the issuers of securities in which the Underlying Funds invest, and it is possible the funds underlying Your Contract could lose value. We cannot control the cybersecurity plans and systems implemented by third parties, including service providers or issuers of securities in which the Underlying Funds invest. Although We continually make efforts to identify and reduce Our exposure to cybersecurity risks and operations failures, there can be no assurance that We or Our third party service providers or the Underlying Funds will be able to detect, manage, prevent, or avoid cyber-attacks, disruptions, or failures affecting Your Contract in the future.
Gold Track Select_Fixed Account | Underlying Funds That Have A Managed Volatility Strategy
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Underlying Funds That Have A Managed Volatility Strategy. Certain Underlying Funds are managed in a way that is intended to minimize volatility of returns (referred to as a “managed volatility strategy”). Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors or general market conditions. Bond prices may fluctuate because they move in the opposite direction of interest rates. Foreign investing carries additional risks such as currency and market volatility. A managed volatility strategy is designed to reduce volatility of returns to these Underlying Funds from investing in stocks and bonds. This strategy seeks to reduce such volatility by “smoothing” returns, which may result in an Underlying Fund outperforming the general securities market during periods of flat or negative market performance, and underperforming the general securities market during periods of positive market performance. This means that in periods of high market volatility, this managed volatility strategy could limit your participation in market gains; this may conflict with your investment objectives by limiting your ability to maximize potential growth of your Contract Value and, in turn, the value of any guaranteed benefit that is tied to investment performance. Other Underlying Funds may offer the potential for higher returns. Please see the Underlying Fund prospectuses for more information in general, as well as more information about the managed volatility strategy.